MassMutual Short-Duration Bond Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 89.7%

CORPORATE DEBT — 45.9%
Agriculture — 0.6%
BAT Capital Corp.
4.700% 4/02/27	$490,000	$485,006
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	520,000	511,356
		996,362
Apparel — 0.1%
Tapestry, Inc.
7.000% 11/27/26	158,000	163,796
Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC
2.300% 2/10/25	920,000	884,737
General Motors Financial Co., Inc.
5.800% 1/07/29	480,000	491,214
Hyundai Capital America
6.100% 9/21/28 (a)	550,000	571,525
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	1,095,000	984,529
		2,932,005
Auto Parts & Equipment — 0.3%
LG Energy Solution Ltd.
5.625% 9/25/26 (a)	500,000	505,101
Banks — 11.6%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	1,585,000	1,553,078
ABQ Finance Ltd.
2.000% 7/06/26 (a)	1,200,000	1,100,484
Bank Mandiri Persero Tbk. PT
5.500% 4/04/26 (a)	1,082,000	1,084,157
Bank of America Corp. Secured Overnight Financing Rate + 0.960%
1.734% VRN 7/22/27	975,000	893,247
Barclays PLC
5.200% 5/12/26	1,340,000	1,331,313
BPCE SA
4.625% 7/11/24 (a)	1,200,000	1,186,908
Credit Agricole SA Secured Overnight Financing Rate + 1.860%
6.316% VRN 10/03/29 (a)	596,000	624,227
Danske Bank AS 1 yr. CMT + 0.730%
1.549% VRN 9/10/27 (a)	1,200,000	1,082,487
Deutsche Bank AG Secured Overnight Financing Rate + 1.219%
2.311% VRN 11/16/27	715,000	653,790
HSBC Holdings PLC Secured Overnight Financing Rate + 1.290%
1.589% VRN 5/24/27	1,150,000	1,054,756

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Huntington Bancshares, Inc. Secured Overnight Financing Rate + 2.020%
6.208% VRN 8/21/29	$560,000	$577,433
ING Groep NV Secured Overnight Financing Rate + 1.560%
6.083% VRN 9/11/27	560,000	571,482
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 1.522%
4.203% VRN 7/23/29	600,000	583,033
Lloyds Banking Group PLC 1 yr. CMT + 1.700%
5.871% VRN 3/06/29	775,000	793,766
Macquarie Group Ltd. Secured Overnight Financing Rate + 1.069%
1.340% VRN 1/12/27 (a)	1,050,000	964,674
Morgan Stanley Secured Overnight Financing Rate + 1.630%
5.449% VRN 7/20/29	1,135,000	1,156,510
Natwest Group PLC 1 yr. CMT + .900%
1.642% VRN 6/14/27	890,000	812,650
Societe Generale SA 1 yr. CMT + 1.300%
2.797% VRN 1/19/28 (a)	1,200,000	1,105,130
Synovus Bank
5.625% 2/15/28	653,000	627,400
Truist Financial Corp. Secured Overnight Financing Rate + 2.446%
7.161% VRN 10/30/29	515,000	556,217
UBS Group AG
Secured Overnight Financing Rate Index + .980% 1.305% VRN 2/02/27 (a)	760,000	695,572
1 yr. CMT + 1.080% 1.364% VRN 1/30/27 (a)	875,000	802,308
Wells Fargo & Co. Secured Overnight Financing Rate + 1.740%
5.574% VRN 7/25/29	570,000	582,009
		20,392,631
Beverages — 0.5%
JDE Peet's NV
1.375% 1/15/27 (a)	1,029,000	924,667
Chemicals — 2.3%
Celanese US Holdings LLC
6.165% 7/15/27	425,000	435,776
6.350% 11/15/28	560,000	587,281
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (a)	555,000	486,337
MEGlobal Canada ULC
5.000% 5/18/25 (a)	1,050,000	1,036,770
Yara International ASA
4.750% 6/01/28 (a)	1,525,000	1,487,633
		4,033,797
Commercial Services — 0.8%
Triton Container International Ltd.
2.050% 4/15/26 (a)	1,500,000	1,371,801
Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	1,000,000	925,921
Antares Holdings LP
2.750% 1/15/27 (a)	485,000	429,666
3.950% 7/15/26 (a)	880,000	818,456
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	1,445,000	1,393,752

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BGC Group, Inc.
4.375% 12/15/25	$1,340,000	$1,285,986
Charles Schwab Corp.
5.875% 8/24/26	490,000	502,566
Secured Overnight Financing Rate + 1.878% 6.196% VRN 11/17/29	465,000	487,621
REC Ltd.
2.250% 9/01/26 (a)	800,000	738,216
		6,582,184
Electric — 1.7%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	1,630,000	1,478,395
Ameren Corp.
5.700% 12/01/26	239,000	244,398
Pacific Gas & Electric Co.
4.950% 6/08/25	760,000	755,015
Sempra
5.400% 8/01/26	465,000	471,088
		2,948,896
Entertainment — 0.4%
Warnermedia Holdings, Inc.
3.638% 3/15/25	730,000	714,159
Food — 1.3%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.500% 1/15/27	1,425,000	1,311,370
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	995,000	952,708
		2,264,078
Hand & Machine Tools — 0.6%
Regal Rexnord Corp.
6.050% 2/15/26 (a)	725,000	733,013
6.050% 4/15/28 (a)	250,000	253,069
		986,082
Health Care – Services — 0.4%
HCA, Inc.
5.200% 6/01/28	680,000	686,978
Home Builders — 0.3%
Toll Brothers Finance Corp.
4.875% 3/15/27	540,000	536,865
Housewares — 0.4%
Newell Brands, Inc.
6.375% 9/15/27 (b)	780,000	774,416
Insurance — 2.6%
Athene Global Funding
1.730% 10/02/26 (a)	1,635,000	1,476,824
Lincoln National Corp., (Acquired 4/19/23, Cost $731,429),
3.800% 3/01/28 (b) (c)	825,000	791,885

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	$2,365,000	$2,222,614
		4,491,323
Internet — 0.6%
Prosus NV
3.257% 1/19/27 (a)	1,250,000	1,154,780
Investment Companies — 2.3%
Ares Capital Corp.
3.875% 1/15/26	910,000	874,194
Blackstone Private Credit Fund
2.625% 12/15/26	1,325,000	1,200,275
Blue Owl Credit Income Corp.
4.700% 2/08/27	1,015,000	958,741
Golub Capital BDC, Inc.
2.500% 8/24/26	1,115,000	1,010,532
		4,043,742
Lodging — 0.5%
Las Vegas Sands Corp.
3.200% 8/08/24	930,000	911,946
Machinery – Construction & Mining — 0.5%
Weir Group PLC
2.200% 5/13/26 (a)	1,036,000	963,146
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a)	575,000	555,548
Paramount Global
3.700% 6/01/28	550,000	508,247
		1,063,795
Mining — 0.4%
Alcoa Nederland Holding BV
6.125% 5/15/28 (a)	770,000	774,433
Oil & Gas — 1.8%
EQT Corp.
6.125% STEP 2/01/25	592,000	594,634
Ovintiv, Inc.
5.375% 1/01/26	400,000	400,008
5.650% 5/15/28	650,000	663,221
Parkland Corp.
5.875% 7/15/27 (a)	455,000	453,163
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,220,000	1,136,340
		3,247,366
Pharmaceuticals — 2.1%
Bayer US Finance II LLC
4.375% 12/15/28 (a)	525,000	498,876
CVS Health Corp.
5.000% 1/30/29	570,000	580,459

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hikma Finance USA LLC
3.250% 7/09/25 (a)	$1,150,000	$1,100,090
Viatris, Inc.
2.300% 6/22/27	1,605,000	1,455,622
		3,635,047
Pipelines — 2.0%
Columbia Pipelines Holding Co. LLC
6.055% 8/15/26 (a)	511,000	523,075
Energy Transfer LP
4.950% 6/15/28	1,375,000	1,369,620
Harvest Midstream I LP
7.500% 9/01/28 (a)	391,000	388,685
ONEOK, Inc.
5.550% 11/01/26	270,000	274,751
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	960,000	947,607
		3,503,738
Real Estate — 0.6%
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	1,025,000	1,006,431
Real Estate Investment Trusts (REITS) — 2.7%
CubeSmart LP
2.250% 12/15/28	650,000	573,955
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	1,125,000	940,063
GLP Capital LP/GLP Financing II, Inc.
5.375% 4/15/26	570,000	566,476
Omega Healthcare Investors, Inc.
4.750% 1/15/28	989,000	950,710
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	600,000	566,372
Vornado Realty LP
2.150% 6/01/26	1,200,000	1,082,026
		4,679,602
Retail — 0.6%
Advance Auto Parts, Inc.
5.900% 3/09/26	343,000	341,841
Nordstrom, Inc.
4.000% 3/15/27	740,000	689,340
		1,031,181
Savings & Loans — 0.2%
Nationwide Building Society
4.000% 9/14/26 (a)	297,000	285,018
Telecommunications — 1.0%
Sprint Capital Corp.
6.875% 11/15/28	650,000	704,295
Tower Bersama Infrastructure Tbk. PT
4.250% 1/21/25 (a)	1,100,000	1,076,618
		1,780,913

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	$1,338,000	$1,207,600

TOTAL CORPORATE DEBT (Cost $83,317,747)		80,593,879

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 43.7%
Automobile Asset-Backed Securities — 0.2%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	339,000	319,467
Commercial Mortgage-Backed Securities — 5.3%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (a) (d)	2,280,000	1,998,919
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (a) (d)	3,050,000	2,605,191
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (d)	1,015,000	679,843
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 7.677% FRN 1/15/36 (a)	4,106,000	3,425,734
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 8.227% FRN 1/15/36 (a)	760,000	580,824
		9,290,511
Other Asset-Backed Securities — 20.9%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
5.676% FRN 9/15/41 (a)	32,863	32,381
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.812%
7.227% FRN 10/20/31 (a)	2,352,000	2,338,507
AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 3 mo. USD Term SOFR + 1.322%
6.734% FRN 7/22/32 (a)	2,000,000	1,997,534
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
4.230% FRN 10/25/34	66,632	58,643
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD Term SOFR + 1.812%
7.227% FRN 10/20/31 (a)	3,700,000	3,682,895
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	3,736,000	3,207,809
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	104,051	101,749
Series 2017-1A, Class B, 3.240% 5/25/29 (a)	29,729	29,240
Series 2019-A, Class B, 3.780% 9/26/33 (a)	665,833	634,579
CARS-DB4 LP, Series 2020-1A, Class B1
4.170% 2/15/50 (a)	3,289,000	3,122,341
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B
5.095% 4/15/39 (a)	707,996	458,441
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD Term SOFR + 1.242%
6.657% FRN 4/20/31 (a)	885,266	885,091
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	577,448	518,396

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.960% 3/25/30 (a)	$318,867	$312,656
Series 2019-A, Class C, 3.450% 1/25/34 (a)	1,390,844	1,310,027
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,939,538	1,660,281
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	727,844	656,733
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,565,320	1,414,622
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	528,428	459,278
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	104,591	92,005
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	257,159	234,703
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	170,206	158,350
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	84,980	76,747
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	681,722	641,060
Hilton Grand Vacations Trust, Series 2019-AA, Class C
2.840% 7/25/33 (a)	610,700	575,161
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B
4.458% 11/15/39 (a)	1,757,143	823,962
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	94,344	88,793
Mosaic Solar Loans Trust, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	566,802	522,820
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 3 mo. USD Term SOFR + 1.422%
6.816% FRN 7/15/34 (a)	500,000	499,003
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class BR, 3 mo. USD Term SOFR + 1.762%
7.158% FRN 4/19/30 (a)	500,000	499,971
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662%
7.040% FRN 7/25/30 (a)	1,375,000	1,352,340
Orange Lake Timeshare Trust
Series 2016-A, Class B, 2.910% 3/08/29 (a)	116,438	112,421
Series 2018-A, Class C, 3.740% 11/08/30 (a)	122,565	119,556
Oxford Finance Funding LLC, Series 2020-1A, Class B
4.037% 2/15/28 (a)	365,990	356,451
PVOne LLC, Series 2023-1, Class A
7.670% 9/17/35 (a)	1,000,002	1,004,056
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD Term SOFR + 1.662%
7.056% FRN 7/15/31 (a)	2,650,000	2,615,357
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	157,868	150,936
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	4,048,000	3,792,510
		36,597,405
Student Loans Asset-Backed Securities — 6.0%
Chase Education Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + .482%
5.835% FRN 3/28/68	344,836	319,183
College Avenue Student Loans LLC, Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764%
7.120% FRN 11/26/46 (a)	351,845	354,602
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	236,872	204,622
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	98,680	82,903
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	80,965	64,535

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	$37,950	$33,820
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	149,221	137,612
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	214,648	196,094
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + 0.700%
6.341% FRN 8/25/48 (a)	30,975	30,672
Goal Structured Solutions Trust, Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
6.970% FRN 9/25/43 (a)	100,000	87,788
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	1,210,820	1,139,056
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	688,402	658,514
Nelnet Student Loan Trust, Series 2018-5A, Class B, 1 mo. USD Term SOFR + 1.564%
6.920% FRN 2/25/67 (a)	1,000,000	938,667
SLM Student Loan Trust
Series 2005-4, Class B, 90 day USD SOFR Average + 0.442% 5.776% FRN 7/25/55	453,933	424,791
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.806% FRN 10/25/40	388,896	360,909
Series 2005-5, Class B, ABS, 90 day USD SOFR Average + 0.512% 5.846% FRN 10/25/40	488,621	431,832
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.906% FRN 1/25/55	333,278	306,801
Series 2004-1 Class B, 90 day USD SOFR Average + 0.762% 6.096% FRN 7/25/39	295,558	276,647
Series 2003-4, Class B, 90 day USD SOFR Average + 0.912% 6.263% FRN 6/15/38	194,527	181,565
Series 2003-11, Class B, 90 day USD SOFR Average + 0.912% 6.263% FRN 12/15/38	700,574	674,543
SMB Private Education Loan Trust
Series 2016-C, Class A2B, 1 mo. USD Term SOFR + 1.214% 6.576% FRN 9/15/34 (a)	29,651	29,581
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 6.988% FRN 9/15/53 (a)	983,451	992,720
SoFi Alternative Trust, Series 2019-C, Class PT,
5.669% VRN 1/25/45 (a) (d)	1,617,246	1,564,693
SoFi Professional Loan Program LLC, Series 2019-A, Class BFX, ABS, 144A
4.110% 6/15/48 (a)	870,000	782,303
Wachovia Student Loan Trust, Series 2005-1, Class B, ABS, 90 day USD SOFR Average + 0.562%
5.896% FRN 10/25/40	306,114	265,592
		10,540,045
Whole Loan Collateral Collateralized Mortgage Obligations — 11.3%
Angel Oak Mortgage Trust, Series 2021-3, Class M1,
2.479% VRN 5/25/66 (a) (d)	6,583,000	4,341,244
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.275% VRN 8/25/34 (d)	6,524	6,270
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class M1,
2.472% VRN 5/25/66 (a) (d)	7,095,350	4,498,910
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class IIA2,
4.918% VRN 2/25/34 (d)	35,597	33,112
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class M1,
3.207% VRN 1/26/60 (a) (d)	2,252,000	1,965,274
OBX Trust, Series 2021-NQM1, Class M1,
2.219% VRN 2/25/66 (a) (d)	2,501,000	1,595,610

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TRK Trust, Series 2021-INV1, Class M1,
2.585% VRN 7/25/56 (a) (d)	$1,222,000	$830,648
Verus Securitization Trust
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (d)	2,247,000	1,521,529
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (d)	2,129,000	1,894,951
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (d)	3,602,000	3,151,405
		19,838,953

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $89,993,608)		76,586,381

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 0.1%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 yr. CMT + 2.159% 4.762% 3/01/37	47,653	48,103
Federal National Mortgage Association Pool #775539 Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 yr. + 1.641% 5.391% 5/01/34	12,860	13,065
Government National Mortgage Association Pool #507545 7.500% 8/15/29	16,543	17,156
		78,324

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $78,044)		78,324

TOTAL BONDS & NOTES (Cost $173,389,399)		157,258,584

TOTAL LONG-TERM INVESTMENTS (Cost $173,389,399)		157,258,584

SHORT-TERM INVESTMENTS — 8.3%
Commercial Paper — 6.2%
American Honda Finance Corp.
5.728% 2/05/24	4,000,000	3,976,226
Fortive Corp.
5.738% 1/10/24 (a)	1,000,000	998,178
VW Credit, Inc.
5.865% 1/26/24 (a)	6,000,000	5,973,936
		10,948,340

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	1,608,900	1,608,900

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (g)	$2,155,252	2,155,252

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $14,713,624)	$14,712,492

TOTAL INVESTMENTS — 98.0% (Cost $188,103,023) (h)	171,971,076

Other Assets/(Liabilities) — 2.0%	3,474,259

NET ASSETS — 100.0%	$175,445,335

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $118,081,052 or 67.30% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $1,575,764 or 0.90% of net assets. (Note 2).
(c)	Restricted security. Certain securities are restricted to resale. At December 31, 2023, these securities amounted to a value of $791,885 or 0.45% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2023.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $2,155,635. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $2,198,409.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	3/28/24	404	$82,342,407	$846,874
Short
U.S. Treasury Long Bond	3/19/24	6	$(689,324)	$(60,301)
U.S. Treasury Ultra 10 Year	3/19/24	94	(10,553,394)	(540,075)
U.S. Treasury Ultra Bond	3/19/24	1	(121,012)	(12,582)
U.S. Treasury Note 5 Year	3/28/24	278	(29,486,682)	(752,334)
				$(1,365,292)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 41†	1.000%	Quarterly	12/20/28	USD	22,000,000	$(427,526)	$(315,457)	$(112,069)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965%	Annually	6/23/25	USD	10,000,000	$(62,582)	$—	$(62,582)
12-Month USD SOFR	Annually	Fixed 3.815%	Annually	6/30/25	USD	8,350,000	(69,102)	—	(69,102)
12-Month USD SOFR	Annually	Fixed 3.749%	Annually	7/14/25	USD	8,374,000	(75,760)	—	(75,760)
12-Month USD SOFR	Annually	Fixed 3.618%	Annually	8/07/25	USD	9,049,000	(96,912)	—	(96,912)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	2,000,000	25,668	—	25,668
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	2,100,000	38,807	—	38,807
Fixed 3.086%	Annually	12-Month USD SOFR	Annually	7/14/33	USD	2,092,000	61,941	—	61,941
Fixed 3.107%	Annually	12-Month USD SOFR	Annually	8/07/33	USD	2,005,000	56,408	—	56,408
							$(121,532)	$—	$(121,532)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 75.0%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.9%
Automobile Asset-Backed Securities — 9.7%
BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2
5.542% 10/27/31 (a)	$2,396,991	$2,386,465
Carvana Auto Receivables Trust, Series 2020-N3, Class B
0.660% 6/12/28	1,228,887	1,143,771
Drive Auto Receivables Trust
Series 2021-1, Class C, 1.020% 6/15/27	490,993	487,762
Series 2021-3, Class C, 1.470% 1/15/27	3,445,000	3,375,572
Exeter Automobile Receivables Trust
Series 2020-2A, Class D, 4.730% 4/15/26 (a)	1,282,266	1,276,323
Series 2023-5A, Class A2, 6.200% 4/15/26	900,000	900,841
Hertz Vehicle Financing LLC, Series 2021-1A, Class D
3.980% 12/26/25 (a)	4,600,000	4,408,363
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	1,100,000	1,054,196
Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.350% 7/15/27	5,000,000	4,812,941
Westlake Automobile Receivables Trust
Series 2020-3A, Class D, 1.650% 2/17/26 (a)	2,779,000	2,726,536
Series 2023-4A, Class A2, 6.230% 1/15/27 (a)	1,800,000	1,809,993
		24,382,763
Commercial Mortgage-Backed Securities — 8.2%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
7.159% FRN 7/15/35 (a)	1,150,000	1,128,947
BX Commercial Mortgage Trust, Series 2019-XL, Class F, 1 mo. USD Term SOFR + 2.114%
7.476% FRN 10/15/36 (a)	2,082,500	2,066,881
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD Term SOFR + 1.797%
7.409% FRN 12/15/37 (a)	250,836	248,013
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	2,457,000	1,952,021
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, 1 mo. USD Term SOFR + 1.647% 7.009% FRN 5/15/36 (a)	5,985,110	5,966,405
Series 2019-ICE4, Class E, 1 mo. USD Term SOFR + 2.197% 7.559% FRN 5/15/36 (a)	3,596,053	3,571,330
KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 144A, 1 mo. USD Term SOFR + 1.546%
6.908% FRN 5/15/36 (a)	2,500,000	2,470,312
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335%
7.691% FRN 5/25/38 (a)	2,987,121	2,987,104
		20,391,013

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 0.5%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
6.085% FRN 4/25/36	$1,215,855	$1,184,473
Other Asset-Backed Securities — 14.9%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
5.676% FRN 9/15/41 (a)	35,328	34,810
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	1,584,326	1,564,955
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	360,544	353,839
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	368,798	362,907
Series 2023-X1, Class A, 7.110% 11/15/28 (a)	870,000	872,476
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	605,759	587,899
Series 2022-C, Class A, 5.320% 10/17/35 (a)	2,204,575	2,189,010
Series 2023-A, Class A, 5.550% 4/17/36 (a)	2,902,160	2,886,603
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (b)	1,195,624	1,111,178
Elara HGV Timeshare Issuer LLC, Series 2017-A, Class C
3.310% 3/25/30 (a)	178,349	174,728
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	567,796	559,850
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	339,310	334,162
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
5.630% FRN 11/25/36	286,094	280,630
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	2,449,439	2,235,086
Gracie Point International Funding
Series 2022-1A, Class C, 30 day USD SOFR Average + 3.500% 0.000% FRN 4/01/24 (a)	2,300,000	2,299,992
Series 2022-3A, Class B, 30 day USD SOFR Average + 4.000% 9.331% FRN 11/01/24 (a)	2,500,000	2,506,061
Series 2022-1A, Class E, 30 day USD SOFR Average + 5.750% 11.081% FRN 4/01/24 (a)	1,287,000	1,286,993
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	1,080,296	1,052,478
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
5.730% FRN 3/25/37	230,211	224,311
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
7.676% FRN 2/15/39 (a)	900,000	802,802
Marlette Funding Trust, Series 2023-2A, Class A
6.040% 6/15/33 (a)	1,163,654	1,160,915
MVW Owner Trust, Series 2018-1A, Class A
3.450% 1/21/36 (a)	350,642	345,267
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	121,924	115,887
Oportun Funding LLC, Series 2022-1, Class A
3.250% 6/15/29 (a)	209,297	208,443
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.610% 3/08/29 (a)	122,499	119,037
Series 2016-A, Class B, 2.910% 3/08/29 (a)	162,321	156,721
Pagaya AI Debt Trust, Series 2022-1, Class A
2.030% 10/15/29 (a)	3,203,201	3,157,751

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PFS Financing Corp., Series 2021-B, Class B
1.090% 8/15/26 (a)	$1,878,000	$1,819,120
PVOne LLC, Series 2023-1, Class A
7.670% 9/17/35 (a)	1,172,730	1,177,484
Reach Financial LLC, Series 2023-1A, Class A
7.050% 2/18/31 (a)	3,503,347	3,512,870
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	427,794	412,901
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	382,718	372,905
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	122,543	120,929
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	385,876	371,223
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	282,871	278,243
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD Term SOFR + 0.849%
6.205% FRN 3/25/35	86,170	85,912
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.284% 5.640% FRN 1/25/37	139,548	137,056
Series 2006-WF1, Class M4, 1 mo. USD Term SOFR + 0.759% 6.115% FRN 2/25/36	124,154	123,786
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	1,800,000	1,686,393
Upstart Securitization Trust, Series 2021-4, Class A
0.840% 9/20/31 (a)	191,513	190,679
		37,274,292
Student Loans Asset-Backed Securities — 4.9%
College Loan Corp. Trust, Series 2005-2, Class B, 90 day USD SOFR Average + 0.752%
6.054% FRN 1/15/37	166,262	144,767
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	139,416	107,419
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	9,831	8,761
Series 2019-AGS, Class A2, 1 mo. USD Term SOFR + 1.014% 6.370% FRN 1/25/47 (a)	185,701	181,539
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD Term SOFR + 0.864%
6.220% FRN 8/25/42 (a)	310,983	305,483
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + 0.700%
6.341% FRN 8/25/48 (a)	56,198	55,648
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612%
5.951% FRN 6/28/39 (a)	172,735	154,229
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A1FX, 2.340% 10/25/48 (a)	68,494	67,096
Series 2018-B, Class A2FX, 3.540% 5/26/43 (a)	101,522	100,961
Series 2017-C, Class A1, 1 mo. USD Term SOFR + 0.664% 6.020% FRN 11/25/42 (a)	29,287	29,237
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	4,360,665	3,821,819
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	967,276	884,886
Navient Student Loan Trust, Series 2016-7A, Class A, 30 day USD SOFR Average + 1.264%
6.602% FRN 3/25/66 (a)	1,127,542	1,131,409
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 5.784% FRN 3/23/37	523,365	466,237

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-2, Class B, 90 day USD SOFR Average + 0.462% 5.796% FRN 1/25/38	$269,434	$226,774
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 5.864% FRN 6/25/41	135,322	117,689
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 5.946% FRN 10/25/40	545,845	483,671
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.952% FRN 6/25/41 (a)	295,000	278,097
SLC Student Loan Trust
Series 2006-2, Class B, 90 day USD SOFR Average + 0.492% 5.843% FRN 12/15/39	184,323	162,511
Series 2005-2, Class B, 90 day USD SOFR Average + 0.542% 5.893% FRN 3/15/40	617,191	563,448
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.796% FRN 1/25/70	128,147	120,020
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.806% FRN 10/25/40	200,789	186,339
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 5.816% FRN 1/25/41	226,261	208,915
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.906% FRN 1/25/55	199,967	184,080
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 6.066% FRN 10/25/64	127,385	119,049
Series 2003-11, Class B, 90 day USD SOFR Average + 0.912% 6.263% FRN 12/15/38	142,008	136,732
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 6.346% FRN 7/15/36 (a)	690,530	684,457
Series 2014-A, Class A3, 1 mo. USD Term SOFR + 1.614% 6.976% FRN 4/15/32 (a)	305,733	305,834
SoFi Alternative Trust, Series 2019-C, Class PT,
5.669% VRN 1/25/45 (a) (b)	408,912	395,624
SoFi Professional Loan Program LLC, Series 2018-D, Class A2FX
3.600% 2/25/48 (a)	559,565	541,624
		12,174,355
Whole Loan Collateral Collateralized Mortgage Obligations — 8.7%
Angel Oak Mortgage Trust, Series 2022-2, Class A1,
3.353% VRN 1/25/67 (a) (b)	2,029,251	1,850,146
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3,
1.435% VRN 3/25/60 (a) (b)	556,047	510,291
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.500% FRN 8/25/49 (a)	667,658	630,174
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b)	7,742,887	6,880,350
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (b)	346,189	312,962
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 1 mo. USD Term SOFR + 0.864%
6.220% FRN 5/25/55 (a)	4,621,933	4,623,840
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b)	586,615	460,207
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 6.420% FRN 2/25/60 (a)	313,463	294,502
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b)	775,486	685,449

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	$3,064,877	$2,682,319
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (b)	1,000,000	802,439
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b)	1,106,381	1,056,339
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b)	848,551	708,347
Series 2019-INV2, Class A3, 4.219% VRN 7/25/59 (a) (b)	264,922	256,893
		21,754,258

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $120,643,253)		117,161,154

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (c) — 12.3%
Whole Loans — 12.3%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA6, Class M1, 30 day USD SOFR Average + 0.800% 6.137% FRN 10/25/41 (a)	3,626,870	3,619,429
Series 2021-HQA3, Class M1, 30 day USD SOFR Average + 0.850% 6.187% FRN 9/25/41 (a)	6,895,991	6,831,257
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 6.187% FRN 11/25/41 (a)	1,512,078	1,503,515
Series 2022-DNA1, Class M1A, 30 day USD SOFR Average + 1.000% 6.337% FRN 1/25/42 (a)	534,161	532,409
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 6.637% FRN 2/25/42 (a)	2,253,724	2,254,715
Series 2020-DNA1, Class M2, 30 day USD SOFR Average + 1.814% 7.152% FRN 1/25/50 (a)	712,314	717,544
Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000% 7.337% FRN 4/25/42 (a)	2,608,157	2,633,113
Series 2018-DNA3, Class M2A, 30 day USD SOFR Average + 2.214% 7.552% FRN 9/25/48 (a)	432,482	435,429
Series 2020-DNA5, Class M2, 30 day USD SOFR Average + 2.800% 8.137% FRN 10/25/50 (a)	394,329	400,067
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 8.287% FRN 6/25/42 (a)	2,590,026	2,651,807
Federal National Mortgage Association Connecticut Avenue Securities
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 7.237% FRN 4/25/42 (a)	682,511	686,653
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 7.237% FRN 6/25/43 (a)	1,242,975	1,251,695
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 7.837% FRN 4/25/43 (a)	2,672,458	2,712,445
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 8.287% FRN 6/25/42 (a)	4,295,034	4,423,890
		30,653,968

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $30,600,042)		30,653,968

U.S. TREASURY OBLIGATIONS — 15.8%
U.S. Treasury Bonds & Notes — 15.8%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	768,151	474,963
0.125% 2/15/52	994,725	609,078

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.250% 2/15/50	$718,044	$467,592
0.625% 2/15/43	669,115	522,325
0.750% 2/15/42	953,141	772,074
0.750% 2/15/45	1,228,185	959,528
0.875% 2/15/47	764,748	602,172
1.000% 2/15/46	649,255	530,704
1.000% 2/15/48	249,538	201,173
1.000% 2/15/49	495,194	398,246
1.375% 2/15/44	924,112	825,442
1.500% 2/15/53	724,542	656,078
2.125% 2/15/40	213,525	219,198
2.125% 2/15/41	365,292	374,955
2.375% 1/15/27	533,988	538,702
2.500% 1/15/29	931,483	962,820
3.375% 4/15/32	346,676	387,788
3.875% 4/15/29	1,778,001	1,959,717
U.S. Treasury Inflation-Indexed Notes
0.125% 4/15/27	1,416,623	1,331,062
0.125% 1/15/30	1,554,618	1,408,889
0.125% 7/15/30	1,620,027	1,463,373
0.125% 1/15/31	1,772,895	1,582,253
0.125% 7/15/31	2,066,310	1,836,720
0.125% 1/15/32	1,997,874	1,754,417
0.250% 7/15/29	1,443,384	1,333,794
0.375% 1/15/27	1,018,960	968,257
0.375% 7/15/27	1,635,101	1,553,587
0.500% 1/15/28	1,871,010	1,770,318
0.625% 7/15/32	2,117,900	1,934,536
0.750% 7/15/28 (d)	1,495,378	1,430,964
1.125% 1/15/33	2,065,800	1,954,036
1.250% 4/15/28	2,051,520	1,997,935
1.375% 7/15/33	2,026,120	1,964,157
1.625% 10/15/27	2,856,260	2,834,397
2.375% 10/15/28	1,004,510	1,034,602
		39,615,852

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,070,163)		39,615,852

TOTAL BONDS & NOTES (Cost $193,313,458)		187,430,974

TOTAL LONG-TERM INVESTMENTS (Cost $193,313,458)		187,430,974

SHORT-TERM INVESTMENTS — 24.3%
Commercial Paper — 22.9%
3M Co.
6.138% 3/20/24 (a)	5,000,000	4,935,850
American Electric Power Co., Inc.
5.995% 5/22/24 (a)	2,000,000	1,954,967
AT&T, Inc.
6.119% 3/19/24 (a)	3,000,000	2,962,213
Avangrid, Inc.
5.590% 1/12/24 (a)	5,000,000	4,989,045
Bayer Corp.
6.361% 8/15/24 (a)	2,000,000	1,922,384

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.388% 7/24/24 (a)	$3,000,000	$2,894,685
CRH America Finance, Inc.
6.078% 6/14/24 (a)	5,000,000	4,870,332
DENTSPLY SIRONA, Inc.
5.751% 1/09/24 (a)	2,000,000	1,996,664
DTE Energy Co.
5.652% 1/23/24 (a)	4,000,000	3,984,548
ERAC USA Finance LLC
5.838% 2/22/24 (a)	5,000,000	4,955,635
Fortive Corp.
5.795% 2/07/24 (a)	5,000,000	4,968,815
Humana, Inc.
5.706% 1/09/24 (a)	5,000,000	4,991,412
Hyundai Capital America
5.812% 3/01/24 (a)	2,000,000	1,980,249
Kinder Morgan, Inc.
5.853% 1/16/24 (a)	2,000,000	1,994,178
L3harris Technologies, Inc.
6.407% 8/27/24 (a)	3,000,000	2,884,402
VW Credit, Inc.
6.028% 5/02/24 (a)	5,000,000	4,902,436
		57,187,815
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (e)	3,536,832	3,536,832

TOTAL SHORT-TERM INVESTMENTS (Cost $60,739,345)		60,724,647

TOTAL INVESTMENTS — 99.3% (Cost $254,052,803) (f)		248,155,621

Other Assets/(Liabilities) — 0.7%		1,750,118

NET ASSETS — 100.0%		$249,905,739

Abbreviation Legend

FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $189,125,650 or 75.68% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2023.
(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	All or a portion of this security is pledged/held as collateral for open derivatives.
(e)	Maturity value of $3,537,460. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $3,607,586.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Short
U.S. Treasury Long Bond	3/19/24	4	$(490,987)	$(8,763)
U.S. Treasury Ultra Bond	3/19/24	2	(256,681)	(10,507)
U.S. Treasury Note 2 Year	3/28/24	275	(56,087,505)	(538,862)
U.S. Treasury Note 5 Year	3/28/24	6	(651,075)	(1,566)
				$(559,698)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.725%	Annually	7/14/25	USD	19,200,000	$(180,466)	$—	$(180,466)
12-Month USD SOFR	Annually	Fixed 4.994%	Annually	10/06/25	USD	9,000,000	119,177	—	119,177
12-Month USD SOFR	Annually	Fixed 5.093%	Annually	10/20/25	USD	20,000,000	313,183	—	313,183
12-Month USD SOFR	Annually	Fixed 4.525%	Annually	10/30/25	USD	38,900,000	244,094	—	244,094
12-Month USD SOFR	Annually	Fixed 4.706%	Annually	11/07/25	USD	15,000,000	146,778	—	146,778
Fixed 2.260%	Maturity	U.S. Consumer Price Index	Maturity	12/04/25	USD	9,000,000	(41,066)	—	(41,066)
Fixed 2.219%	Maturity	U.S. Consumer Price Index	Maturity	12/18/25	USD	4,500,000	(15,693)	—	(15,693)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	6,000,000	(28,578)	—	(28,578)
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	3,000,000	(18,141)	—	(18,141)
Fixed 3.067%	Annually	12-Month USD SOFR	Annually	7/14/33	USD	4,300,000	133,906	—	133,906
Fixed 3.541%	Annually	12-Month USD SOFR	Annually	10/30/33	USD	8,800,000	(64,235)	—	(64,235)
							$608,959	$—	$608,959

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Barclays PLC	5/31/24	61,094,468	$1,644,658	$—	$1,644,658
Fed Funds + 15.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	2/28/24	66,460,295	1,846,413	—	1,846,413
Fed Funds + 12.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	2/28/24	13,205,774	366,885	—	366,885
Fed Funds + 22.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	4/30/24	45,782,736	2,506,201	—	2,506,201
							$6,364,157	$—	$6,364,157

Currency Legend

USD	U.S. Dollar

MassMutual Core Bond Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.3%

CORPORATE DEBT — 37.4%
Aerospace & Defense — 0.1%
Boeing Co.
5.930% 5/01/60	$710,000	$735,198
Agriculture — 0.7%
BAT Capital Corp.
3.462% 9/06/29	1,125,000	1,036,323
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	1,627,000	1,517,887
Reynolds American, Inc.
5.850% 8/15/45	1,025,000	959,458
Viterra Finance BV
3.200% 4/21/31 (a)	1,540,000	1,327,124
		4,840,792
Airlines — 0.2%
Spirit Airlines Pass-Through Trust, Series 2015-1A, Class A,
4.100% 10/01/29	971,578	891,641
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	292,888	278,132
		1,169,773
Apparel — 0.1%
Tapestry, Inc.
7.000% 11/27/26	531,000	550,478
Auto Manufacturers — 0.2%
General Motors Co.
5.150% 4/01/38	785,000	743,114
General Motors Financial Co., Inc.
3.100% 1/12/32	815,000	693,864
		1,436,978
Banks — 8.7%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	2,100,000	2,057,706
AIB Group PLC Secured Overnight Financing Rate + 2.330%
6.608% VRN 9/13/29 (a)	1,653,000	1,741,356
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	1,930,000	1,528,692
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	1,625,000	1,530,635
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	2,225,000	1,953,563
Secured Overnight Financing Rate + 1.840% 5.872% VRN 9/15/34	1,275,000	1,334,632
7.750% 5/14/38	1,055,000	1,283,105
Bank of Montreal 5 yr. CMT + 2.979%
4.800% VRN (b)	1,550,000	1,493,200

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of Nova Scotia 3 mo. USD Term SOFR + 2.910%
8.335% VRN (b)	$3,550,000	$3,209,607
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (b)	775,000	741,256
5 yr. CMT + 5.431% 8.000% VRN (b)	1,368,000	1,342,572
BNP Paribas SA 5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.149%
6.625% VRN (a) (b)	1,860,000	1,846,078
BPCE SA Secured Overnight Financing Rate + 1.730%
3.116% VRN 10/19/32 (a)	2,080,000	1,695,971
Credit Agricole SA Secured Overnight Financing Rate + 1.860%
6.316% VRN 10/03/29 (a)	1,097,000	1,148,954
Discover Bank 5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 1.730%
5.974% VRN 8/09/28	3,128,000	3,012,858
Goldman Sachs Group, Inc. Secured Overnight Financing Rate + 1.410%
3.102% VRN 2/24/33	1,550,000	1,330,543
HSBC Holdings PLC
Secured Overnight Financing Rate + 1.285% 2.206% VRN 8/17/29	1,355,000	1,182,814
Secured Overnight Financing Rate + 1.970% 6.161% VRN 3/09/29	1,845,000	1,905,124
Huntington Bancshares, Inc.
5 yr. CMT + 1.170% 2.487% VRN 8/15/36	257,000	194,226
2.625% 8/06/24	1,075,000	1,054,902
ING Groep NV 5 yr. USD ICE Swap + 4.204%
6.750% VRN (a) (b)	1,325,000	1,316,719
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 2.515% 2.956% VRN 5/13/31	1,350,000	1,186,344
5.600% 7/15/41	1,225,000	1,302,065
Lloyds Banking Group PLC
5 yr. USD Swap + 4.760% 7.500% VRN (b)	2,325,000	2,301,523
1 yr. CMT + 3.750% 7.953% VRN 11/15/33	1,075,000	1,228,827
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a)	3,525,000	2,836,737
Morgan Stanley
Secured Overnight Financing Rate + 1.360% 2.484% VRN 9/16/36	1,410,000	1,117,548
Secured Overnight Financing Rate + 2.620% 5.297% VRN 4/20/37	2,660,000	2,588,439
National Australia Bank Ltd. 5 yr. CMT + 1.700%
3.347% VRN 1/12/37 (a)	3,060,000	2,539,365
NatWest Group PLC 5 yr. CMT + 2.100%
3.754% VRN 11/01/29	725,000	707,211
Societe Generale SA 5 yr. USD ICE Swap + 5.873%
8.000% VRN (a) (b)	1,975,000	1,973,532
SVB Financial Group
4.250% (b)	301,000	2,559
Swedbank AB 5 yr. CMT + 4.134%
5.625% VRN (a) (b)	1,200,000	1,177,500
Synovus Bank
5.625% 2/15/28	1,531,000	1,470,980
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82	1,642,000	1,708,976
UBS Group AG
Secured Overnight Financing Rate Index + 0.980% 1.305% VRN 2/02/27 (a)	2,000,000	1,830,453
1 yr. CMT + 1.800% 6.246% VRN 9/22/29 (a)	819,000	854,340
Secured Overnight Financing Rate + 3.340% 6.373% VRN 7/15/26 (a)	888,000	897,865
US Bancorp Secured Overnight Financing Rate + 2.260%
5.836% VRN 6/12/34	1,096,000	1,130,551

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co. Secured Overnight Financing Rate + 1.790%
6.303% VRN 10/23/29	$1,625,000	$1,712,623
		61,471,951
Beverages — 0.3%
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	437,000	441,788
Molson Coors Beverage Co.
4.200% 7/15/46	1,479,000	1,260,271
5.000% 5/01/42	350,000	336,975
		2,039,034
Biotechnology — 0.2%
Amgen, Inc.
5.600% 3/02/43	972,000	1,004,378
5.750% 3/02/63	725,000	760,629
		1,765,007
Chemicals — 0.5%
Celanese US Holdings LLC
6.165% 7/15/27	975,000	999,722
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (a)	1,300,000	1,139,168
LYB International Finance III LLC
4.200% 5/01/50	1,475,000	1,174,324
		3,313,214
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	2,060,000	1,792,879
Antares Holdings LP
2.750% 1/15/27 (a)	985,000	872,621
3.950% 7/15/26 (a)	2,725,000	2,534,422
8.500% 5/18/25 (a)	1,185,000	1,203,592
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,875,000	1,588,985
ARES Finance Co. LLC
4.000% 10/08/24 (a)	2,380,000	2,329,211
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,970,000	2,630,946
3.250% 2/15/27 (a)	1,945,000	1,798,815
4.250% 4/15/26 (a)	1,746,000	1,686,311
Blue Owl Finance LLC
3.125% 6/10/31 (a)	1,930,000	1,590,789
4.125% 10/07/51 (a)	1,219,000	810,122
Charles Schwab Corp.
5 yr. CMT + 3.168% 4.000% VRN (b)	2,075,000	1,829,069
Secured Overnight Financing Rate + 2.500% 5.853% VRN 5/19/34	989,000	1,020,897
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,919,474	1,804,306
		23,492,965
Electric — 1.9%
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.249%
4.750% VRN 1/18/82	825,000	697,125

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cleveland Electric Illuminating Co.
5.950% 12/15/36	$589,000	$602,775
CMS Energy Corp.
4.700% 3/31/43	655,000	585,983
4.875% 3/01/44	700,000	665,059
Dominion Energy South Carolina, Inc.
6.250% 10/15/53	246,000	283,605
Dominion Energy, Inc.
5.950% 6/15/35	675,000	710,870
Duke Energy Florida LLC
6.200% 11/15/53	692,000	791,367
Entergy Texas, Inc.
5.800% 9/01/53	1,217,000	1,306,978
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82	1,275,000	1,079,954
Pacific Gas & Electric Co.
2.500% 2/01/31	1,035,000	853,762
3.750% 7/01/28	1,650,000	1,545,535
Public Service Enterprise Group, Inc.
5.875% 10/15/28	1,680,000	1,760,339
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52	1,050,000	901,077
6.000% 10/15/39	171,000	180,102
Vistra Operations Co. LLC
5.125% 5/13/25 (a)	1,550,000	1,534,926
		13,499,457
Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.279% 3/15/32	1,080,000	988,420
Food — 0.6%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32	2,500,000	2,143,181
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,555,000	1,202,710
3.000% 10/15/30 (a)	1,208,000	991,674
		4,337,565
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,500,000	1,636,739
NiSource, Inc.
4.800% 2/15/44	1,350,000	1,233,197
		2,869,936
Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.050% 4/15/28 (a)	1,880,000	1,903,080
Health Care – Services — 0.2%
HCA, Inc.
5.900% 6/01/53	1,515,000	1,552,956
Insurance — 5.8%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (b)	4,400,000	3,901,308

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Allstate Corp., (Acquired 11/30/18, Cost $3,292,364), 3 mo. USD Term SOFR + 3.200%
8.579% VRN 8/15/53 (c)	$3,220,000	$3,199,275
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,215,000	1,783,800
Athene Global Funding
2.673% 6/07/31 (a)	3,080,000	2,526,509
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40	1,670,000	1,387,980
Brighthouse Financial, Inc.
4.700% 6/22/47	1,425,000	1,132,593
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52	3,169,000	3,158,245
Enstar Finance LLC
HYB, 5 yr. CMT + 4.006% 5.500% VRN 1/15/42	900,000	762,246
5 yr. CMT + 5.468% 5.750% VRN 9/01/40	2,700,000	2,527,310
Enstar Group Ltd.
3.100% 9/01/31	307,000	250,353
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (b)	925,000	880,201
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	4,161,000	3,408,871
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,580,000	3,068,398
Hanwha Life Insurance Co. Ltd. 5 yr. CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,585,000	2,383,094
Hill City Funding Trust
4.046% 8/15/41 (a)	4,055,000	2,992,174
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,415,000	1,185,629
MetLife Capital Trust IV
7.875% 12/15/67 (a)	925,000	993,522
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	4,980,000	3,996,310
4.450% 5/12/27 (a)	80,000	75,184
4.750% 4/08/32 (a)	90,000	78,922
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,170,166
		40,862,090
Investment Companies — 1.5%
ARES Capital Corp.
2.150% 7/15/26	2,275,000	2,073,829
7.000% 1/15/27	468,000	481,383
BlackRock TCP Capital Corp.
3.900% 8/23/24	1,137,000	1,118,867
Blackstone Private Credit Fund
1.750% 9/15/24	370,000	358,861
2.625% 12/15/26	3,660,000	3,315,476
Blue Owl Credit Income Corp.
4.700% 2/08/27	2,025,000	1,912,760
Golub Capital BDC, Inc.
2.500% 8/24/26	1,165,000	1,055,847
		10,317,023
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a)	2,025,000	1,956,493

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484% 10/23/45	$1,905,000	$1,871,879
Discovery Communications LLC
4.000% 9/15/55	1,186,000	843,888
Paramount Global
5.850% 9/01/43	875,000	787,546
Time Warner Cable LLC
6.750% 6/15/39	655,000	649,646
		6,109,452
Oil & Gas — 2.0%
BP Capital Markets PLC 5 yr. CMT + 4.398%
4.875% VRN (b)	1,540,000	1,462,688
EQT Corp.
3.900% 10/01/27	720,000	688,785
7.000% STEP 2/01/30	1,965,000	2,108,917
Helmerich & Payne, Inc.
2.900% 9/29/31	1,725,000	1,450,317
Ovintiv, Inc.
6.500% 8/15/34	1,110,000	1,180,005
6.500% 2/01/38	530,000	546,654
7.100% 7/15/53	1,064,000	1,169,577
Patterson-UTI Energy, Inc.
3.950% 2/01/28 (d)	2,415,000	2,249,394
5.150% 11/15/29	1,350,000	1,287,760
Petroleos Mexicanos
5.350% 2/12/28	925,000	802,413
6.375% 1/23/45	640,000	417,011
6.500% 3/13/27	295,000	274,979
6.625% 6/15/38	202,000	142,470
		13,780,970
Oil & Gas Services — 0.2%
Nov, Inc.
3.950% 12/01/42	1,778,000	1,367,672
Pharmaceuticals — 1.3%
AbbVie, Inc.
4.700% 5/14/45	815,000	775,538
Cigna Group
4.800% 7/15/46	1,105,000	1,028,251
CVS Health Corp.
5.050% 3/25/48	370,000	346,064
5.875% 6/01/53	875,000	920,337
6.125% 9/15/39	895,000	950,491
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,480,265	1,499,534
Utah Acquisition Sub, Inc.
3.950% 6/15/26	1,550,000	1,497,910
5.250% 6/15/46	2,300,000	1,915,244
		8,933,369
Pipelines — 1.4%
Energy Transfer LP 3 mo. USD LIBOR + 4.028%
9.669% VRN (b)	2,635,000	2,530,429

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EnLink Midstream Partners LP
5.450% 6/01/47	$1,150,000	$1,003,375
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295%
5.250% VRN 8/16/77	2,550,000	2,437,822
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
9.751% VRN (b)	2,590,000	2,502,588
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 6/15/44	1,525,000	1,276,133
		9,750,347
Private Equity — 0.5%
Apollo Management Holdings LP 5 yr. CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,970,000	1,855,760
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	920,000	654,325
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,382,000	953,564
		3,463,649
Real Estate Investment Trusts (REITS) — 3.2%
Broadstone Net Lease LLC
2.600% 9/15/31	2,321,000	1,798,374
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,675,000	2,235,262
GLP Capital LP/GLP Financing II, Inc.
5.750% 6/01/28	1,150,000	1,160,327
Kimco Realty OP LLC
4.125% 12/01/46	855,000	656,227
4.450% 9/01/47	1,055,000	870,838
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,800,000	1,529,317
4.500% 4/01/27	608,000	583,280
Piedmont Operating Partnership LP
2.750% 4/01/32	1,155,000	802,572
Rexford Industrial Realty LP
2.125% 12/01/30	1,175,000	960,521
Service Properties Trust
4.950% 10/01/29	1,445,000	1,195,861
Spirit Realty LP
2.700% 2/15/32	715,000	598,945
3.200% 1/15/27	425,000	402,085
3.400% 1/15/30	490,000	446,114
4.000% 7/15/29	1,030,000	977,221
STORE Capital Corp.
4.500% 3/15/28	1,050,000	964,928
4.625% 3/15/29	2,950,000	2,720,559
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	950,000	896,756
WEA Finance LLC
2.875% 1/15/27 (a)	2,150,000	1,912,587
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (a)	1,575,000	1,546,385
		22,258,159

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.1%
Advance Auto Parts, Inc.
5.950% 3/09/28	$1,014,000	$1,008,731
Software — 0.4%
Electronic Arts, Inc.
2.950% 2/15/51	1,150,000	813,151
Microsoft Corp.
2.921% 3/17/52	1,560,000	1,151,336
Oracle Corp.
6.900% 11/09/52	691,000	811,007
		2,775,494
Telecommunications — 1.6%
AT&T, Inc.
3.550% 9/15/55	4,675,000	3,361,219
British Telecommunications PLC
9.625% STEP 12/15/30	2,495,000	3,087,309
Sprint Capital Corp.
8.750% 3/15/32	2,325,000	2,869,662
T-Mobile USA, Inc.
6.000% 6/15/54	1,007,000	1,104,336
Vodafone Group PLC
4.250% 9/17/50	1,175,000	974,626
		11,397,152
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	3,662,000	3,305,105
3.375% 1/20/27	1,415,000	1,287,528
		4,592,633

TOTAL CORPORATE DEBT (Cost $281,661,691)		262,583,545

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.1%
Commercial Mortgage-Backed Securities — 7.2%
Bank, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (e)	3,165,000	1,797,193
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (e)	3,150,000	2,324,789
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (e)	4,800,000	3,260,345
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (e)	3,100,000	2,207,565
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (e)	16,248,000	12,905,050
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (e)	3,790,000	2,864,669
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (e)	1,300,000	1,304,562
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	1,500,000	1,436,608
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	992,710
COLEM Mortgage Trust, Series 2022-HLNE, Class D,
2.461% VRN 4/12/42 (a) (e)	1,900,000	1,509,474
COMM Mortgage Trust
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (e)	1,200,000	1,114,415

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-CR23, Class C, 4.287% VRN 5/10/48 (e)	$1,050,000	$938,362
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 7.727% FRN 10/15/43 (a)	3,365,000	2,743,781
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 8.227% FRN 10/15/43 (a)	1,162,000	874,114
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (e)	1,357,000	978,158
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
7.227% FRN 8/15/38 (a)	3,077,756	2,909,878
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.227% FRN 3/15/38 (a)	2,505,591	2,392,808
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	847,253
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (e)	1,278,000	836,857
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
7.577% FRN 7/15/39 (a)	4,879,000	3,236,810
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class B, 4.556% 6/16/51	390,000	352,681
Series 2021-FCMT, Class B, 1 mo. USD Term SOFR + 1.964% 7.327% FRN 5/15/31 (a)	3,000,000	2,886,535
		50,714,617
Other Asset-Backed Securities — 11.3%
AASET Trust, Series 2021-2A, Class B
3.538% 1/15/47 (a)	964,699	778,068
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR2, 3 mo. USD Term SOFR + 2.512%
7.906% FRN 7/15/32 (a)	830,000	821,368
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550%
7.930% FRN 4/26/35 (a)	1,750,000	1,754,832
Apidos CLO XXV Ltd., Series 2016-25A, Class A2R, 3 mo. USD Term SOFR + 1.962%
7.377% FRN 10/20/31 (a)	2,610,000	2,609,872
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.715% FRN 4/18/35 (a)	1,000,000	995,417
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	141,212	138,088
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (a)	612,554	577,777
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	553,473	501,818
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	486,735	409,705
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD Term SOFR + 1.242%
6.657% FRN 4/20/31 (a)	983,629	983,434
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD Term SOFR + 2.012% 7.406% FRN 10/15/30 (a)	1,700,000	1,697,574
Series 2020-1A, Class CR, 3 mo. USD Term SOFR + 2.312% 7.706% FRN 10/15/34 (a)	400,000	396,207
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD Term SOFR + 1.912%
7.327% FRN 10/20/34 (a)	1,300,000	1,299,921
Flexential Issuer

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-1A, Class B, 3.720% 11/27/51 (a)	$4,000,000	$3,473,983
Series 2021-1A, Class C, 6.930% 11/27/51 (a)	4,000,000	3,293,560
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,054,411	1,758,615
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	804,879	726,242
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	387,061	354,896
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	786,599	710,871
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (e)	1,013,375	894,705
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	330,715	297,758
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	369,176	320,865
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	111,128	97,755
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	347,513	317,166
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	89,338	80,683
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	648,279	609,611
HPS Loan Management Ltd., Series 2023-18A, Class B, 3 mo. USD Term SOFR + 2.950%
8.281% FRN 7/20/36 (a)	1,000,000	1,009,486
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 7.126% FRN 2/15/39 (a)	3,500,000	3,302,755
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 7.476% FRN 2/15/39 (a)	5,800,000	5,368,078
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 7.676% FRN 2/15/39 (a)	3,200,000	2,854,408
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,553,876	1,320,845
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,074,753	928,390
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 3 mo. USD Term SOFR + 2.462%
7.857% FRN 10/18/30 (a)	680,000	680,008
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD Term SOFR + 1.862%
7.256% FRN 7/15/30 (a)	2,090,000	2,087,277
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,561,614
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	715,226
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (a)	135,700	124,533
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	298,685	276,237
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	128,165	120,624
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2015-45A, Class B, 3 mo. USD Term SOFR + 1.912%
7.306% FRN 10/14/35 (a)	1,350,000	1,346,587
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
7.527% FRN 10/20/34 (a)	550,000	538,154
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
6.822% FRN 10/30/34 (a)	2,000,000	1,999,866
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 3 mo. USD Term SOFR + 2.112%
7.490% FRN 10/25/31 (a)	1,030,000	1,030,033
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD Term SOFR + 1.402%
6.796% FRN 10/15/35 (a)	1,000,000	999,290
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
7.244% FRN 1/15/37 (a)	750,000	743,636

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (a)	$648,799	$597,019
Silver Point CLO 2 Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.250%
7.666% FRN 4/20/35 (a)	2,000,000	2,013,270
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.562%
7.929% FRN 8/18/31 (a)	1,660,000	1,637,718
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
6.670% FRN 11/25/35 (a)	365,112	359,631
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	62,084	60,439
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	551,780	521,012
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,577,158	1,378,046
Symphony CLO 39 Ltd., Series 2023-39A, Class B, 3 mo. USD Term SOFR + 2.300%
7.712% FRN 4/25/34 (a)	1,500,000	1,499,712
Symphony CLO Ltd., Series 2023-30A, Class B, 3 mo. USD Term SOFR + 2.650%
8.066% FRN 4/20/35 (a)	1,875,000	1,879,018
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD Term SOFR + 1.962%
7.377% FRN 1/20/31 (a)	2,440,000	2,401,804
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	3,296,008	2,832,540
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,496,476	1,165,950
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	733,562	545,081
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD Term SOFR + 1.912%
7.327% FRN 10/20/32 (a)	1,100,000	1,085,717
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD Term SOFR + 1.542%
6.957% FRN 4/20/33 (a)	4,200,000	4,199,882
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	1,532,139	1,428,971
Voya CLO Ltd.
Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.862% 7.277% FRN 1/20/35 (a)	500,000	495,972
Series 2015-3A, Class A3R, 3 mo. USD Term SOFR + 1.962% 7.377% FRN 10/20/31 (a)	1,500,000	1,491,018
WAVE Trust, Series 2017-1A, Class C
6.656% 11/15/42 (a)	2,204,323	273,600
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	899,341	773,730
		79,547,968
Student Loans Asset-Backed Securities — 2.4%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,360,300	1,243,475
Series 2019-A, Class C, 4.460% 12/28/48 (a)	909,302	830,433
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 0.000% FRN 2/01/43 (a) (e)	1,300,000	1,201,846
Series 2003-2, Class 2A1, 0.000% FRN 8/01/43 (a) (e)	1,950,000	1,813,348
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 6.470% FRN 11/25/33 (a)	567,403	549,425

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Higher Education Funding I
Series 2004-1, Class B2, 0.000% FRN 1/01/44 (a) (e)	$600,000	$516,162
Series 2004-1, Class B1, 4.161% FRN 1/01/44 (a) (e)	600,000	516,181
Navient Student Loan Trust, Series 2018-EA, Class B
4.440% 12/15/59 (a)	730,000	670,968
Nelnet Student Loan Trust
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,197,498
Series 2014-3A, Class B, 30 day USD SOFR Average + 1.614% 6.952% FRN 10/25/50 (a)	975,000	893,604
Series 2015-2A, Class B, 30 day USD SOFR Average + 1.614% 6.952% FRN 5/26/54 (a)	1,130,000	1,110,097
SLC Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.462%
5.805% FRN 2/15/45	842,821	757,645
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.806% FRN 10/25/40	1,409,044	1,307,641
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.906% FRN 1/25/55	969,535	892,512
SoFi Alternative Trust, Series 2019-C, Class PT,
5.669% VRN 1/25/45 (a) (e)	1,899,403	1,837,681
		16,338,516
Whole Loan Collateral Collateralized Mortgage Obligations — 2.2%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.275% VRN 8/25/34 (e)	22,620	21,741
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (e)	1,670,000	1,026,483
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (e)	4,422,439	3,520,676
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (e)	2,664,854	2,124,805
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (e)	3,723,000	2,435,905
STAR Trust, Series 2021-1, Class M1,
2.363% VRN 5/25/65 (a) (e)	5,273,000	3,876,201
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (e)	1,840,000	1,237,643
Verus Securitization Trust, Series 2021-R3, Class M1,
2.411% VRN 4/25/64 (a) (e)	1,491,000	1,173,848
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1,
3.932% VRN 11/25/48 (a) (e)	33,170	31,289
		15,448,591

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $188,748,022)		162,049,692

SOVEREIGN DEBT OBLIGATION — 0.2%
Mexico Government International Bond
4.750% 3/08/44	1,778,000	1,526,462

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,789,195)		1,526,462

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 27.4%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS
Series 2178, Class PB 7.000% 8/15/29	$48,676	$49,885
Pass-Through Securities — 27.4%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	4,253,422	3,514,514
Pool #RA4255 2.000% 1/01/51	8,683,816	7,186,111
Pool #RA5576 2.500% 7/01/51	7,127,156	6,139,025
Pool #SD0905 3.000% 3/01/52	3,452,129	3,067,333
Pool #RA2483 3.500% 6/01/50	4,824,343	4,466,396
Pool #Z40047 4.000% 10/01/41	65,445	63,490
Pool #SD1523 4.000% 8/01/52	4,912,081	4,692,616
Pool #SD1603 4.000% 9/01/52	3,062,268	2,898,655
Pool #SD4364 5.500% 10/01/53	5,173,422	5,223,876
Federal National Mortgage Association
Pool #CB0414 2.500% 5/01/51	6,192,639	5,299,239
Pool #FM8596 2.500% 9/01/51	2,193,354	1,887,205
Pool #FS3035 2.500% 4/01/52	7,908,023	6,817,808
Pool #MA3029 3.000% 6/01/32	1,464,708	1,404,936
Pool #MA3090 3.000% 8/01/32	499,039	478,207
Pool #FS1075 3.000% 3/01/52	3,494,182	3,124,244
Pool #CB3304 3.000% 4/01/52	5,331,522	4,767,061
Pool #CB3305 3.000% 4/01/52	6,289,854	5,604,275
Pool #AS1304 3.500% 12/01/28	364,912	357,310
Pool #MA1356 3.500% 2/01/43	3,229,763	3,032,202
Pool #CA6096 3.500% 6/01/50	6,545,471	6,029,142
Pool #FM4017 3.500% 8/01/50	349,695	323,639
Pool #CB3842 3.500% 6/01/52	10,076,720	9,303,089
Pool #CA1909 4.500% 6/01/48	2,061,405	2,033,951
Pool #CB3866 4.500% 6/01/52	5,511,362	5,377,679
Pool #CB4129 4.500% 7/01/52	4,843,594	4,703,404
Pool #AD6437 5.000% 6/01/40	184,800	188,381
Pool #AD6996 5.000% 7/01/40	1,210,348	1,234,412
Pool #AL8173 5.000% 2/01/44	413,538	421,802
Pool #775539 Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 yr. + 1.641% 5.391% FRN 5/01/34	38,631	39,247
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	15,141	15,498
Pool #781468 6.500% 7/15/32	1,299	1,349
Pool #781496 6.500% 9/15/32	5,798	5,993
Pool #781124 7.000% 12/15/29	2,151	2,215
Pool #781319 7.000% 7/15/31	43,266	44,926
Pool #581417 7.000% 7/15/32	7,061	7,242
Pool #565982 7.000% 7/15/32	10,305	10,824
Pool #441009 8.000% 11/15/26	294	300
Pool #522777 8.000% 12/15/29	2,673	2,759
Pool #523043 8.000% 3/15/30	95	99
Pool #529134 8.000% 3/15/30	1,059	1,112
Pool #477036 8.000% 4/15/30	109	114
Pool #503157 8.000% 4/15/30	9,029	9,473
Pool #528714 8.000% 4/15/30	842	885
Pool #544640 8.000% 11/15/30	7,386	7,788
Pool #531298 8.500% 8/15/30	409	426
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	2,520,004	2,300,191

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA6283 3.000% 11/20/49	$4,576,410	$4,170,072
Pool #MA6409 3.000% 1/20/50	4,762,958	4,356,057
Pool #MA4321 3.500% 3/20/47	2,835,880	2,675,028
Government National Mortgage Association II, TBA
2.500% 1/20/54 (g)	3,900,000	3,416,278
3.000% 1/20/54 (g)	4,100,000	3,714,470
3.500% 1/20/54 (g)	5,280,000	4,917,994
4.500% 1/20/54 (g)	2,000,000	1,952,537
Uniform Mortgage-Backed Security, TBA
2.500% 1/01/54 (g)	18,475,000	15,735,505
3.000% 1/01/54 (g)	11,225,000	9,935,878
3.500% 1/01/54 (g)	2,150,000	1,973,633
4.000% 1/01/54 (g)	1,075,000	1,017,386
4.500% 1/01/54 (g)	8,825,000	8,561,625
5.000% 1/01/54 (g)	10,475,000	10,370,245
5.500% 1/01/54 (g)	17,700,000	17,787,126
		192,674,277

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $200,963,480)		192,724,162

U.S. TREASURY OBLIGATIONS — 11.2%
U.S. Treasury Bonds & Notes — 11.2%
U.S. Treasury Bonds
2.250% 8/15/49 (h)	19,450,000	13,609,519
U.S. Treasury Notes
4.625% 10/15/26	64,000,000	64,957,978
		78,567,497

TOTAL U.S. TREASURY OBLIGATIONS (Cost $77,082,986)		78,567,497

TOTAL BONDS & NOTES (Cost $750,245,374)		697,451,358

TOTAL LONG-TERM INVESTMENTS (Cost $750,245,374)		697,451,358

SHORT-TERM INVESTMENTS — 11.3%
Commercial Paper — 10.6%
3M Co.
6.031% 3/27/24 (a)	5,000,000	4,930,403
6.138% 3/20/24 (a)	10,000,000	9,871,700
AT&T, Inc.
6.119% 3/19/24 (a)	7,000,000	6,911,831
Avangrid, Inc.
5.590% 1/12/24 (a)	5,000,000	4,989,045
Bayer Corp.
6.361% 8/15/24 (a)	9,000,000	8,650,726
6.396% 7/26/24 (a)	7,200,000	6,944,766
CRH America Finance, Inc.
6.078% 6/14/24 (a)	10,000,000	9,740,664
6.091% 6/17/24 (a)	5,000,000	4,868,119
ERAC USA Finance LLC
5.838% 2/22/24 (a)	4,000,000	3,964,508

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Spire, Inc.
5.734% 1/12/24 (a)	$6,000,000	$5,987,210
VW Credit, Inc.
6.028% 5/02/24 (a)	8,000,000	7,843,898
		74,702,870

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	1,541,228	1,541,228

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (j)	$3,360,222	3,360,222

TOTAL SHORT-TERM INVESTMENTS (Cost $79,623,741)		79,604,320

TOTAL INVESTMENTS — 110.6% (Cost $829,869,115) (k)		777,055,678

Other Assets/(Liabilities) — (10.6)%		(74,327,925)

NET ASSETS — 100.0%		$702,727,753

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $318,194,548 or 45.28% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Restricted security. Certain securities are restricted to resale. At December 31, 2023, these securities amounted to a value of $3,199,275 or 0.46% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $1,510,925 or 0.22% of net assets. (Note 2).
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2023.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	All or a portion of this security is pledged/held as collateral for open derivatives.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $3,360,820. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $3,427,434.
(k)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	3/19/24	154	$18,066,971	$1,173,404
U.S. Treasury Ultra 10 Year	3/19/24	44	5,215,521	(22,833)
U.S. Treasury Ultra Bond	3/19/24	257	31,297,374	3,036,220
U.S. Treasury Note 5 Year	3/28/24	372	39,582,098	881,621
				$5,068,412
Short
U.S. Treasury Note 2 Year	3/28/24	101	$(20,737,947)	$(59,373)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 41†	1.000%	Quarterly	12/20/28	USD	112,000,000	$(2,176,496)	$(1,605,965)	$(570,531)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965%	Annually	6/23/25	USD	51,000,000	$(319,170)	$—	$(319,170)
12-Month USD SOFR	Annually	Fixed 3.815%	Annually	6/30/25	USD	49,000,000	(405,508)	—	(405,508)
12-Month USD SOFR	Annually	Fixed 3.749%	Annually	7/14/25	USD	49,141,000	(444,581)	—	(444,581)
12-Month USD SOFR	Annually	Fixed 3.618%	Annually	8/07/25	USD	50,000,000	(535,486)	—	(535,486)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	11,000,000	141,176	—	141,176
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	11,440,000	211,405	—	211,405
Fixed 3.086%	Annually	12-Month USD SOFR	Annually	7/14/33	USD	11,394,000	337,359	—	337,359
Fixed 3.107%	Annually	12-Month USD SOFR	Annually	8/07/33	USD	11,104,000	312,394	—	312,394
							$(702,411)	$—	$(702,411)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

MassMutual Diversified Bond Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.8%

PREFERRED STOCK — 0.8%
Financial — 0.8%
Insurance — 0.8%
Equitable Holdings, Inc., Class C
4.300%	45,600	$755,135
Selective Insurance Group, Inc., Class B
4.600%	18,825	323,602
		1,078,737

TOTAL PREFERRED STOCK (Cost $1,610,626)		1,078,737

TOTAL EQUITIES (Cost $1,610,626)		1,078,737

	Principal Amount
BONDS & NOTES — 92.8%
CORPORATE DEBT — 41.3%
Aerospace & Defense — 0.3%
Boeing Co.
5.930% 5/01/60	$140,000	144,968
TransDigm, Inc.
5.500% 11/15/27	250,000	244,932
		389,900
Agriculture — 0.5%
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	345,000	321,863
Reynolds American, Inc.
5.850% 8/15/45	120,000	112,327
Viterra Finance BV
3.200% 4/21/31 (a)	280,000	241,295
		675,485
Airlines — 0.3%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A,
4.800% 2/15/29 (a)	344,941	335,177
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	53,741	51,034
		386,211

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Apparel — 0.1%
Tapestry, Inc.
7.000% 11/27/26	$102,000	$105,742
Auto Manufacturers — 0.1%
General Motors Co.
5.200% 4/01/45	225,000	202,491
Banks — 8.8%
ABN AMRO Bank NV 1 yr. CMT + 1.650%
6.339% VRN 9/18/27 (a)	400,000	408,728
AIB Group PLC Secured Overnight Financing Rate + 2.330%
6.608% VRN 9/13/29 (a)	210,000	221,225
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	310,000	245,541
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	460,000	403,883
Secured Overnight Financing Rate + 1.840% 5.872% VRN 9/15/34	155,000	162,249
7.750% 5/14/38	125,000	152,027
Bank of Montreal 5 yr. CMT + 2.979%
4.800% VRN (b)	285,000	274,556
Bank of Nova Scotia 3 mo. USD Term SOFR + 2.910%
8.335% VRN (b)	575,000	519,866
Barclays PLC
5 yr. CMT + 3.410% 4.375% VRN (b)	375,000	291,527
5 yr. CMT + 5.431% 8.000% VRN (b)	290,000	284,610
BNP Paribas SA
5 yr. CMT + 3.340% 4.625% VRN (a) (b)	375,000	302,054
5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.149% 6.625% VRN (a) (b)	250,000	248,129
BPCE SA
Secured Overnight Financing Rate + 1.730% 3.116% VRN 10/19/32 (a)	450,000	366,917
Secured Overnight Financing Rate + 1.98% 6.612% VRN 10/19/27 (a)	390,000	401,321
Credit Agricole SA Secured Overnight Financing Rate + 1.860%
6.316% VRN 10/03/29 (a)	325,000	340,392
Danske Bank AS 7 yr. USD Swap + 3.896%
6.125% VRN (a) (b)	425,000	422,284
Discover Bank 5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 1.730%
5.974% VRN 8/09/28	468,000	450,773
Goldman Sachs Group, Inc.
5.150% 5/22/45	235,000	227,178
HSBC Holdings PLC
6.500% 9/15/37	125,000	130,801
7.350% 11/27/32	415,000	440,345
Huntington Bancshares, Inc.
2.625% 8/06/24	225,000	220,793
3 mo. USD Term SOFR + 3.142% 8.536% VRN (b)	510,000	478,125
ING Groep NV 5 yr. USD ICE Swap + 4.204%
6.750% VRN (a) (b)	275,000	273,281
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 2.515%
2.956% VRN 5/13/31	235,000	206,512
Lloyds Banking Group PLC 5 yr. CMT + 3.913%
8.000% VRN (b)	605,000	606,209
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a)	650,000	523,086
Morgan Stanley
Secured Overnight Financing Rate + 1.360% 2.484% VRN 9/16/36	280,000	221,925
Secured Overnight Financing Rate + 2.620% 5.297% VRN 4/20/37	185,000	180,023

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Secured Overnight Financing Rate + 1.630% 5.449% VRN 7/20/29	$405,000	$412,675
NatWest Group PLC 5 yr. CMT + 2.100%
3.754% VRN 11/01/29	425,000	414,572
Nordea Bank Abp 5 yr. CMT + 4.110%
6.625% VRN (a) (b)	275,000	271,902
Societe Generale SA 5 yr. USD ICE Swap + 5.873%
8.000% VRN (a) (b)	525,000	524,610
SVB Financial Group
4.100% (b)	210,000	2,100
4.250% (b)	590,000	5,015
Swedbank AB 5 yr. CMT + 4.134%
5.625% VRN (a) (b)	200,000	196,250
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82	358,000	372,602
UBS Group AG Secured Overnight Financing Rate + 3.340%
6.373% VRN 7/15/26 (a)	375,000	379,166
US Bancorp Secured Overnight Financing Rate + 2.260%
5.836% VRN 6/12/34	186,000	191,863
Wells Fargo & Co. Secured Overnight Financing Rate + 1.790%
6.303% VRN 10/23/29	280,000	295,098
		12,070,213
Beverages — 0.4%
Bacardi Ltd.
5.150% 5/15/38 (a)	200,000	190,157
Molson Coors Beverage Co.
4.200% 7/15/46	366,000	311,872
		502,029
Biotechnology — 0.2%
Amgen, Inc.
5.600% 3/02/43	171,000	176,696
5.750% 3/02/63	150,000	157,372
		334,068
Building Materials — 0.2%
Standard Industries, Inc.
4.375% 7/15/30 (a)	200,000	183,677
4.750% 1/15/28 (a)	151,000	145,367
		329,044
Chemicals — 0.2%
LYB International Finance III LLC
4.200% 5/01/50	265,000	210,980
Commercial Services — 0.1%
Ashtead Capital, Inc.
4.250% 11/01/29 (a)	200,000	186,752
Computers — 0.2%
Dell International LLC/EMC Corp.
8.350% 7/15/46	96,000	126,074
Leidos, Inc.
5.500% 7/01/33	226,000	218,372
		344,446

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Distribution & Wholesale — 0.4%
H&E Equipment Services, Inc.
3.875% 12/15/28 (a)	$600,000	$545,589
Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.400% 10/29/33	760,000	652,591
Antares Holdings LP
2.750% 1/15/27 (a)	345,000	305,639
3.750% 7/15/27 (a)	605,000	545,100
8.500% 5/18/25 (a)	330,000	335,178
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a)	295,000	250,000
ARES Finance Co. LLC
4.000% 10/08/24 (a)	375,000	366,997
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	375,000	332,190
3.250% 2/15/27 (a)	175,000	161,847
4.375% 5/01/26 (a)	480,000	464,445
5.500% 1/15/26 (a)	135,000	134,127
BGC Group, Inc.
4.375% 12/15/25	475,000	455,853
Blue Owl Finance LLC
3.125% 6/10/31 (a)	475,000	391,515
4.125% 10/07/51 (a)	198,000	131,587
Charles Schwab Corp.
5 yr. CMT + 3.168% 4.000% VRN (b)	425,000	374,629
Secured Overnight Financing Rate + 2.500% 5.853% VRN 5/19/34	186,000	191,999
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	557,078	523,653
OneMain Finance Corp.
4.000% 9/15/30 (c)	220,000	188,266
		5,805,616
Electric — 1.8%
Berkshire Hathaway Energy Co.
5.950% 5/15/37	120,000	127,566
Cleveland Electric Illuminating Co.
5.950% 12/15/36	145,000	148,391
CMS Energy Corp.
4.700% 3/31/43	115,000	102,882
4.875% 3/01/44	125,000	118,760
Dominion Energy South Carolina, Inc.
6.250% 10/15/53	57,000	65,713
Duke Energy Florida LLC
6.200% 11/15/53	133,000	152,098
Elwood Energy LLC
8.159% 7/05/26	55,842	48,024
IPALCO Enterprises, Inc.
4.250% 5/01/30	365,000	337,232
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82	475,000	402,336
Pacific Gas & Electric Co.
3.750% 7/01/28	485,000	454,294
4.300% 3/15/45	160,000	125,198
Virginia Electric & Power Co.
6.000% 1/15/36	100,000	107,299

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vistra Operations Co. LLC
5.125% 5/13/25 (a)	$265,000	$262,423
		2,452,216
Entertainment — 0.2%
Live Nation Entertainment, Inc.
5.625% 3/15/26 (a)	77,000	76,296
Warnermedia Holdings, Inc.
4.279% 3/15/32	200,000	183,041
		259,337
Food — 0.7%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.750% 3/15/34 (a)	260,000	273,944
7.250% 11/15/53 (a)	260,000	282,527
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	375,000	290,042
3.000% 10/15/30 (a)	81,000	66,495
		913,008
Gas — 0.2%
NiSource, Inc.
4.800% 2/15/44	240,000	219,235
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.050% 4/15/28 (a)	325,000	328,990
Home Builders — 0.0%
Mattamy Group Corp.
4.625% 3/01/30 (a)	35,000	32,436
Insurance — 6.8%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (b)	1,176,000	1,042,713
Allstate Corp., (Acquired 7/02/19, Cost $687,600), 3 mo. USD Term SOFR + 3.200%
8.579% VRN 8/15/53 (d)	640,000	635,881
Ascot Group Ltd.
4.250% 12/15/30 (a)	450,000	362,397
Athene Global Funding
1.730% 10/02/26 (a)	350,000	316,140
2.950% 11/12/26 (a)	365,000	339,980
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40	400,000	332,450
Brighthouse Financial, Inc.
3.850% 12/22/51	575,000	378,263
4.700% 6/22/47	125,000	99,350
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52	600,000	597,964
Enstar Finance LLC 5 yr. CMT + 5.468%
5.750% VRN 9/01/40	910,000	851,797
Enstar Group Ltd.
3.100% 9/01/31	31,000	25,280
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (b)	410,000	390,143
Global Atlantic Fin Co.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.125% 6/15/31 (a)	$310,000	$253,965
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	955,000	818,525
Hanwha Life Insurance Co. Ltd. 5 yr. CMT + 1.850%
3.379% VRN 2/04/32 (a)	320,000	295,006
Hill City Funding Trust
4.046% 8/15/41 (a)	390,000	287,780
Jackson Financial, Inc.
3.125% 11/23/31	450,000	378,750
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	255,000	213,665
Lincoln National Corp., (Acquired 11/15/22, Cost $169,000), 5 yr. CMT + 5.318%
9.250% VRN (b) (d)	169,000	184,452
MetLife Capital Trust IV
7.875% 12/15/67 (a)	225,000	241,667
Prudential Financial, Inc. 5 yr. CMT + 3.162%
5.125% VRN 3/01/52	275,000	258,448
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	320,000	256,791
4.750% 4/08/32 (a)	790,000	692,760
USF&G Capital I
8.500% 12/15/45 (a)	95,000	109,523
		9,363,690
Internet — 0.1%
Expedia Group, Inc.
2.950% 3/15/31	143,000	125,854
Investment Companies — 2.1%
ARES Capital Corp.
2.150% 7/15/26	455,000	414,766
Blackstone Private Credit Fund
2.625% 12/15/26	155,000	140,409
4.000% 1/15/29 (c)	630,000	573,544
Blue Owl Credit Income Corp.
4.700% 2/08/27	410,000	387,275
5.500% 3/21/25	335,000	330,261
Golub Capital BDC, Inc.
2.500% 8/24/26	160,000	145,009
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% 5/15/26	1,000,000	954,111
		2,945,375
Leisure Time — 0.3%
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (a)	485,000	480,222
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (a)	250,000	239,196
CSC Holdings LLC
4.625% 12/01/30 (a)	250,000	150,530
5.000% 11/15/31 (a)	325,000	196,625
5.750% 1/15/30 (a)	200,000	124,500
Discovery Communications LLC
4.000% 9/15/55	235,000	167,212

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DISH DBS Corp.
7.375% 7/01/28	$223,000	$133,305
Paramount Global
5.850% 9/01/43	405,000	364,521
Time Warner Cable LLC
4.500% 9/15/42	180,000	141,252
6.750% 6/15/39	115,000	114,060
		1,631,201
Mining — 0.5%
First Quantum Minerals Ltd.
6.875% 3/01/26 (a)	300,000	268,541
Novelis Corp.
3.875% 8/15/31 (a)	533,000	469,698
		738,239
Oil & Gas — 2.0%
Antero Resources Corp.
7.625% 2/01/29 (a)	74,000	75,933
BP Capital Markets PLC 5 yr. CMT + 4.398%
4.875% VRN (b)	255,000	242,198
EQT Corp.
7.000% STEP 2/01/30	565,000	606,381
Ovintiv, Inc.
6.500% 8/15/34	75,000	79,730
6.500% 2/01/38	160,000	165,028
7.100% 7/15/53	220,000	241,830
Patterson-UTI Energy, Inc.
3.950% 2/01/28	340,000	316,685
5.150% 11/15/29	615,000	586,646
Petroleos Mexicanos
5.350% 2/12/28	190,000	164,820
6.375% 1/23/45	35,000	22,805
6.500% 3/13/27	65,000	60,589
Santos Finance Ltd.
3.649% 4/29/31 (a)	165,000	143,678
		2,706,323
Oil & Gas Services — 0.5%
Nov, Inc.
3.950% 12/01/42	254,000	195,382
Weatherford International Ltd.
8.625% 4/30/30 (a)	483,000	504,280
		699,662
Pharmaceuticals — 0.9%
1375209 BC Ltd.
9.000% 1/30/28 (a) (c)	158,000	154,066
Bausch Health Cos., Inc.
11.000% 9/30/28 (a)	282,000	205,008
CVS Health Corp.
5.050% 3/25/48	115,000	107,560
5.875% 6/01/53	100,000	105,181
CVS Pass-Through Trust
5.926% 1/10/34 (a)	154,194	156,202
7.507% 1/10/32 (a)	10,906	11,471

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Utah Acquisition Sub, Inc.
3.950% 6/15/26	$205,000	$198,111
5.250% 6/15/46	405,000	337,250
		1,274,849
Pipelines — 0.8%
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785%
8.250% VRN 1/15/84	250,000	257,957
Energy Transfer LP 5 yr. CMT + 5.134%
6.750% VRN (b)	270,000	257,537
EnLink Midstream Partners LP 3 mo. USD Term SOFR + 4.372%
9.756% VRN (b)	375,000	341,533
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 6/15/44	375,000	313,803
		1,170,830
Private Equity — 0.4%
Apollo Management Holdings LP 5 yr. CMT + 3.266%
4.950% VRN 1/14/50 (a)	325,000	306,153
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	160,000	113,796
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	153,000	105,568
		525,517
Real Estate Investment Trusts (REITS) — 3.1%
Broadstone Net Lease LLC
2.600% 9/15/31	605,000	468,771
GLP Capital LP/GLP Financing II, Inc.
5.750% 6/01/28	205,000	206,841
Omega Healthcare Investors, Inc.
3.625% 10/01/29	490,000	431,969
4.750% 1/15/28	202,000	194,179
Piedmont Operating Partnership LP
2.750% 4/01/32	235,000	163,294
9.250% 7/20/28	133,000	140,407
Rexford Industrial Realty LP
2.125% 12/01/30	201,000	164,310
Service Properties Trust
4.950% 10/01/29	590,000	488,276
Spirit Realty LP
2.700% 2/15/32	120,000	100,522
3.200% 1/15/27	160,000	151,373
STORE Capital Corp.
4.500% 3/15/28	225,000	206,770
4.625% 3/15/29	525,000	484,167
Ventas Realty LP
5.700% 9/30/43	85,000	81,866
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	185,000	174,631
WEA Finance LLC
2.875% 1/15/27 (a)	385,000	342,487
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (a)	425,000	417,279
		4,217,142

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.6%
Advance Auto Parts, Inc.
5.950% 3/09/28	$177,000	$176,080
Nordstrom, Inc.
4.250% 8/01/31 (c)	440,000	366,071
Sonic Automotive, Inc.
4.875% 11/15/31 (a) (c)	277,000	246,905
		789,056
Software — 0.1%
Oracle Corp.
6.900% 11/09/52	119,000	139,667
Telecommunications — 1.9%
Altice France SA
5.125% 7/15/29 (a)	442,000	343,885
AT&T, Inc.
3.550% 9/15/55	664,000	477,401
British Telecommunications PLC
9.625% STEP 12/15/30	475,000	587,764
Deutsche Telekom International Finance BV
8.750% STEP 6/15/30	110,000	132,480
Hughes Satellite Systems Corp.
6.625% 8/01/26 (c)	444,000	350,023
Sprint Capital Corp.
6.875% 11/15/28	375,000	406,324
8.750% 3/15/32	141,000	174,031
T-Mobile USA, Inc.
6.000% 6/15/54	190,000	208,365
		2,680,273
Toys, Games & Hobbies — 0.2%
Mattel, Inc.
5.875% 12/15/27 (a)	225,000	224,703
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	738,000	666,075
3.375% 1/20/27	340,000	309,371
		975,446

TOTAL CORPORATE DEBT (Cost $62,316,040)		56,981,837

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.1%
Commercial Mortgage-Backed Securities — 10.0%
Aventura Mall Trust, Series 2018-AVM, Class D,
4.112% VRN 7/05/40 (a) (e)	530,000	451,883
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (a) (e)	440,000	385,756
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (a) (e)	540,000	461,247
Bank
Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (e)	500,000	283,917
Series 2019-BN17, Class C, 4.511% VRN 4/15/52 (e)	331,000	256,437
Benchmark Mortgage Trust
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (e)	500,000	356,059

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-IG1, Class D, 3.245% VRN 9/15/43 (e)	$400,000	$183,246
BGME Trust, Series 2021-VR, Class D,
2.995% VRN 1/10/43 (a) (e)	3,100,000	2,343,133
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (e)	300,000	301,053
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD Term SOFR + 2.197%
7.809% FRN 12/15/37 (a)	572,453	561,002
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	175,045
COMM Mortgage Trust, Series 2015-CR23, Class C,
4.287% VRN 5/10/48 (e)	110,000	98,304
DC Office Trust
Series 2019-MTC, Class D, 3.072% VRN 9/15/45 (a) (e)	357,000	226,518
Series 2019-MTC, Class E, 3.072% VRN 9/15/45 (a) (e)	622,000	323,611
DROP Mortgage Trust, Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864%
8.227% FRN 10/15/43 (a)	998,000	750,745
GS Mortgage Securities Trust, Series 2018-GS10, Class D
3.000% 7/10/51 (a)	599,000	324,468
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.443% VRN 7/10/39 (a) (e)	630,000	491,038
Jackson Park Trust, Series 2019-LIC, Class D,
3.242% VRN 10/14/39 (a) (e)	686,000	546,039
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class E,
3.783% VRN 6/05/39 (a) (e)	553,000	453,615
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C,
4.619% VRN 8/15/47 (e)	300,000	260,518
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
7.227% FRN 8/15/38 (a)	893,542	844,803
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.227% FRN 3/15/38 (a)	424,643	405,529
Med Trust, Series 2021-MDLN, Class F, 1 mo. USD Term SOFR + 4.114%
9.477% FRN 11/15/38 (a)	1,990,447	1,908,315
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	205,000	146,571
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (e)	215,000	140,786
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
7.577% FRN 7/15/39 (a)	864,000	573,192
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (e)	140,000	126,178
Series 2021-FCMT, Class C, 1 mo. USD Term SOFR + 2.514% 7.877% FRN 5/15/31 (a)	461,000	437,857
		13,816,865
Other Asset-Backed Securities — 10.6%
AIMCO CLO, Series 2018-AA, Class B, 3 mo. USD Term SOFR + 1.662%
7.064% FRN 4/17/31 (a)	250,000	247,099
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550%
7.930% FRN 4/26/35 (a)	500,000	501,380
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
4.230% FRN 10/25/34	87,955	77,409
Atrium XV, Series 15A, Class B, 3 mo. USD Term SOFR + 2.012%
7.424% FRN 1/23/31 (a)	250,000	249,908

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.715% FRN 4/18/35 (a)	$500,000	$497,708
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A,
4.213% STEP 12/16/41 (a)	241,583	227,767
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	24,420	23,880
Series 2017-1A, Class B, 3.240% 5/25/29 (a)	20,173	19,842
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (a)	717,542	676,804
DataBank Issuer, Series 2021-1A, Class B
2.650% 2/27/51 (a)	300,000	265,137
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1, 3 mo. USD Term SOFR + 1.482%
6.876% FRN 10/15/36 (a)	500,000	498,513
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	130,162	117,445
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	71,457	65,519
Series 2019-2A, Class B, 3.860% 4/15/55 (a)	83,959	69,786
Series 2021-1A, Class C, 5.740% 10/15/56 (a)	389,306	305,672
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD Term SOFR + 1.962%
7.377% FRN 1/20/31 (a)	280,000	279,098
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	44,966	40,485
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	62,736	54,526
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	23,969	21,084
Series 2016-4A, Class A2, 4.290% 9/20/47 (a)	46,914	43,741
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (a)	225,200	124,720
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (a)	273,167	170,451
JG Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (a)	130,941	109,456
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	268,501	228,234
LoanCore Issuer Ltd., Series 2022-CRE7, Class E, 30 day USD SOFR Average + 3.750%
9.088% FRN 1/17/37 (a)	1,000,000	945,078
MACH 1 Cayman Ltd., Series 2019-1, Class B
4.335% 10/15/39 (a)	319,562	228,967
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD Term SOFR + 1.862%
7.256% FRN 7/15/30 (a)	950,000	948,762
Madison Park Funding XXXII Ltd., Series 2018-32A, Class CR, 3 mo. USD Term SOFR + 2.262%
7.674% FRN 1/22/31 (a)	300,000	298,079
Mariner Finance Issuance Trust, Series 2021-AA, Class D
3.830% 3/20/36 (a)	381,000	325,921
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	21,361	20,104
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD Term SOFR + 1.912%
7.306% FRN 7/15/34 (a)	500,000	499,973
OHA Credit Partners XI Ltd., Series 2015-11A, Class CR, 3 mo. USD Term SOFR + 2.412%
7.827% FRN 1/20/32 (a)	300,000	299,997

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
7.527% FRN 10/20/34 (a)	$250,000	$244,616
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (a)	341,661	253,635
Rad CLO 4 Ltd., Series 2019-4A, Class B1, 3 mo. USD Term SOFR + 2.362%
7.740% FRN 4/25/32 (a)	250,000	250,063
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
6.822% FRN 10/30/34 (a)	500,000	499,966
Renew, Series 2021-1, Class M
3.210% 11/20/56 (a)	157,024	125,187
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD Term SOFR + 1.982%
7.349% FRN 5/20/31 (a)	250,000	249,593
RRX 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD Term SOFR + 2.012%
7.406% FRN 1/15/37 (a)	250,000	249,989
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	29,798	28,489
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (a)	247,204	207,661
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.562%
7.929% FRN 8/18/31 (a)	490,000	483,423
Store Master Funding I-VII & XIV, Series 2019-1, Class A4
4.490% 11/20/49 (a)	754,279	610,738
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	101,448	95,791
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	249,448	217,956
Symphony CLO 39 Ltd., Series 2023-39A, Class B, 3 mo. USD Term SOFR + 2.300%
7.712% FRN 4/25/34 (a)	500,000	499,904
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD Term SOFR + 1.962%
7.377% FRN 1/20/31 (a)	490,000	482,330
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,046,643	815,471
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	244,521	181,694
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD Term SOFR + 1.912%
7.327% FRN 10/20/32 (a)	250,000	246,754
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (a)	269,211	226,859
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	173,206	149,015
		14,601,679
Student Loans Asset-Backed Securities — 2.3%
College Avenue Student Loans LLC
Series 2021-A, Class D, 4.120% 7/25/51 (a)	220,945	202,148
Series 2019-A, Class C, 4.460% 12/28/48 (a)	135,942	124,151
Series 2019-A, Class D, 5.500% 12/28/48 (a)	95,525	86,276
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (a)	33,079	30,505
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B
3.500% 11/25/50 (a)	600,000	475,365

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + 0.450%
6.091% FRN 8/25/42	$344,983	$307,685
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	140,000	128,679
Series 2018-1A, Class B, 30 day USD SOFR Average + 1.314% 6.652% FRN 3/25/67 (a)	250,000	231,547
Nelnet Student Loan Trust
Series 2005-4, Class A4R2, 1.191% FRN 3/22/32 (e)	70,000	69,428
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 5.864% FRN 6/25/41	64,538	56,128
Series 2012-2A, Class B, 30 day USD SOFR Average + 1.114% 6.452% FRN 11/25/36 (a)	200,000	198,199
Series 2012-1A, Class B, 30 day USD SOFR Average + 1.114% 6.452% FRN 6/25/42 (a)	150,000	144,064
Series 2012-4A, Class B, 30 day USD SOFR Average + 1.114% 6.452% FRN 7/26/49 (a)	250,000	224,877
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.952% FRN 6/25/41 (a)	100,000	94,270
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.796% FRN 1/25/70	99,670	93,349
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.806% FRN 10/25/40	105,678	98,073
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.886% FRN 1/25/44	187,897	174,331
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 6.066% FRN 10/25/64	65,815	61,509
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (a)	185,000	167,069
SoFi Professional Loan Program LLC, Series 2017-C, Class C,
4.210% VRN 7/25/40 (a) (e)	180,000	168,138
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD Term SOFR + 1.614%
6.970% FRN 1/25/36	31,730	31,682
		3,167,473
Whole Loan Collateral Collateralized Mortgage Obligations — 2.2%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (a) (e)	349,522	339,574
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (a) (e)	114,617	112,568
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.275% VRN 8/25/34 (e)	3,618	3,477
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (a) (e)	3,600,000	2,569,875
		3,025,494

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $40,605,643)		34,611,511

SOVEREIGN DEBT OBLIGATION — 0.1%
Mexico Government International Bond
4.750% 3/08/44	174,000	149,384

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $194,251)		149,384

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 11.7%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS
Series 2178, Class PB 7.000% 8/15/29	$2,645	$2,711
Pass-Through Securities — 11.7%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	452,911	374,231
Pool #RA4255 2.000% 1/01/51	918,113	759,765
Pool #SD0905 3.000% 3/01/52	699,165	621,232
Pool #SD1523 4.000% 8/01/52	1,037,764	991,398
Pool #SD1603 4.000% 9/01/52	654,531	619,560
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	442,889	381,070
Pool #FS3035 2.500% 4/01/52	1,471,260	1,268,429
Pool #MA3029 3.000% 6/01/32	207,430	198,965
Pool #MA3090 3.000% 8/01/32	84,583	81,052
Pool #AR3007 3.000% 2/01/43	79,569	73,192
Pool #FS1075 3.000% 3/01/52	707,682	632,758
Pool #CB3304 3.000% 4/01/52	1,084,377	969,572
Pool #CB3305 3.000% 4/01/52	1,312,272	1,169,237
Pool #AS1304 3.500% 12/01/28	49,958	48,918
Pool #MA1356 3.500% 2/01/43	427,814	401,645
Pool #CA6096 3.500% 6/01/50	924,678	851,736
Pool #FM4017 3.500% 8/01/50	59,522	55,088
Pool #CB3842 3.500% 6/01/52	2,136,857	1,972,802
Pool #CA1909 4.500% 6/01/48	335,387	330,921
Pool #CB3866 4.500% 6/01/52	813,152	793,428
Pool #CB4129 4.500% 7/01/52	1,022,043	992,461
Pool #AD6437 5.000% 6/01/40	24,053	24,520
Pool #AD6996 5.000% 7/01/40	158,152	161,297
Pool #AL8173 5.000% 2/01/44	54,646	55,738
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	304	314
Pool #587280 6.500% 9/15/32	497	509
Pool #550659 6.500% 9/15/35	44,120	46,236
Pool #538689 6.500% 12/15/35	5,519	5,809
Pool #780651 7.000% 10/15/27	214	217
Pool #462384 7.000% 11/15/27	141	144
Pool #482668 7.000% 8/15/28	324	331
Pool #581417 7.000% 7/15/32	430	441
Pool #423836 8.000% 8/15/26	96	97
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	423,530	386,587
Pool #MA6283 3.000% 11/20/49	766,385	698,337
Pool #MA6409 3.000% 1/20/50	800,695	732,291
Pool #MA4321 3.500% 3/20/47	502,187	473,703
		16,174,031

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $17,614,461)		16,176,742

U.S. TREASURY OBLIGATIONS — 14.6%
U.S. Treasury Bonds & Notes — 14.6%
U.S. Treasury Bonds
2.250% 8/15/49 (g)	3,340,000	2,337,059

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Notes
4.250% 10/15/25	$16,750,000	$16,718,267
4.875% 10/31/28	1,000,000	1,044,001
		20,099,327

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,890,700)		20,099,327

TOTAL BONDS & NOTES (Cost $140,621,095)		128,018,801

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $4,446)		9,162

	Number of Shares
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (h) (i) (j)	150	3,966

TOTAL WARRANTS (Cost $0)		3,966

TOTAL LONG-TERM INVESTMENTS (Cost $142,236,167)		129,110,666

	Principal Amount
SHORT-TERM INVESTMENTS — 4.9%
Commercial Paper — 2.2%
VW Credit, Inc.
5.865% 1/26/24 (a)	$3,000,000	2,986,967

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	1,795,363	1,795,363

	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (l)	$1,918,010	1,918,010

TOTAL SHORT-TERM INVESTMENTS (Cost $6,701,434)		6,700,340

TOTAL INVESTMENTS — 98.5% (Cost $148,937,601) (m)		135,811,006

Other Assets/(Liabilities) — 1.5%		2,071,769

NET ASSETS — 100.0%		$137,882,775

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $58,211,631 or 42.22% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $1,758,520 or 1.28% of net assets. (Note 2).
(d)	Restricted security. Certain securities are restricted to resale. At December 31, 2023, these securities amounted to a value of $820,333 or 0.59% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2023.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives.
(h)	Non-income producing security.
(i)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2023, these securities amounted to a value of $3,966 or 0.00% of net assets.
(j)	Investment is valued using significant unobservable inputs.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)	Maturity value of $1,918,351. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $1,956,453.
(m)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
AUD Call USD Put	Bank of America N.A.	6/10/24	0.68	190,000	AUD	190,000	$3,636	$1,840	$1,796
AUD Call USD Put	Bank of America N.A.	6/10/24	0.69	380,000	AUD	380,000	4,817	2,301	2,516
AUD Call USD Put	Bank of America N.A.	6/10/24	0.73	190,000	AUD	190,000	709	305	404
							$9,162	$4,446	$4,716

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/09/24	PEN	575,130	USD	150,000	$5,443
Bank of America N.A.	2/13/24	USD	101,713	ZAR	1,885,603	(1,011)
Barclays Bank PLC	2/20/24	USD	101,763	CNH	734,672	(1,673)
BNP Paribas SA	1/16/24	USD	415,746	CHF	372,870	(28,147)
BNP Paribas SA	1/23/24	USD	156,563	TWD	5,035,053	(7,893)
BNP Paribas SA	2/06/24	BRL	571,874	USD	109,000	8,505
Citibank N.A.	2/06/24	USD	249,000	MXN	4,432,734	(10,630)
Citibank N.A.	2/20/24	JPY	7,910,917	USD	55,500	1,011
Citibank N.A.	2/20/24	USD	101,868	PHP	5,779,592	(2,487)
Goldman Sachs International	1/16/24	ILS	551,694	USD	140,429	11,980
Goldman Sachs International	1/16/24	USD	126,950	ILS	504,372	(12,386)
Goldman Sachs International	2/06/24	USD	119,841	MXN	2,099,551	(3,132)
Goldman Sachs International	2/06/24	MXN	8,892,122	USD	484,775	36,045
Goldman Sachs International	2/13/24	TRY	3,582,733	USD	126,500	(9,510)
Goldman Sachs International	2/13/24	HUF	90,294,750	USD	245,000	13,892
Goldman Sachs International	2/20/24	JPY	7,935,700	USD	55,500	1,188
Goldman Sachs International	2/20/24	USD	256,430	SGD	345,024	(5,578)
HSBC Bank PLC	1/16/24	ILS	1,004,059	USD	262,300	15,077
HSBC Bank PLC	2/13/24	HUF	35,256,267	USD	98,116	2,972
HSBC Bank PLC	2/13/24	USD	100,046	CHF	89,247	(6,508)
HSBC Bank PLC	2/13/24	USD	96,723	CZK	2,239,639	(3,298)
HSBC Bank PLC	2/20/24	KRW	200,192,080	USD	153,899	1,972
HSBC Bank PLC	2/20/24	THB	8,957,520	USD	254,247	9,285
JP Morgan Chase Bank N.A.	2/06/24	MXN	2,099,551	USD	120,945	2,028
Morgan Stanley & Co. LLC	1/23/24	JPY	79,828,000	USD	541,582	26,176
Morgan Stanley & Co. LLC	2/06/24	BRL	1,265,922	USD	255,000	5,114
						$48,435

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	3/19/24	68	$7,837,552	$658,198
U.S. Treasury Ultra 10 Year	3/19/24	12	1,396,587	19,601
U.S. Treasury Ultra Bond	3/19/24	57	6,918,569	696,275
U.S. Treasury Note 2 Year	3/28/24	34	6,941,245	59,833
U.S. Treasury Note 5 Year	3/28/24	93	9,884,186	231,744
				$1,665,651

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 41†	1.000%	Quarterly	12/20/28	USD	24,000,000	$(466,392)	$(344,135)	$(122,257)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965%	Annually	6/23/25	USD	11,000,000	$(68,841)	$—	$(68,841)
12-Month USD SOFR	Annually	Fixed 3.815%	Annually	6/30/25	USD	8,000,000	(66,205)	—	(66,205)
12-Month USD SOFR	Annually	Fixed 3.749%	Annually	7/14/25	USD	8,023,000	(72,584)	—	(72,584)
12-Month USD SOFR	Annually	Fixed 3.618%	Annually	8/07/25	USD	10,467,000	(112,099)	—	(112,099)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	2,000,000	25,668	—	25,668
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	2,300,000	42,503	—	42,503
Fixed 3.086%	Annually	12-Month USD SOFR	Annually	7/14/33	USD	2,291,000	67,833	—	67,833
Fixed 3.107%	Annually	12-Month USD SOFR	Annually	8/07/33	USD	2,327,000	65,467	—	65,467
							$(118,258)	$—	$(118,258)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
CZK	Czech Koruna
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian New Sol
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

MassMutual High Yield Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 93.7%

BANK LOANS — 7.3%
Aerospace & Defense — 0.4%
Barnes Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.456% VRN 9/03/30	$1,520,327	$1,523,368
Chemicals — 1.0%
Element Solutions, Inc. ., 2023 Term Loan B,
0.000% 12/18/30 (a)	1,361,324	1,364,728
LSF11 A5 Holdco LLC
Term Loan, 1 mo. USD Term SOFR + 3.500%
8.970% VRN 10/15/28	994,937	995,563
2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 4.250%
9.706% VRN 10/15/28	2,042,522	2,045,933
		4,406,224
Computers — 0.0%
SonicWall US Holdings, Inc., 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500%
13.010% VRN 5/18/26	38,923	35,383
Diversified Financial Services — 0.5%
Aretec Group, Inc., 2023 Incremental Term Loan,
0.000% 8/09/30 (a)	1,963,922	1,959,680
Electric — 0.2%
Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 4.500%
9.869% VRN 5/17/30	865,217	868,825
Food — 0.2%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan,
0.000% 10/01/25 (a)	1,121,504	1,072,909
Health Care – Products — 0.4%
Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.000%
9.356% VRN 9/29/28	1,572,517	1,566,620
Health Care – Services — 0.6%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3,
0.000% 2/22/28 (a)	1,730,972	1,694,189
LifePoint Health, Inc., 2023 Term Loan B,
0.000% 11/16/28 (a)	869,978	866,281
		2,560,470
Internet — 0.3%
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.606% VRN 5/03/28	1,186,422	1,164,509

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.3%
GIP Pilot Acquisition Partners LP, Term Loan, 3 mo. USD Term SOFR + 3.000%
8.388% VRN 10/04/30	$1,166,975	$1,166,006
Media — 0.4%
A-L Parent LLC, 2023 Take Back Term Loan,
0.000% 6/30/28 (a)	1,584,030	1,524,629
Mining — 0.3%
Arsenal AIC Parent LLC, Term Loan, 1 mo. USD Term SOFR + 4.500%
9.856% VRN 8/18/30	1,151,700	1,154,936
Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.175%
9.631% VRN 4/13/29	645,932	648,083
Pipelines — 0.5%
BIP PipeCo Holdings LLC, Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.616% VRN 12/06/30	854,774	851,569
Buckeye Partners LP, 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.856% VRN 11/22/30	1,156,170	1,159,581
		2,011,150
Real Estate Investment Trusts (REITS) — 0.4%
RHP Hotel Properties LP, 2023 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.106% VRN 5/18/30	1,526,923	1,527,366
Software — 1.7%
Banff Merger Sub, Inc.
2023 USD Term Loan,
0.000% 12/02/28 (a)	3,852,533	3,874,685
2021 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.500%
10.970% VRN 2/27/26	2,500,000	2,488,275
Quest Software US Holdings, Inc., 2022 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500%
13.033% VRN 2/01/30	1,456,351	860,281
		7,223,241

TOTAL BANK LOANS (Cost $30,796,695)		30,413,399

CORPORATE DEBT — 86.4%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc.
9.000% 9/15/28 (b)	710,000	740,860
Stagwell Global LLC
5.625% 8/15/29 (b)	1,514,000	1,392,528
		2,133,388
Aerospace & Defense — 0.9%
Spirit AeroSystems, Inc.
9.750% 11/15/30 (b)	1,684,000	1,810,256
Triumph Group, Inc.
7.750% 8/15/25 (c)	493,000	491,418

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
9.000% 3/15/28 (b)	$1,345,000	$1,430,199
		3,731,873
Agriculture — 0.2%
Darling Ingredients, Inc.
6.000% 6/15/30 (b)	938,000	938,694
Airlines — 2.0%
Allegiant Travel Co.
7.250% 8/15/27 (b)	2,000,000	1,956,883
American Airlines, Inc.
8.500% 5/15/29 (b)	1,488,000	1,571,327
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (b)	3,270,833	3,247,239
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750% 1/20/26 (b)	946,043	891,306
United Airlines, Inc.
4.375% 4/15/26 (b)	758,000	738,599
		8,405,354
Apparel — 0.3%
Tapestry, Inc.
7.050% 11/27/25	1,019,000	1,041,422
Auto Manufacturers — 0.3%
JB Poindexter & Co., Inc.
8.750% 12/15/31 (b)	1,386,000	1,413,720
Auto Parts & Equipment — 0.6%
Adient Global Holdings Ltd.
4.875% 8/15/26 (b)	1,734,000	1,695,614
8.250% 4/15/31 (b)	816,000	864,045
		2,559,659
Building Materials — 2.8%
Emerald Debt Merger Sub LLC
6.625% 12/15/30 (b)	2,389,000	2,440,053
Knife River Corp.
7.750% 5/01/31 (b)	1,107,000	1,178,667
New Enterprise Stone & Lime Co., Inc.
5.250% 7/15/28 (b)	2,072,000	1,976,501
9.750% 7/15/28 (b)	3,764,000	3,764,000
Smyrna Ready Mix Concrete LLC
8.875% 11/15/31 (b)	1,607,000	1,689,240
Summit Materials LLC/Summit Materials Finance Corp.
7.250% 1/15/31 (b)	630,000	663,834
		11,712,295
Chemicals — 4.3%
Celanese US Holdings LLC
6.379% 7/15/32	2,895,000	3,060,263
Consolidated Energy Finance SA
5.625% 10/15/28 (b)	4,296,000	3,637,767
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (b)	2,667,000	2,255,310
Methanex Corp.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.125% 10/15/27	$2,056,000	$2,008,509
5.250% 12/15/29 (c)	1,618,000	1,556,721
Olympus Water US Holding Corp.
4.250% 10/01/28 (b)	2,503,000	2,252,186
6.250% 10/01/29 (b) (c)	1,772,000	1,573,821
Polar US Borrower LLC/Schenectady International Group, Inc.
6.750% 5/15/26 (b)	1,257,000	402,240
Tronox, Inc.
4.625% 3/15/29 (b)	689,000	610,315
Vibrantz Technologies, Inc.
9.000% 2/15/30 (b) (c)	498,000	394,875
		17,752,007
Coal — 0.5%
Coronado Finance Pty. Ltd.
10.750% 5/15/26 (b)	2,077,000	2,163,845
Commercial Services — 2.0%
Alta Equipment Group, Inc.
5.625% 4/15/26 (b)	2,194,000	2,116,524
GTCR W-2 Merger Sub LLC
7.500% 1/15/31 (b)	431,000	455,448
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (b)	599,000	305,490
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250% 1/15/28 (b) (c)	2,865,000	2,848,293
PROG Holdings, Inc.
6.000% 11/15/29 (b)	2,527,000	2,328,706
		8,054,461
Computers — 0.3%
Presidio Holdings, Inc.
8.250% 2/01/28 (b) (c)	1,048,000	1,058,781
Cosmetics & Personal Care — 0.6%
Coty, Inc.
6.500% 4/15/26 (b)	105,000	104,832
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.750% 1/15/29 (b)	2,104,000	2,006,816
6.625% 7/15/30 (b)	331,000	340,040
		2,451,688
Distribution & Wholesale — 0.4%
Resideo Funding, Inc.
4.000% 9/01/29 (b)	1,882,000	1,642,045
Diversified Financial Services — 6.1%
Aretec Group, Inc.
10.000% 8/15/30 (b)	1,099,000	1,167,852
Coinbase Global, Inc.
3.375% 10/01/28 (b)	305,000	257,351
3.625% 10/01/31 (b)	373,000	288,195
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (b)	8,509,033	7,998,491
Jefferson Capital Holdings LLC
6.000% 8/15/26 (b)	2,664,000	2,549,180

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LPL Holdings, Inc.
6.750% 11/17/28	$1,045,000	$1,113,991
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (b)	675,000	705,525
8.375% 5/01/28 (b)	1,977,000	2,070,611
Midcap Financial Issuer Trust
5.625% 1/15/30 (b)	723,000	641,663
6.500% 5/01/28 (b)	1,492,000	1,395,766
OneMain Finance Corp.
4.000% 9/15/30	709,000	606,731
5.375% 11/15/29	1,195,000	1,118,996
PRA Group, Inc.
5.000% 10/01/29 (b) (c)	4,020,000	3,317,365
7.375% 9/01/25 (b)	1,582,000	1,569,891
8.375% 2/01/28 (b)	445,000	428,408
		25,230,016
Electric — 2.9%
PG&E Corp.
5.000% 7/01/28 (c)	3,121,000	3,036,674
5.250% 7/01/30 (c)	583,000	562,330
Pike Corp.
5.500% 9/01/28 (b)	2,213,000	2,108,325
8.625% 1/31/31 (b)	1,071,000	1,125,451
Talen Energy Supply LLC
8.625% 6/01/30 (b)	2,894,000	3,074,969
Vistra Operations Co. LLC
5.125% 5/13/25 (b)	2,000,000	1,980,550
		11,888,299
Electronics — 0.6%
Atkore, Inc.
4.250% 6/01/31 (b)	2,549,000	2,275,009
Engineering & Construction — 1.5%
Arcosa, Inc.
4.375% 4/15/29 (b)	2,166,000	2,017,369
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (b)	488,000	445,640
7.500% 4/15/32 (b)	1,457,000	1,343,541
MasTec, Inc.
4.500% 8/15/28 (b) (c)	1,815,000	1,704,396
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (b)	879,000	870,210
		6,381,156
Entertainment — 1.2%
Caesars Entertainment, Inc.
6.250% 7/01/25 (b)	1,969,000	1,974,354
7.000% 2/15/30 (b)	419,000	429,658
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	930,000	891,716
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (b)	987,000	917,910

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ontario Gaming GTA LP
8.000% 8/01/30 (b)	$684,000	$705,375
		4,919,013
Environmental Controls — 0.3%
Enviri Corp.
5.750% 7/31/27 (b)	847,000	789,442
GFL Environmental, Inc.
6.750% 1/15/31 (b)	572,000	589,321
		1,378,763
Food — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.500% 2/15/28 (b)	1,532,000	1,550,304
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32	2,474,000	2,120,892
3.750% 12/01/31	400,000	344,659
		4,015,855
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.375% 6/01/28 (b)	1,254,000	1,294,978
Hand & Machine Tools — 1.3%
Regal Rexnord Corp.
6.400% 4/15/33 (b)	5,158,000	5,376,027
Health Care – Products — 0.6%
Bausch & Lomb Escrow Corp.
8.375% 10/01/28 (b)	592,000	624,524
Garden Spinco Corp.
8.625% 7/20/30 (b)	1,861,000	1,987,802
		2,612,326
Health Care – Services — 4.8%
Centene Corp.
4.625% 12/15/29	3,879,000	3,718,904
Charles River Laboratories International, Inc.
3.750% 3/15/29 (b)	50,000	45,786
4.250% 5/01/28 (b)	1,025,000	975,664
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (b)	1,356,000	1,065,999
5.625% 3/15/27 (b)	556,000	516,598
6.000% 1/15/29 (b)	1,141,000	1,027,048
6.875% 4/15/29 (b)	472,000	304,568
HCA, Inc.
3.500% 9/01/30	1,124,000	1,018,936
LifePoint Health, Inc.
9.875% 8/15/30 (b)	2,140,000	2,162,664
11.000% 10/15/30 (b)	1,771,000	1,865,132
Molina Healthcare, Inc.
4.375% 6/15/28 (b)	1,121,000	1,060,218
Radiology Partners, Inc., (Acquired 11/18/21, Cost $3,591,088),
9.250% 2/01/28 (b) (d)	3,443,000	1,762,988
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.750% 12/01/26 (b)	208,000	206,353

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
RP Escrow Issuer LLC
5.250% 12/15/25 (b) (c)	$1,155,000	$924,107
Tenet Healthcare Corp.
4.375% 1/15/30	1,178,000	1,091,699
6.125% 6/15/30	2,081,000	2,104,072
		19,850,736
Home Builders — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (b)	1,241,000	1,103,563
Mattamy Group Corp.
4.625% 3/01/30 (b)	4,245,000	3,934,075
5.250% 12/15/27 (b)	25,000	24,305
		5,061,943
Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (b)	523,000	535,045
7.000% 1/15/31 (b)	369,000	389,245
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc.
7.625% 10/15/25 (b)	3,333,066	3,387,078
		4,311,368
Internet — 1.1%
Getty Images, Inc.
9.750% 3/01/27 (b)	3,859,000	3,881,510
Uber Technologies, Inc.
4.500% 8/15/29 (b)	770,000	734,554
		4,616,064
Investment Companies — 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750% 9/15/24	1,179,000	1,171,818
6.250% 5/15/26	4,270,000	4,074,053
		5,245,871
Leisure Time — 3.0%
Carnival Corp.
7.625% 3/01/26 (b)	651,000	662,771
5.750% 3/01/27 (b)	1,023,000	997,869
6.000% 5/01/29 (b)	1,597,000	1,536,642
7.000% 8/15/29 (b)	184,000	192,118
Life Time, Inc.
5.750% 1/15/26 (b)	189,000	187,641
8.000% 4/15/26 (b) (c)	848,000	855,710
NCL Corp. Ltd.
5.875% 3/15/26 (b)	781,000	763,160
5.875% 2/15/27 (b)	224,000	222,066
8.375% 2/01/28 (b)	668,000	707,342
NCL Finance Ltd.
6.125% 3/15/28 (b) (c)	620,000	593,484
Royal Caribbean Cruises Ltd.
4.250% 7/01/26 (b)	1,609,000	1,554,091
5.500% 8/31/26 (b)	601,000	595,079

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.375% 7/15/27 (b)	$451,000	$446,455
5.500% 4/01/28 (b)	504,000	497,578
Viking Cruises Ltd.
7.000% 2/15/29 (b)	2,608,000	2,585,584
		12,397,590
Lodging — 1.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.875% 7/01/31 (b)	1,266,000	1,120,666
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (b)	1,046,000	1,039,100
Travel & Leisure Co.
6.000% STEP 4/01/27	419,000	416,666
6.625% 7/31/26 (b)	1,839,000	1,855,103
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (b)	1,071,000	1,001,546
		5,433,081
Machinery – Diversified — 0.2%
Chart Industries, Inc.
7.500% 1/01/30 (b)	756,000	790,207
Media — 6.5%
Altice Financing SA
5.000% 1/15/28 (b)	1,105,000	1,001,640
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (b)	2,361,000	2,063,349
4.250% 1/15/34 (b)	3,376,000	2,743,429
4.500% 5/01/32	853,000	730,564
5.000% 2/01/28 (b)	939,000	898,419
5.375% 6/01/29 (b)	1,205,000	1,135,817
CSC Holdings LLC
4.625% 12/01/30 (b)	1,843,000	1,109,708
5.750% 1/15/30 (b)	670,000	417,075
7.500% 4/01/28 (b)	800,000	598,472
Cumulus Media New Holdings, Inc.
6.750% 7/01/26 (b)	892,000	600,726
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.875% 8/15/27 (b)	2,669,000	2,507,731
DISH DBS Corp.
5.125% 6/01/29	380,000	195,848
5.250% 12/01/26 (b)	392,000	335,846
5.750% 12/01/28 (b)	504,000	401,990
7.375% 7/01/28	1,266,000	756,787
DISH Network Corp.
11.750% 11/15/27 (b)	818,000	853,875
Gray Escrow II, Inc.
5.375% 11/15/31 (b)	1,881,000	1,419,211
iHeartCommunications, Inc.
8.375% 5/01/27	246,114	159,746
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (b)	2,216,000	2,170,483
Sirius XM Radio, Inc.
3.875% 9/01/31 (b)	2,352,000	2,012,104
Virgin Media Secured Finance PLC

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 8/15/30 (b)	$250,000	$222,575
5.500% 5/15/29 (b)	4,137,000	3,997,344
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (b)	588,000	552,249
		26,884,988
Mining — 1.8%
Arsenal AIC Parent LLC
8.000% 10/01/30 (b)	691,000	720,962
Constellium SE
3.750% 4/15/29 (b)	2,250,000	2,041,561
First Quantum Minerals Ltd.
6.875% 3/01/26 (b)	1,420,000	1,271,093
7.500% 4/01/25 (b)	2,297,000	2,190,178
8.625% 6/01/31 (b)	805,000	682,238
Novelis Corp.
3.250% 11/15/26 (b)	304,000	286,185
3.875% 8/15/31 (b)	313,000	275,826
		7,468,043
Miscellaneous - Manufacturing — 0.6%
Amsted Industries, Inc.
5.625% 7/01/27 (b)	2,435,000	2,426,278
Oil & Gas — 7.7%
Apache Corp.
4.750% 4/15/43 (c)	816,000	642,218
5.100% 9/01/40	607,000	520,084
5.350% 7/01/49	910,000	756,621
Chesapeake Energy Corp.
5.875% 2/01/29 (b)	1,359,000	1,331,756
CVR Energy, Inc.
5.250% 2/15/25 (b)	1,944,000	1,940,697
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% 2/01/29 (b)	513,000	495,402
6.000% 4/15/30 (b)	443,000	429,626
6.000% 2/01/31 (b)	1,792,000	1,727,291
6.250% 11/01/28 (b)	2,052,000	2,044,095
Nabors Industries Ltd.
7.250% 1/15/26 (b)	983,000	944,869
7.500% 1/15/28 (b)	909,000	786,057
Nabors Industries, Inc.
5.750% 2/01/25	387,000	386,871
7.375% 5/15/27 (b)	777,000	761,214
Neptune Energy Bondco PLC
6.625% 5/15/25 (b)	6,763,000	6,702,033
Occidental Petroleum Corp.
6.200% 3/15/40	1,570,000	1,621,025
6.450% 9/15/36	1,040,000	1,100,321
6.600% 3/15/46	801,000	867,275
Parkland Corp.
4.625% 5/01/30 (b)	795,000	731,400
5.875% 7/15/27 (b)	2,479,000	2,468,991
Permian Resources Operating LLC
7.000% 1/15/32 (b)	1,421,000	1,466,007
Sunoco LP/Sunoco Finance Corp.
5.875% 3/15/28	245,000	244,674

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.000% 4/15/27	$753,000	$753,644
7.000% 9/15/28 (b)	735,000	758,352
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	147,000	146,270
Transocean, Inc.
7.250% 11/01/25 (b)	1,205,000	1,186,925
7.500% 1/15/26 (b)	931,000	914,671
		31,728,389
Oil & Gas Services — 0.7%
Weatherford International Ltd.
8.625% 4/30/30 (b)	2,835,000	2,959,907
Packaging & Containers — 2.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.000% 9/01/29 (b) (c)	1,217,000	1,030,162
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (b) (c)	1,744,000	1,626,048
Graham Packaging Co., Inc.
7.125% 8/15/28 (b)	1,295,000	1,165,500
Mauser Packaging Solutions Holding Co.
7.875% 8/15/26 (b)	2,895,000	2,946,186
9.250% 4/15/27 (b)	1,077,000	1,057,135
Trident TPI Holdings, Inc.
12.750% 12/31/28 (b)	527,000	563,890
		8,388,921
Pharmaceuticals — 3.1%
1375209 BC Ltd.
9.000% 1/30/28 (b) (c)	4,352,000	4,243,635
AdaptHealth LLC
4.625% 8/01/29 (b)	1,000,000	771,751
5.125% 3/01/30 (b) (c)	2,000,000	1,560,148
Bausch Health Cos., Inc.
4.875% 6/01/28 (b)	1,347,000	811,222
9.000% 12/15/25 (b)	870,000	812,919
11.000% 9/30/28 (b)	741,000	538,692
14.000% 10/15/30 (b)	286,000	159,107
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% 9/01/25 (b)	2,128,000	2,101,942
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (b)	321,000	252,052
Jazz Securities DAC
4.375% 1/15/29 (b)	1,247,000	1,161,474
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.125% 4/30/28 (b)	527,000	485,084
		12,898,026
Pipelines — 6.1%
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (b)	4,376,000	4,146,717
Energy Transfer LP
5 yr. CMT + 5.694% 6.500% VRN (e)	500,000	475,140
5 yr. CMT + 5.306% 7.125% VRN (e)	700,000	645,035

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EnLink Midstream LLC
5.625% 1/15/28 (b)	$449,000	$443,918
EnLink Midstream Partners LP
4.150% 6/01/25	27,000	26,393
4.850% 7/15/26	277,000	271,376
5.050% 4/01/45	160,000	132,400
5.450% 6/01/47	706,000	615,985
5.600% 4/01/44	3,122,000	2,717,149
EQM Midstream Partners LP
6.000% 7/01/25 (b)	339,000	338,844
6.500% 7/01/27 (b)	763,000	776,911
7.500% 6/01/27 (b)	832,000	857,290
7.500% 6/01/30 (b)	176,000	189,203
Genesis Energy LP/Genesis Energy Finance Corp.
6.250% 5/15/26	290,000	289,657
8.000% 1/15/27	553,000	562,166
8.250% 1/15/29	750,000	771,784
Harvest Midstream I LP
7.500% 9/01/28 (b)	1,911,000	1,899,686
ITT Holdings LLC
6.500% 8/01/29 (b)	4,327,000	3,827,837
Kinetik Holdings LP
6.625% 12/15/28 (b)	1,354,000	1,379,470
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.500% 2/01/26 (b)	2,943,000	2,972,457
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	869,000	788,443
4.125% 8/15/31 (b)	994,000	875,720
		25,003,581
Real Estate — 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp.
5.750% 1/15/29 (b)	326,000	253,355
Real Estate Investment Trusts (REITS) — 1.4%
HAT Holdings I LLC/HAT Holdings II LLC
8.000% 6/15/27 (b)	425,000	442,571
Iron Mountain, Inc.
7.000% 2/15/29 (b)	915,000	940,508
RLJ Lodging Trust LP
3.750% 7/01/26 (b)	1,238,000	1,172,998
4.000% 9/15/29 (b)	829,000	744,967
Service Properties Trust
4.375% 2/15/30	568,000	440,945
4.950% 2/15/27	284,000	257,097
5.500% 12/15/27	548,000	501,725
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750% 4/15/28 (b)	1,162,000	1,001,523
6.500% 2/15/29 (b)	560,000	404,126
		5,906,460
Retail — 4.0%
Asbury Automotive Group, Inc.
4.625% 11/15/29 (b) (c)	993,000	919,122
Bath & Body Works, Inc.
6.750% 7/01/36	658,000	662,156
6.875% 11/01/35	1,478,000	1,496,524

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BlueLinx Holdings, Inc.
6.000% 11/15/29 (b)	$1,774,000	$1,641,713
Brinker International, Inc.
8.250% 7/15/30 (b)	989,000	1,034,573
CEC Entertainment LLC
6.750% 5/01/26 (b)	855,000	834,547
Nordstrom, Inc.
5.000% 1/15/44	2,190,000	1,556,437
PetSmart, Inc./PetSmart Finance Corp.
4.750% 2/15/28 (b)	610,000	575,098
7.750% 2/15/29 (b)	1,096,000	1,066,208
Raising Cane's Restaurants LLC
9.375% 5/01/29 (b)	294,000	313,752
Sonic Automotive, Inc.
4.625% 11/15/29 (b) (c)	585,000	532,357
4.875% 11/15/31 (b) (c)	1,260,000	1,123,104
Staples, Inc.
7.500% 4/15/26 (b)	1,004,000	934,149
10.750% 4/15/27 (b)	686,000	499,843
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (b)	1,271,000	1,152,271
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (b)	2,169,000	2,011,249
		16,353,103
Software — 0.8%
Boxer Parent Co., Inc.
9.125% 3/01/26 (b)	158,000	157,653
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (b) (c)	1,761,000	1,674,447
6.500% 10/15/28 (b)	267,000	242,184
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (b)	1,690,000	1,395,214
		3,469,498
Telecommunications — 5.1%
Altice France Holding SA
10.500% 5/15/27 (b)	494,000	319,924
Altice France SA
5.125% 7/15/29 (b)	1,663,000	1,293,846
C&W Senior Financing DAC
6.875% 9/15/27 (b)	1,105,000	1,029,528
Connect Finco SARL/Connect US Finco LLC
6.750% 10/01/26 (b)	4,032,000	4,007,848
Frontier Communications Holdings LLC
6.000% 1/15/30 (b)	2,191,000	1,869,238
6.750% 5/01/29 (b)	902,000	806,571
8.625% 3/15/31 (b)	3,081,000	3,141,394
GoTo Group, Inc., (Acquired 8/22/22, Cost $620,905),
5.500% 9/01/27 (b) (d)	760,000	367,606
Hughes Satellite Systems Corp.
6.625% 8/01/26 (c)	2,280,000	1,797,415
Intelsat Jackson Holdings SA
6.500% 3/15/30 (b)	1,079,000	1,027,859
Level 3 Financing, Inc.
4.250% 7/01/28 (b)	557,000	275,715

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Capital Corp.
8.750% 3/15/32	$3,296,000	$4,068,131
Viasat, Inc.
6.500% 7/15/28 (b)	1,267,000	1,040,524
		21,045,599
Transportation — 1.1%
Carriage Purchaser, Inc.
7.875% 10/15/29 (b)	1,473,000	1,205,966
Seaspan Corp.
5.500% 8/01/29 (b)	3,997,000	3,343,808
		4,549,774

TOTAL CORPORATE DEBT (Cost $370,046,880)		357,473,456

TOTAL BONDS & NOTES (Cost $400,843,575)		387,886,855

TOTAL LONG-TERM INVESTMENTS (Cost $400,843,575)		387,886,855

SHORT-TERM INVESTMENTS — 12.5%
Commercial Paper — 6.7%
3M Co.
6.031% 3/27/24 (b)	4,000,000	3,944,322
Bayer Corp.
6.361% 8/15/24 (b)	4,000,000	3,844,767
CRH America Finance, Inc.
6.091% 6/17/24 (b)	5,000,000	4,868,119
DTE Energy Co.
5.652% 1/23/24 (b)	4,000,000	3,984,548
ERAC USA Finance LLC
5.838% 2/22/24 (b)	3,000,000	2,973,381
Tampa Electric Co.
5.757% 1/16/24 (b)	5,000,000	4,986,651
VW Credit, Inc.
5.942% 4/15/24 (b)	3,000,000	2,949,206
		27,550,994

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	20,172,590	20,172,590

	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (g)	$3,661,614	3,661,614

TOTAL SHORT-TERM INVESTMENTS (Cost $51,384,502)		51,385,198

MassMutual High Yield Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 106.2% (Cost $452,228,077) (h)	$439,272,053

Other Assets/(Liabilities) — (6.2)%	(25,561,986)

NET ASSETS — 100.0%	$413,710,067

Abbreviation Legend

CMT	Constant Maturity Treasury Index
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2023 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $328,342,503 or 79.37% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $21,487,852 or 5.19% of net assets. The Fund received $1,769,693 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Restricted security. Certain securities are restricted to resale. At December 31, 2023, these securities amounted to a value of $2,130,594 or 0.51% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Security is perpetual and has no stated maturity date.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $3,662,265. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $3,734,899.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Balanced Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 64.7%

COMMON STOCK — 64.7%
Basic Materials — 0.9%
Chemicals — 0.7%
Air Products & Chemicals, Inc.	219	$59,962
Albemarle Corp.	42	6,068
Dow, Inc.	1,770	97,067
DuPont de Nemours, Inc.	1,234	94,932
Ecolab, Inc.	534	105,919
International Flavors & Fragrances, Inc.	160	12,955
LyondellBasell Industries NV Class A	989	94,034
PPG Industries, Inc.	472	70,588
Sherwin-Williams Co.	496	154,702
		696,227
Iron & Steel — 0.2%
Nucor Corp.	1,253	218,072
Mining — 0.0%
Newmont Corp.	945	39,114
		953,413
Communications — 3.8%
Advertising — 0.0%
Omnicom Group, Inc.	330	28,548
Internet — 1.3%
Booking Holdings, Inc. (a)	259	918,730
CDW Corp.	255	57,967
DoorDash, Inc., Class A (a)	154	15,229
eBay, Inc.	2,354	102,681
Palo Alto Networks, Inc. (a)	558	164,543
VeriSign, Inc. (a)	384	79,089
		1,338,239
Media — 0.4%
Fox Corp. Class A	6,684	198,314
Walt Disney Co.	2,215	199,993
		398,307
Telecommunications — 2.1%
Arista Networks, Inc. (a)	356	83,842
Cisco Systems, Inc.	19,410	980,593
Corning, Inc.	909	27,679
Motorola Solutions, Inc.	487	152,475

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Verizon Communications, Inc.	23,675	$892,547
		2,137,136
		3,902,230
Consumer, Cyclical — 6.8%
Apparel — 0.2%
NIKE, Inc. Class B	2,314	251,231
Auto Manufacturers — 0.6%
Cummins, Inc.	666	159,553
Ford Motor Co.	33,762	411,559
		571,112
Auto Parts & Equipment — 0.0%
Aptiv PLC (a)	513	46,026
Distribution & Wholesale — 0.2%
Copart, Inc. (a)	2,255	110,495
W.W. Grainger, Inc.	129	106,901
		217,396
Home Builders — 0.3%
DR Horton, Inc.	2,068	314,295
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	940	171,165
Las Vegas Sands Corp.	1,049	51,621
Marriott International, Inc. Class A	848	191,232
		414,018
Retail — 5.1%
AutoZone, Inc. (a)	150	387,841
Best Buy Co., Inc.	959	75,071
Chipotle Mexican Grill, Inc. (a)	108	246,992
Dollar General Corp.	250	33,988
Dollar Tree, Inc. (a)	504	71,593
Genuine Parts Co.	327	45,290
Home Depot, Inc.	3,728	1,291,938
Lowe's Cos., Inc.	3,471	772,471
Lululemon Athletica, Inc. (a)	543	277,630
O'Reilly Automotive, Inc. (a)	527	500,692
Ross Stores, Inc.	1,383	191,393
Target Corp.	950	135,299
TJX Cos., Inc.	8,994	843,727
Ulta Beauty, Inc. (a)	146	71,539
Walgreens Boots Alliance, Inc.	532	13,891
Yum! Brands, Inc.	1,973	257,792
		5,217,147
		7,031,225

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 14.5%
Beverages — 1.7%
Brown-Forman Corp. Class B	282	$16,102
Coca-Cola Co.	10,284	606,036
Constellation Brands, Inc. Class A	513	124,018
Keurig Dr Pepper, Inc.	1,653	55,078
Monster Beverage Corp. (a)	1,965	113,204
PepsiCo, Inc.	4,942	839,349
		1,753,787
Biotechnology — 1.5%
Amgen, Inc.	1,927	555,015
Biogen, Inc. (a)	137	35,451
BioMarin Pharmaceutical, Inc. (a)	82	7,906
BioNTech SE ADR (a)	462	48,759
Gilead Sciences, Inc.	3,257	263,850
Illumina, Inc. (a)	53	7,380
Incyte Corp. (a)	245	15,384
Moderna, Inc. (a)	61	6,066
Regeneron Pharmaceuticals, Inc. (a)	261	229,234
Vertex Pharmaceuticals, Inc. (a)	861	350,332
		1,519,377
Commercial Services — 1.1%
Automatic Data Processing, Inc.	912	212,469
Block, Inc. (a)	266	20,575
Cintas Corp.	225	135,599
CoStar Group, Inc. (a)	444	38,801
Global Payments, Inc.	810	102,870
Moody's Corp.	308	120,292
PayPal Holdings, Inc. (a)	1,501	92,176
S&P Global, Inc.	412	181,494
Verisk Analytics, Inc.	709	169,352
		1,073,628
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	6,668	531,506
Estee Lauder Cos., Inc. Class A	156	22,815
Procter & Gamble Co.	8,132	1,191,664
		1,745,985
Food — 1.1%
Campbell Soup Co.	921	39,815
General Mills, Inc.	4,932	321,270
Hershey Co.	560	104,406
Kellanova	1,444	80,734
Kroger Co.	3,650	166,842
McCormick & Co., Inc.	345	23,605
Mondelez International, Inc. Class A	4,902	355,052
Sysco Corp.	813	59,455
		1,151,179
Health Care – Products — 1.3%
Abbott Laboratories	2,588	284,861

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Agilent Technologies, Inc.	329	$45,741
Align Technology, Inc. (a)	65	17,810
Baxter International, Inc.	501	19,369
Boston Scientific Corp. (a)	2,905	167,938
Danaher Corp.	711	164,483
Edwards Lifesciences Corp. (a)	387	29,509
IDEXX Laboratories, Inc. (a)	71	39,408
Intuitive Surgical, Inc. (a)	291	98,172
Medtronic PLC	2,059	169,620
ResMed, Inc.	81	13,934
STERIS PLC	112	24,623
Thermo Fisher Scientific, Inc.	424	225,055
Waters Corp. (a)	38	12,511
West Pharmaceutical Services, Inc.	80	28,169
Zimmer Biomet Holdings, Inc.	282	34,319
		1,375,522
Health Care – Services — 2.0%
Centene Corp. (a)	2,067	153,392
Elevance Health, Inc.	572	269,732
Humana, Inc.	397	181,750
IQVIA Holdings, Inc. (a)	166	38,409
Laboratory Corp. of America Holdings	216	49,095
Quest Diagnostics, Inc.	169	23,302
UnitedHealth Group, Inc.	2,625	1,381,984
		2,097,664
Household Products & Wares — 0.3%
Church & Dwight Co., Inc.	898	84,915
Clorox Co.	233	33,224
Kimberly-Clark Corp.	1,428	173,516
		291,655
Pharmaceuticals — 3.8%
Becton Dickinson & Co.	903	220,179
Bristol-Myers Squibb Co.	6,459	331,411
Cardinal Health, Inc.	928	93,542
Cencora, Inc.	547	112,343
Cigna Group	1,145	342,870
CVS Health Corp.	2,892	228,352
Dexcom, Inc. (a)	165	20,475
Eli Lilly & Co.	2,202	1,283,590
McKesson Corp.	556	257,417
Merck & Co., Inc.	7,037	767,174
Pfizer, Inc.	4,213	121,292
Zoetis, Inc.	593	117,041
		3,895,686
		14,904,483
Energy — 2.3%
Energy – Alternate Sources — 0.0%
Enphase Energy, Inc. (a)	80	10,571

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 0.9%
Marathon Petroleum Corp.	4,898	$726,667
Valero Energy Corp.	1,696	220,480
		947,147
Oil & Gas Services — 0.2%
Baker Hughes Co.	2,195	75,025
Halliburton Co.	2,047	73,999
Schlumberger NV	1,658	86,283
		235,307
Pipelines — 1.2%
Cheniere Energy, Inc.	3,114	531,591
Kinder Morgan, Inc.	15,138	267,034
ONEOK, Inc.	1,227	86,160
Williams Cos., Inc.	7,996	278,501
		1,163,286
		2,356,311
Financial — 8.0%
Banks — 0.6%
Bank of New York Mellon Corp.	4,418	229,957
Fifth Third Bancorp	1,855	63,979
Northern Trust Corp.	683	57,632
Regions Financial Corp.	2,496	48,372
State Street Corp.	1,293	100,156
Truist Financial Corp.	3,448	127,300
		627,396
Diversified Financial Services — 2.7%
American Express Co.	1,705	319,414
Ameriprise Financial, Inc.	266	101,035
BlackRock, Inc.	186	150,995
Charles Schwab Corp.	743	51,118
CME Group, Inc.	1,183	249,140
Discover Financial Services	1,885	211,874
Intercontinental Exchange, Inc.	1,430	183,655
Nasdaq, Inc.	1,235	71,803
T. Rowe Price Group, Inc.	564	60,737
Visa, Inc. Class A	5,254	1,367,879
		2,767,650
Insurance — 3.3%
Aflac, Inc.	1,977	163,103
Allstate Corp.	477	66,771
American International Group, Inc.	2,662	180,351
Aon PLC Class A	660	192,073
Arch Capital Group Ltd. (a)	3,627	269,377
Arthur J Gallagher & Co.	649	145,947
Chubb Ltd.	2,425	548,050
Hartford Financial Services Group, Inc.	1,545	124,187
Marsh & McLennan Cos., Inc.	2,935	556,095
MetLife, Inc.	3,661	242,102

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Principal Financial Group, Inc.	611	$48,067
Progressive Corp.	2,948	469,557
Prudential Financial, Inc.	785	81,412
Travelers Cos., Inc.	1,203	229,160
Willis Towers Watson PLC	286	68,983
		3,385,235
Private Equity — 0.1%
Blackstone, Inc.	1,008	131,967
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	669	62,277
Real Estate Investment Trusts (REITS) — 1.2%
Alexandria Real Estate Equities, Inc.	192	24,340
American Tower Corp.	560	120,893
AvalonBay Communities, Inc.	384	71,892
Crown Castle, Inc.	511	58,862
Digital Realty Trust, Inc.	494	66,483
Equinix, Inc.	201	161,883
Equity Residential	971	59,386
Extra Space Storage, Inc.	144	23,088
Prologis, Inc.	1,040	138,632
Public Storage	739	225,395
Realty Income Corp.	1,335	76,656
SBA Communications Corp.	92	23,339
Simon Property Group, Inc.	491	70,036
Ventas, Inc.	738	36,782
Weyerhaeuser Co.	2,070	71,974
		1,229,641
		8,204,166
Industrial — 4.8%
Building Materials — 0.5%
Carrier Global Corp.	2,370	136,157
Johnson Controls International PLC	1,094	63,058
Martin Marietta Materials, Inc.	130	64,858
Trane Technologies PLC	637	155,364
Vulcan Materials Co.	275	62,428
		481,865
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	694	114,434
Eaton Corp. PLC	897	216,015
		330,449
Electronics — 0.7%
Amphenol Corp. Class A	1,622	160,789
Garmin Ltd.	679	87,279
Honeywell International, Inc.	1,193	250,184
Keysight Technologies, Inc. (a)	314	49,954
Mettler-Toledo International, Inc. (a)	14	16,981

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TE Connectivity Ltd.	1,369	$192,345
		757,532
Environmental Controls — 0.7%
Republic Services, Inc.	1,912	315,308
Waste Connections, Inc.	1,150	171,660
Waste Management, Inc.	1,591	284,948
		771,916
Machinery – Diversified — 0.5%
Deere & Co.	711	284,307
Otis Worldwide Corp.	1,146	102,533
Rockwell Automation, Inc.	293	90,971
		477,811
Miscellaneous - Manufacturing — 0.3%
Illinois Tool Works, Inc.	1,313	343,927
Packaging & Containers — 0.1%
Amcor PLC	3,871	37,316
Ball Corp.	407	23,411
		60,727
Transportation — 1.7%
CSX Corp.	10,771	373,431
Expeditors International of Washington, Inc.	1,526	194,107
FedEx Corp.	1,056	267,136
Norfolk Southern Corp.	452	106,844
Union Pacific Corp.	2,110	518,258
United Parcel Service, Inc. Class B	1,737	273,109
		1,732,885
		4,957,112
Technology — 21.6%
Computers — 6.7%
Accenture PLC Class A	2,205	773,757
Apple, Inc.	26,297	5,062,961
Cognizant Technology Solutions Corp. Class A	1,869	141,166
Fortinet, Inc. (a)	1,214	71,055
Hewlett Packard Enterprise Co.	5,241	88,992
HP, Inc.	1,819	54,734
International Business Machines Corp.	3,623	592,542
NetApp, Inc.	839	73,966
		6,859,173
Office & Business Equipment — 0.0%
Zebra Technologies Corp. Class A (a)	20	5,466
Semiconductors — 5.9%
Advanced Micro Devices, Inc. (a)	1,225	180,577
Applied Materials, Inc.	3,043	493,179
Broadcom, Inc.	1,331	1,485,729
Intel Corp.	8,285	416,321

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
KLA Corp.	468	$272,048
Lam Research Corp.	406	318,003
Marvell Technology, Inc.	657	39,624
Micron Technology, Inc.	784	66,907
NVIDIA Corp.	5,119	2,535,031
ON Semiconductor Corp. (a)	503	42,016
Texas Instruments, Inc.	1,506	256,713
		6,106,148
Software — 9.0%
Adobe, Inc. (a)	1,754	1,046,436
ANSYS, Inc. (a)	163	59,149
Autodesk, Inc. (a)	368	89,601
Cadence Design Systems, Inc. (a)	964	262,565
Electronic Arts, Inc.	1,741	238,186
Fidelity National Information Services, Inc.	672	40,367
Fiserv, Inc. (a)	2,140	284,278
HubSpot, Inc. (a)	45	26,124
Intuit, Inc.	717	448,146
Microsoft Corp.	12,390	4,659,136
MSCI, Inc.	111	62,787
Oracle Corp.	3,958	417,292
Paychex, Inc.	902	107,437
Salesforce, Inc. (a)	2,490	655,219
ServiceNow, Inc. (a)	424	299,552
Snowflake, Inc. Class A (a)	148	29,452
Splunk, Inc. (a)	245	37,326
Synopsys, Inc. (a)	470	242,008
Veeva Systems, Inc. Class A (a)	118	22,717
Workday, Inc. Class A (a)	611	168,673
Zoom Video Communications, Inc. Class A (a)	298	21,429
		9,217,880
		22,188,667
Utilities — 2.0%
Electric — 2.0%
Ameren Corp.	799	57,800
American Electric Power Co., Inc.	840	68,225
Avangrid, Inc.	49	1,588
CMS Energy Corp.	780	45,295
Consolidated Edison, Inc.	1,262	114,804
Dominion Energy, Inc.	1,722	80,934
DTE Energy Co.	721	79,497
Duke Energy Corp.	2,726	264,531
Edison International	1,383	98,871
Entergy Corp.	702	71,035
Eversource Energy	489	30,181
Exelon Corp.	2,760	99,084
FirstEnergy Corp.	661	24,232
NextEra Energy, Inc.	2,263	137,455
Public Service Enterprise Group, Inc.	7,910	483,696
Sempra	1,298	97,000
WEC Energy Group, Inc.	1,189	100,078

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	2,084	$129,020
		1,983,326
Water — 0.0%
American Water Works Co., Inc.	132	17,423
		2,000,749

TOTAL COMMON STOCK (Cost $57,728,797)		66,498,356

TOTAL EQUITIES (Cost $57,728,797)		66,498,356

	Principal Amount
BONDS & NOTES — 36.5%
CORPORATE DEBT — 12.2%
Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.700% 9/15/51	$49,000	33,052
Bunge Ltd. Finance Corp.
1.630% 8/17/25	13,000	12,290
3.250% 8/15/26	47,000	45,106
Cargill, Inc.
3.125% 5/25/51 (b)	74,000	54,152
		144,600
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2021-1A, Class EETC,
2.875% 1/11/36	65,300	55,354
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	55,329	54,488
		109,842
Apparel — 0.1%
Tapestry, Inc.
7.350% 11/27/28	63,000	66,087
7.700% 11/27/30	50,000	52,635
		118,722
Auto Manufacturers — 0.2%
General Motors Financial Co., Inc.
5.800% 6/23/28	72,000	73,985
PACCAR Financial Corp.
4.600% 1/10/28	91,000	91,780
		165,765
Banks — 3.2%
Australia & New Zealand Banking Group Ltd. 5 yr. CMT + 1.700%
2.570% VRN 11/25/35 (b)	225,000	181,460
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	162,000	128,315
4.183% 11/25/27	41,000	39,845

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD Term SOFR + 2.076% 4.244% VRN 4/24/38	$23,000	$20,761
3 mo. USD Term SOFR + 1.572% 4.271% VRN 7/23/29	18,000	17,379
4.750% 4/21/45	63,000	57,504
Secured Overnight Financing Rate + 1.910% 5.288% VRN 4/25/34	69,000	69,159
5 yr. CMT + 3.231% 6.125% VRN 12/31/99 (c)	162,000	162,389
7.750% 5/14/38	20,000	24,324
Bank of New York Mellon Corp. 5 yr. CMT + 2.630%
3.750% VRN (c)	156,000	134,836
Bank of Nova Scotia
4.500% 12/16/25	36,000	35,407
Citigroup, Inc.
Secured Overnight Financing Rate + 0.528% 1.281% VRN 11/03/25	55,000	52,917
4.450% 9/29/27	27,000	26,379
Secured Overnight Financing Rate + 2.086% 4.910% VRN 5/24/33	71,000	69,514
5.500% 9/13/25	54,000	54,246
5.875% 1/30/42	18,000	19,093
6.000% 10/31/33	16,000	16,879
6.625% 6/15/32	14,000	15,236
8.125% 7/15/39	14,000	18,026
Cooperatieve Rabobank UA 1 yr. CMT + 0.550%
1.106% VRN 2/24/27 (b)	250,000	228,913
Fifth Third Bancorp Secured Overnight Financing Rate + 2.340%
6.339% VRN 7/27/29	14,000	14,577
Goldman Sachs Group, Inc.
Secured Overnight Financing Rate + 0.798% 1.431% VRN 3/09/27	227,000	209,314
Secured Overnight Financing Rate + 1.090% 1.992% VRN 1/27/32	135,000	109,078
4.250% 10/21/25	32,000	31,409
5.950% 1/15/27	72,000	74,045
6.750% 10/01/37	32,000	35,224
Huntington Bancshares, Inc. Secured Overnight Financing Rate + 2.020%
6.208% VRN 8/21/29	50,000	51,557
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 1.422% 3.702% VRN 5/06/30	160,000	150,574
Secured Overnight Financing Rate + 1.845% 5.350% VRN 6/01/34	53,000	53,754
5.600% 7/15/41	41,000	43,579
Mizuho Financial Group, Inc.
2.564% 9/13/31	200,000	162,683
Morgan Stanley
Secured Overnight Financing Rate + 1.360% 2.484% VRN 9/16/36	100,000	79,259
Secured Overnight Financing Rate + 1.485% 3.217% VRN 4/22/42	44,000	33,844
3 mo. USD Term SOFR + 1.890% 4.431% VRN 1/23/30	79,000	76,944
Secured Overnight Financing Rate + 1.870% 5.250% VRN 4/21/34	73,000	72,993
National Australia Bank Ltd.
6.429% 1/12/33 (b)	80,000	84,713
PNC Financial Services Group, Inc.
Secured Overnight Financing Rate + 1.933% 5.068% VRN 1/24/34	54,000	52,837
Secured Overnight Financing Rate + 1.841% 5.582% VRN 6/12/29	85,000	86,813
Secured Overnight Financing Rate + 2.284% 6.875% VRN 10/20/34	35,000	38,855
State Street Corp. Secured Overnight Financing Rate + 1.890%
5.159% VRN 5/18/34	74,000	74,542
Truist Financial Corp. Secured Overnight Financing Rate + 2.361%
5.867% VRN 6/08/34	43,000	43,864
US Bancorp
Secured Overnight Financing Rate + 1.600% 4.839% VRN 2/01/34	79,000	75,670
Secured Overnight Financing Rate + 2.020% 5.775% VRN 6/12/29	66,000	67,805
Wells Fargo & Co.
Secured Overnight Financing Rate + 2.020% 5.389% VRN 4/24/34	67,000	67,291
Secured Overnight Financing Rate + 1.990% 5.557% VRN 7/25/34	54,000	54,978

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. CMT + 3.606% 7.625% VRN (c)	$30,000	$31,479
		3,250,263
Biotechnology — 0.6%
Amgen, Inc.
2.200% 2/21/27	347,000	322,651
5.250% 3/02/33	54,000	55,363
5.650% 3/02/53	77,000	81,011
CSL Finance PLC
4.250% 4/27/32 (b)	65,000	63,404
4.750% 4/27/52 (b)	27,000	25,706
Gilead Sciences, Inc.
5.550% 10/15/53	32,000	34,672
		582,807
Building Materials — 0.0%
Carrier Global Corp.
6.200% 3/15/54 (b)	19,000	21,963
Commercial Services — 0.3%
Element Fleet Management Corp.
1.600% 4/06/24 (b)	21,000	20,732
Moody's Corp.
4.250% 2/01/29	209,000	206,869
PayPal Holdings, Inc.
3.250% 6/01/50	27,000	20,241
Triton Container International Ltd.
3.150% 6/15/31 (b)	100,000	79,552
		327,394
Computers — 0.2%
Apple, Inc.
2.650% 5/11/50	27,000	18,585
3.000% 6/20/27	177,000	170,144
		188,729
Diversified Financial Services — 0.7%
Air Lease Corp.
2.200% 1/15/27	64,000	58,604
American Express Co. Secured Overnight Financing Rate + 1.280%
5.282% VRN 7/27/29	186,000	189,861
Brookfield Finance, Inc.
3.900% 1/25/28	99,000	95,347
Charles Schwab Corp.
10 yr. CMT + 3.079% 4.000% VRN (c)	93,000	73,452
5.875% 8/24/26	115,000	117,949
LSEGA Financing PLC
1.375% 4/06/26 (b)	218,000	201,032
		736,245
Electric — 0.1%
Nevada Power Co.
6.650% 4/01/36	20,000	22,008

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Xcel Energy, Inc.
6.500% 7/01/36	$99,000	$110,612
		132,620
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.141% 3/15/52	49,000	42,059
5.391% 3/15/62	37,000	31,687
		73,746
Environmental Controls — 0.0%
Republic Services, Inc.
5.000% 4/01/34	28,000	28,672
Food — 0.3%
Conagra Brands, Inc.
4.850% 11/01/28	170,000	169,716
General Mills, Inc.
3.000% 2/01/51	112,000	77,833
Ingredion, Inc.
3.200% 10/01/26	25,000	23,928
Mars, Inc.
3.950% 4/01/49 (b)	67,000	56,103
		327,580
Health Care – Services — 0.8%
HCA, Inc.
5.000% 3/15/24	328,000	327,402
Humana, Inc.
5.950% 3/15/34	123,000	131,647
Kaiser Foundation Hospitals
2.810% 6/01/41	110,000	82,401
3.002% 6/01/51	80,000	56,978
Mayo Clinic
3.196% 11/15/61	106,000	72,739
Providence St Joseph Health Obligated Group
2.700% 10/01/51	93,000	56,330
Quest Diagnostics, Inc.
6.400% 11/30/33	47,000	52,127
UnitedHealth Group, Inc.
3.125% 5/15/60	36,000	25,580
5.050% 4/15/53	20,000	20,203
5.875% 2/15/53	25,000	28,315
		853,722
Insurance — 0.8%
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	104,000	102,360
Arch Capital Finance LLC
5.031% 12/15/46	27,000	25,011
Arch Capital Group Ltd.
3.635% 6/30/50	49,000	37,394
Arthur J Gallagher & Co.
6.750% 2/15/54	20,000	23,336
Athene Holding Ltd.
3.950% 5/25/51	16,000	12,011

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Brighthouse Financial, Inc.
3.850% 12/22/51	$68,000	$44,734
GA Global Funding Trust
1.625% 1/15/26 (b)	37,000	34,051
Jackson Financial, Inc.
5.170% 6/08/27	78,000	77,851
Marsh & McLennan Cos., Inc.
5.450% 3/15/53	16,000	16,726
5.700% 9/15/53	42,000	45,641
New York Life Global Funding
4.550% 1/28/33 (b)	47,000	46,323
New York Life Insurance Co.
3.750% 5/15/50 (b)	23,000	18,392
Pacific Life Global Funding II
5.500% 8/28/26 (b)	64,000	65,175
Prudential Financial, Inc.
5 yr. CMT + 3.035% 3.700% VRN 10/01/50	18,000	15,605
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	99,000	95,041
Reinsurance Group of America, Inc.
3.150% 6/15/30	49,000	43,978
3.900% 5/15/29	54,000	51,366
USF&G Capital I
8.500% 12/15/45 (b)	35,000	40,351
		795,346
Internet — 0.0%
Alphabet, Inc.
2.250% 8/15/60	32,000	19,797
Investment Companies — 0.2%
Blackstone Secured Lending Fund
2.750% 9/16/26	158,000	144,556
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 6/01/41	119,000	84,110
3.850% 4/01/61	80,000	49,865
6.484% 10/23/45	32,000	31,444
Comcast Corp.
2.937% 11/01/56	43,000	28,282
3.400% 7/15/46	41,000	31,759
3.969% 11/01/47	23,000	19,301
Discovery Communications LLC
3.950% 3/20/28	56,000	53,265
Time Warner Cable LLC
6.750% 6/15/39	27,000	26,779
Walt Disney Co.
3.600% 1/13/51	58,000	46,619
		371,424
Oil & Gas — 0.1%
BP Capital Markets America, Inc.
3.379% 2/08/61	95,000	68,780
BP Capital Markets PLC 5 yr. CMT + 4.036%
4.375% VRN (c)	58,000	56,580
		125,360

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.3%
Berry Global, Inc.
1.570% 1/15/26	$48,000	$44,592
Sealed Air Corp.
1.573% 10/15/26 (b)	44,000	39,619
Silgan Holdings, Inc.
1.400% 4/01/26 (b)	49,000	44,738
WRKCo, Inc.
3.000% 6/15/33	27,000	23,263
4.650% 3/15/26	192,000	190,676
		342,888
Pharmaceuticals — 0.4%
AbbVie, Inc.
4.700% 5/14/45	67,000	63,756
Bristol-Myers Squibb Co.
4.350% 11/15/47	27,000	23,809
6.250% 11/15/53	28,000	32,046
Cigna Group
4.800% 7/15/46	27,000	25,125
CVS Health Corp.
5.875% 6/01/53	17,000	17,881
6.125% 9/15/39	8,000	8,496
Eli Lilly & Co.
4.950% 2/27/63	33,000	34,182
Merck & Co., Inc.
5.000% 5/17/53	81,000	83,285
Pfizer Investment Enterprises Pte. Ltd.
4.450% 5/19/28	93,000	92,952
4.750% 5/19/33	61,000	61,137
		442,669
Pipelines — 0.9%
Enterprise Products Operating LLC
3 mo. USD Term SOFR + 3.295% 5.250% VRN 8/16/77	41,000	39,196
3 mo. USD Term SOFR + 2.832% 5.375% VRN 2/15/78	27,000	24,199
Kinder Morgan, Inc.
3.250% 8/01/50	50,000	33,415
MPLX LP
1.750% 3/01/26	365,000	341,433
4.500% 4/15/38	27,000	24,026
5.650% 3/01/53	7,000	6,913
ONEOK, Inc.
6.350% 1/15/31	200,000	213,599
6.625% 9/01/53	46,000	51,480
Sabine Pass Liquefaction LLC
4.500% 5/15/30	100,000	97,727
Williams Cos., Inc.
3.500% 10/15/51	45,000	32,846
5.300% 8/15/52	40,000	38,723
		903,557
Real Estate — 0.1%
CBRE Services, Inc.
2.500% 4/01/31	121,000	102,387

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.9%
Alexandria Real Estate Equities, Inc.
2.950% 3/15/34	$78,000	$65,040
5.150% 4/15/53	20,000	19,291
American Tower Corp.
1.600% 4/15/26	96,000	88,737
Brixmor Operating Partnership LP
2.250% 4/01/28	24,000	21,312
Crown Castle, Inc.
2.500% 7/15/31	88,000	73,368
3.700% 6/15/26	243,000	234,491
5.200% 2/15/49	11,000	10,364
Extra Space Storage LP
2.350% 3/15/32	65,000	52,983
Host Hotels & Resorts LP
3.500% 9/15/30	84,000	74,938
Kimco Realty OP LLC
2.250% 12/01/31	58,000	47,355
Kite Realty Group LP
4.000% 10/01/26	110,000	103,940
NNN REIT, Inc.
5.600% 10/15/33	40,000	41,292
Prologis LP
4.875% 6/15/28	75,000	75,955
Public Storage Operating Co.
5.350% 8/01/53	14,000	14,617
Realty Income Corp.
4.850% 3/15/30	30,000	30,132
		953,815
Retail — 0.3%
Home Depot, Inc.
2.375% 3/15/51	48,000	30,308
McDonald's Corp.
3.300% 7/01/25	100,000	97,682
5.450% 8/14/53	51,000	54,258
Starbucks Corp.
4.450% 8/15/49	86,000	78,067
Walmart, Inc.
4.500% 4/15/53	67,000	65,101
		325,416
Semiconductors — 0.2%
Micron Technology, Inc.
4.185% 2/15/27	200,000	196,165
Skyworks Solutions, Inc.
1.800% 6/01/26	36,000	33,358
		229,523
Software — 0.4%
Electronic Arts, Inc.
2.950% 2/15/51	42,000	29,698
Intuit, Inc.
5.500% 9/15/53	48,000	52,493
Microsoft Corp.
2.921% 3/17/52	80,000	59,043

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oracle Corp.
3.600% 4/01/40	$197,000	$157,089
5.550% 2/06/53	15,000	15,004
6.900% 11/09/52	53,000	62,204
		375,531
Telecommunications — 0.3%
T-Mobile USA, Inc.
5.050% 7/15/33	80,000	80,622
6.000% 6/15/54	16,000	17,546
Verizon Communications, Inc.
3.700% 3/22/61	47,000	35,906
3.875% 2/08/29	180,000	174,507
		308,581
Transportation — 0.0%
CSX Corp.
4.750% 11/15/48	18,000	17,121

TOTAL CORPORATE DEBT (Cost $13,866,705)		12,520,641

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
Automobile Asset-Backed Securities — 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A
1.660% 2/20/28 (b)	150,000	134,691
Enterprise Fleet Financing LLC, Series 2021-3, Class A3
1.220% 8/20/27 (b)	234,000	221,635
Fifth Third Auto Trust, Series 2023-1, Class A3
5.530% 8/15/28	131,000	132,503
Hyundai Auto Receivables Trust, Series 2021-C, Class A4
1.030% 12/15/27	140,000	131,066
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A4
1.020% 3/15/27	70,000	65,254
		685,149
Commercial Mortgage-Backed Securities — 1.1%
Bank
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	29,000	24,942
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	28,908
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	24,330	21,460
BBCMS Mortgage Trust, Series 2020-C7, Class AS
2.444% 4/15/53	57,000	44,465
Benchmark Mortgage Trust, Series 2019-B9, Class AAB
3.933% 3/15/52	273,208	264,438
BX Commercial Mortgage Trust
Series 2021-VOLT , Class C, 1 mo. USD Term SOFR + 0.814% 6.176% FRN 9/15/36 (b)	115,000	112,052
Series 2021-VOLT , Class C, 1 mo. USD Term SOFR + 1.214% 6.576% FRN 9/15/36 (b)	100,000	96,374
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C,
4.139% VRN 10/12/50 (d)	70,000	60,371
COMM Mortgage Trust, Series 2014-LC17, Class C,
4.538% VRN 10/10/47 (d)	100,000	92,978
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.911% 2/13/53	140,000	123,675

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Life Mortgage Trust
Series 2021-BMR , Class A, 1 mo. USD Term SOFR + 0.814% 6.177% FRN 3/15/38 (b)	$98,297	$96,146
Series 2021-BMR , Class B, 1 mo. USD Term SOFR + 0.994% 6.357% FRN 3/15/38 (b)	98,297	95,839
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (d)	20,000	17,573
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	30,000	28,162
Series 2018-C45, Class B, 4.556% 6/16/51	10,000	9,043
		1,116,426
Other Asset-Backed Securities — 0.5%
AMSR Trust, Series 2021-SFR3, Class B
1.726% 10/17/38 (b)	130,000	116,954
Dllmt LLC, Series 2021-1A, Class A4
1.240% 6/20/29 (b)	150,000	142,009
MVW LLC, Series 2021-2A, Class A
1.430% 5/20/39 (b)	149,103	136,835
Progress Residential Trust, Series 2021-SFR10, Class A
2.393% 12/17/40 (b)	98,740	86,390
		482,188
Whole Loan Collateral Collateralized Mortgage Obligations — 1.9%
Angel Oak Mortgage Trust
Series 2021-8, Class A1, 1.820% VRN 11/25/66 (b) (d)	209,970	177,299
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	226,926	202,520
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A2, 2.500% VRN 11/25/51 (b) (d)	125,520	103,024
Series 2021-5, Class A1, 3.000% VRN 11/25/51 (b) (d)	102,940	87,836
Ellington Financial Mortgage Trust, Series 2022-3, Class A1,
5.000% STEP 8/25/67 (b)	201,274	201,064
Flagstar Mortgage Trust, Series 2021-11IN, Class A6,
2.500% VRN 11/25/51 (b) (d)	213,137	183,991
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1,
1.595% VRN 11/25/56 (b) (d)	134,240	110,857
JP Morgan Mortgage Trust
Series 2021-LTV2, Class A1, 2.520% VRN 5/25/52 (b) (d)	224,693	182,496
Series 2022-8, Class A4A, 4.000% VRN 1/25/53 (b) (d)	143,010	132,514
OBX Trust, Series 2022-NQM1, Class A1,
2.305% VRN 11/25/61 (b) (d)	209,607	180,234
Starwood Mortgage Residential Trust
Series 2021-6, Class A1, 1.920% VRN 11/25/66 (b) (d)	232,807	195,325
Series 2022-1, Class A1, 2.447% VRN 12/25/66 (b) (d)	254,333	219,206
		1,976,366

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,772,115)		4,260,129

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 9.3%
Pass-Through Securities — 9.3%
Federal Home Loan Mortgage Corp.
Pool #RA6233 2.000% 11/01/51	489,443	400,287
Pool #SD8212 2.500% 5/01/52	730,516	622,273
Pool #SD8174 3.000% 10/01/51	392,686	348,948

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #RA7484 4.000% 6/01/52	$436,906	$413,699
Pool #SD1351 4.500% 7/01/52	377,923	367,103
Pool #SD1628 5.000% 9/01/52	391,186	388,143
Federal National Mortgage Association
Pool #CB1782 2.000% 10/01/51	722,602	592,103
Pool #CB1787 2.000% 10/01/51	472,061	386,809
Pool #MA4562 2.000% 3/01/52	456,346	373,219
Pool #MA4361 2.500% 6/01/36	271,860	250,801
Pool #CB2074 2.500% 11/01/51	368,759	314,637
Pool #FS2635 2.500% 5/01/52	445,325	382,401
Pool #BO7245 3.000% 1/01/50	269,808	241,538
Pool #FS2600 3.000% 5/01/52	461,216	410,945
Pool #BU8819 3.500% 5/01/52	448,577	412,176
Pool #CB3859 4.000% 6/01/52	229,170	217,212
Pool #CB4404 5.000% 8/01/52	381,892	378,802
Uniform Mortgage-Backed Security, TBA
2.000% 1/01/39 (f)	1,500,000	1,344,281
3.000% 1/01/54 (f)	400,000	354,063
3.500% 1/01/54 (f)	500,000	458,984
4.500% 1/01/54 (f)	100,000	97,016
6.000% 1/01/54 (f)	750,000	761,953
		9,517,393

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $10,044,409)		9,517,393

U.S. TREASURY OBLIGATIONS — 10.9%
U.S. Treasury Bonds & Notes — 10.9%
U.S. Treasury Bonds
2.250% 8/15/49	839,900	587,693
4.125% 8/15/53	555,600	562,981
4.750% 11/15/43	1,298,200	1,394,968
U.S. Treasury Notes
2.750% 4/30/27	1,700,000	1,635,586
2.875% 4/30/29	1,050,000	999,177
3.500% 2/15/33	410,000	397,764
4.375% 12/15/26	912,400	921,524
4.375% 11/30/28	890,700	911,600
4.375% 11/30/30	1,018,400	1,047,679
4.500% 11/15/33	1,502,100	1,577,674
4.625% 9/30/30	400,000	417,097
4.875% 11/30/25	695,600	702,896
		11,156,639

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,259,204)		11,156,639

TOTAL BONDS & NOTES (Cost $39,942,433)		37,454,802

TOTAL LONG-TERM INVESTMENTS (Cost $97,671,230)		103,953,158

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%

Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (g)	$1,325,647	$1,325,647
U.S. Treasury Bill — 0.1%
U.S. Treasury Bills
4.852% 4/18/24 (h) (i)	97,000	95,502

TOTAL SHORT-TERM INVESTMENTS (Cost $1,421,291)		1,421,149

TOTAL INVESTMENTS — 102.6% (Cost $99,092,521) (j)		105,374,307

Other Assets/(Liabilities) — (2.6)%		(2,670,689)

NET ASSETS — 100.0%		$102,703,618

Abbreviation Legend

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $4,576,158 or 4.46% of net assets.
(c)	Security is perpetual and has no stated maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2023.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Maturity value of $1,325,883. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $1,352,253.
(h)	All or a portion of this security is pledged/held as collateral for open derivatives.
(i)	The rate shown represents yield-to-maturity.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	3/28/24	10	$2,039,254	$19,887
Short
U.S. Treasury Note 10 Year	3/19/24	9	$(984,356)	$(31,660)
U.S. Treasury Ultra 10 Year	3/19/24	11	(1,242,986)	(55,186)
U.S. Treasury Note 5 Year	3/28/24	7	(745,048)	(16,366)
				$(103,212)

MassMutual Disciplined Value Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 3.0%
Chemicals — 1.7%
Ecolab, Inc.	689	$136,663
LyondellBasell Industries NV Class A	1,254	119,231
Mosaic Co.	1,259	44,984
PPG Industries, Inc.	2,706	404,682
		705,560
Iron & Steel — 0.8%
Nucor Corp.	804	139,928
Steel Dynamics, Inc.	1,726	203,840
		343,768
Mining — 0.5%
Newmont Corp. (NEM US)	5,556	229,963
		1,279,291
Communications — 7.8%
Advertising — 0.9%
Omnicom Group, Inc.	4,338	375,281
Internet — 1.2%
DoorDash, Inc., Class A (a)	414	40,940
F5, Inc. (a)	847	151,596
GoDaddy, Inc. Class A (a)	2,630	279,201
Wayfair, Inc. Class A (a) (b)	854	52,692
		524,429
Media — 3.7%
Comcast Corp. Class A	17,855	782,942
Fox Corp. Class A	13,910	412,710
Walt Disney Co.	4,271	385,628
		1,581,280
Telecommunications — 2.0%
Cisco Systems, Inc.	16,341	825,547
		3,306,537
Consumer, Cyclical — 9.0%
Auto Manufacturers — 2.3%
Cummins, Inc.	176	42,164
Ford Motor Co.	4,926	60,048

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
General Motors Co.	5,211	$187,179
PACCAR, Inc.	5,406	527,896
Rivian Automotive, Inc. Class A (a) (b)	5,622	131,892
		949,179
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	1,165	41,765
Distribution & Wholesale — 0.2%
WESCO International, Inc.	586	101,894
Home Builders — 1.7%
DR Horton, Inc.	1,610	244,688
PulteGroup, Inc.	4,636	478,528
		723,216
Leisure Time — 0.1%
Polaris, Inc.	533	50,513
Retail — 4.6%
GameStop Corp. Class A (a) (b)	6,702	117,486
Genuine Parts Co.	1,721	238,359
Macy's, Inc.	2,955	59,455
McDonald's Corp.	1,926	571,078
MSC Industrial Direct Co., Inc. Class A	663	67,135
Walmart, Inc.	5,513	869,124
		1,922,637
		3,789,204
Consumer, Non-cyclical — 22.8%
Agriculture — 0.5%
Philip Morris International, Inc.	2,160	203,213
Beverages — 1.1%
PepsiCo, Inc.	2,791	474,023
Biotechnology — 2.2%
Amgen, Inc.	1,091	314,230
Bio-Rad Laboratories, Inc. Class A (a)	585	188,891
Exelixis, Inc. (a)	2,105	50,499
Incyte Corp. (a)	2,691	168,968
United Therapeutics Corp. (a)	841	184,927
		907,515
Commercial Services — 2.3%
Block, Inc. (a)	2,714	209,928
Global Payments, Inc.	1,798	228,346
United Rentals, Inc.	710	407,128
WEX, Inc. (a)	637	123,928
		969,330
Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	1,546	123,231
Kenvue, Inc.	10,224	220,123

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Procter & Gamble Co.	3,481	$510,106
		853,460
Food — 2.8%
Campbell Soup Co.	3,533	152,732
General Mills, Inc.	3,666	238,803
Hershey Co.	357	66,559
J. M. Smucker Co.	712	89,982
Kellanova	755	42,212
Lamb Weston Holdings, Inc.	2,063	222,990
Mondelez International, Inc. Class A	5,007	362,657
		1,175,935
Health Care – Products — 2.5%
Cooper Cos., Inc.	486	183,922
Globus Medical, Inc. Class A (a)	3,404	181,399
Hologic, Inc. (a)	811	57,946
Medtronic PLC	4,630	381,420
Stryker Corp.	844	252,744
		1,057,431
Health Care – Services — 1.7%
Elevance Health, Inc.	1,000	471,560
Quest Diagnostics, Inc.	292	40,261
UnitedHealth Group, Inc.	411	216,379
		728,200
Household Products & Wares — 0.5%
Kimberly-Clark Corp.	1,609	195,510
Pharmaceuticals — 7.2%
Bristol-Myers Squibb Co.	10,291	528,031
Cardinal Health, Inc.	514	51,811
Henry Schein, Inc. (a)	2,168	164,139
Jazz Pharmaceuticals PLC (a)	3,103	381,669
Johnson & Johnson	7,672	1,202,509
McKesson Corp.	110	50,928
Merck & Co., Inc.	3,524	384,187
Pfizer, Inc.	8,676	249,782
Premier, Inc. Class A	1,920	42,931
		3,055,987
		9,620,604
Energy — 7.2%
Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	255	43,931
Oil & Gas — 6.6%
Chevron Corp.	4,722	704,333
ConocoPhillips	2,839	329,523
Coterra Energy, Inc.	2,448	62,473
Devon Energy Corp.	2,880	130,464
Exxon Mobil Corp.	8,299	829,734
HF Sinclair Corp.	745	41,400

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Marathon Oil Corp.	7,334	$177,189
Marathon Petroleum Corp.	1,522	225,804
Ovintiv, Inc.	2,412	105,935
Valero Energy Corp.	1,385	180,050
		2,786,905
Pipelines — 0.5%
ONEOK, Inc.	3,003	210,871
		3,041,707
Financial — 28.4%
Banks — 9.0%
Bank of America Corp.	10,575	356,060
Bank of New York Mellon Corp.	10,106	526,017
Bank OZK	6,687	333,213
Citigroup, Inc.	5,129	263,836
East West Bancorp, Inc.	3,720	267,654
First Citizens BancShares, Inc. Class A	67	95,071
JP Morgan Chase & Co.	8,471	1,440,917
M&T Bank Corp.	586	80,329
State Street Corp.	4,345	336,564
Wells Fargo & Co.	2,392	117,734
		3,817,395
Diversified Financial Services — 3.8%
Affiliated Managers Group, Inc.	1,480	224,102
BlackRock, Inc.	364	295,495
Capital One Financial Corp.	946	124,040
Cboe Global Markets, Inc.	716	127,849
CME Group, Inc.	1,387	292,102
Coinbase Global, Inc. Class A (a)	632	109,917
Interactive Brokers Group, Inc. Class A	1,729	143,334
Synchrony Financial	5,060	193,241
Western Union Co.	8,704	103,752
		1,613,832
Insurance — 8.7%
Aflac, Inc.	6,115	504,488
Arch Capital Group Ltd. (a)	470	34,907
Arthur J Gallagher & Co.	2,023	454,932
Assurant, Inc.	461	77,674
Berkshire Hathaway, Inc. Class B (a)	4,929	1,757,977
Brown & Brown, Inc.	5,682	404,047
Everest Group Ltd.	138	48,794
MGIC Investment Corp.	2,806	54,128
Primerica, Inc.	1,616	332,508
		3,669,455
Real Estate Investment Trusts (REITS) — 6.9%
AGNC Investment Corp.	5,825	57,143
Agree Realty Corp.	5,709	359,382
Brixmor Property Group, Inc.	7,741	180,133
Healthcare Realty Trust, Inc.	7,588	130,741
Highwoods Properties, Inc.	9,612	220,692

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kimco Realty Corp.	9,551	$203,532
Mid-America Apartment Communities, Inc.	2,787	374,740
National Storage Affiliates Trust	3,637	150,826
Omega Healthcare Investors, Inc.	1,398	42,863
Realty Income Corp.	6,363	365,363
SBA Communications Corp.	1,677	425,438
Spirit Realty Capital, Inc.	975	42,598
STAG Industrial, Inc.	7,576	297,434
WP Carey, Inc.	908	58,847
		2,909,732
		12,010,414
Industrial — 13.0%
Aerospace & Defense — 1.1%
General Dynamics Corp.	421	109,321
RTX Corp.	2,823	237,528
TransDigm Group, Inc.	137	138,589
		485,438
Building Materials — 0.5%
Builders FirstSource, Inc. (a)	854	142,567
Trane Technologies PLC	261	63,658
		206,225
Electrical Components & Equipment — 1.6%
AMETEK, Inc.	1,175	193,746
Eaton Corp. PLC	992	238,893
Emerson Electric Co.	2,661	258,995
		691,634
Electronics — 2.3%
Honeywell International, Inc.	543	113,872
Hubbell, Inc.	1,286	423,004
nVent Electric PLC	7,477	441,816
		978,692
Engineering & Construction — 1.5%
EMCOR Group, Inc.	1,942	418,365
TopBuild Corp. (a)	538	201,352
		619,717
Hand & Machine Tools — 0.4%
Snap-on, Inc.	545	157,418
Machinery – Construction & Mining — 1.2%
Caterpillar, Inc.	1,197	353,917
Oshkosh Corp.	1,481	160,555
		514,472
Machinery – Diversified — 1.4%
Dover Corp.	1,512	232,561
Ingersoll Rand, Inc.	2,677	207,039

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Middleby Corp. (a)	1,087	$159,974
		599,574
Metal Fabricate & Hardware — 0.3%
Timken Co.	1,343	107,641
Miscellaneous - Manufacturing — 1.6%
3M Co.	5,266	575,679
A.O. Smith Corp.	998	82,275
		657,954
Packaging & Containers — 1.1%
AptarGroup, Inc.	309	38,199
Sonoco Products Co.	3,432	191,746
Westrock Co.	5,904	245,134
		475,079
		5,493,844
Technology — 6.7%
Computers — 1.5%
Amdocs Ltd.	2,385	209,618
Cognizant Technology Solutions Corp. Class A	873	65,938
DXC Technology Co. (a)	1,751	40,045
International Business Machines Corp.	1,897	310,254
		625,855
Semiconductors — 2.2%
Applied Materials, Inc.	2,817	456,551
Intel Corp.	9,126	458,582
		915,133
Software — 3.0%
AppLovin Corp. Class A (a)	1,012	40,328
HashiCorp, Inc. Class A (a)	1,915	45,271
Oracle Corp.	1,308	137,902
Roper Technologies, Inc.	970	528,815
Salesforce, Inc. (a)	1,204	316,821
Twilio, Inc. Class A (a)	639	48,481
Unity Software, Inc. (a) (b)	1,363	55,733
Zoom Video Communications, Inc. Class A (a)	1,551	111,532
		1,284,883
		2,825,871
Utilities — 2.0%
Electric — 1.6%
Hawaiian Electric Industries, Inc.	14,520	206,039
NRG Energy, Inc.	7,712	398,711
Vistra Corp.	2,191	84,397
		689,147

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 0.4%
National Fuel Gas Co.	3,395	$170,327
		859,474

TOTAL COMMON STOCK (Cost $38,638,657)		42,226,946

TOTAL EQUITIES (Cost $38,638,657)		42,226,946

TOTAL LONG-TERM INVESTMENTS (Cost $38,638,657)		42,226,946

SHORT-TERM INVESTMENTS — 0.2%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	98,667	98,667

TOTAL SHORT-TERM INVESTMENTS (Cost $98,667)		98,667

TOTAL INVESTMENTS — 100.1% (Cost $38,737,324) (d)		42,325,613

Other Assets/(Liabilities) — (0.1)%		(30,899)

NET ASSETS — 100.0%		$42,294,714

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $284,958 or 0.67% of net assets. The Fund received $193,451 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Main Street Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 1.8%
Chemicals — 1.8%
DuPont de Nemours, Inc.	7,048	$542,203
Valvoline, Inc. (a)	17,159	644,835
		1,187,038
Communications — 14.9%
Internet — 12.6%
Alphabet, Inc. Class A (a)	19,311	2,697,554
Amazon.com, Inc. (a)	17,398	2,643,452
Meta Platforms, Inc. Class A (a)	5,137	1,818,293
Netflix, Inc. (a)	1,455	708,410
Uber Technologies, Inc. (a)	9,309	573,155
		8,440,864
Telecommunications — 2.3%
T-Mobile US, Inc.	3,035	486,601
Verizon Communications, Inc.	27,898	1,051,755
		1,538,356
		9,979,220
Consumer, Cyclical — 5.0%
Auto Manufacturers — 0.6%
Tesla, Inc. (a)	1,580	392,598
Auto Parts & Equipment — 1.0%
Aptiv PLC (a)	1,934	173,518
Mobileye Global, Inc. Class A (a) (b)	11,911	515,985
		689,503
Retail — 3.4%
Lowe's Cos., Inc.	1,690	376,110
Starbucks Corp.	9,971	957,316
Walmart, Inc.	6,050	953,782
		2,287,208
		3,369,309

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 22.3%
Agriculture — 2.0%
Philip Morris International, Inc.	14,260	$1,341,581
Beverages — 3.8%
Constellation Brands, Inc. Class A	6,957	1,681,855
PepsiCo, Inc.	4,922	835,952
		2,517,807
Biotechnology — 1.9%
Biogen, Inc. (a)	1,313	339,765
Gilead Sciences, Inc.	11,948	967,907
		1,307,672
Commercial Services — 2.2%
Equifax, Inc.	4,532	1,120,718
Paylocity Holding Corp. (a)	1,956	322,447
		1,443,165
Cosmetics & Personal Care — 0.7%
Coty, Inc. Class A (a)	39,245	487,423
Health Care – Products — 3.0%
Boston Scientific Corp. (a)	11,465	662,792
Zimmer Biomet Holdings, Inc.	10,896	1,326,043
		1,988,835
Health Care – Services — 4.6%
HCA Healthcare, Inc.	2,789	754,926
Lonza Group AG Registered	821	345,409
Tenet Healthcare Corp. (a)	7,281	550,225
UnitedHealth Group, Inc.	2,681	1,411,466
		3,062,026
Pharmaceuticals — 4.1%
Becton Dickinson & Co.	2,300	560,809
Eli Lilly & Co.	1,694	987,467
Merck & Co., Inc.	11,220	1,223,204
		2,771,480
		14,919,989
Energy — 3.8%
Oil & Gas — 3.8%
Chevron Corp.	2,217	330,687
Exxon Mobil Corp.	18,100	1,809,638
Marathon Oil Corp.	16,361	395,282
		2,535,607

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 14.9%
Banks — 2.9%
JP Morgan Chase & Co.	8,674	$1,475,447
M&T Bank Corp.	1,121	153,667
Wells Fargo & Co.	6,322	311,169
		1,940,283
Diversified Financial Services — 5.7%
American Express Co.	7,945	1,488,416
Charles Schwab Corp.	19,223	1,322,542
Mastercard, Inc. Class A	2,394	1,021,065
		3,832,023
Insurance — 4.1%
American International Group, Inc.	16,497	1,117,672
Arthur J Gallagher & Co.	2,377	534,540
Equitable Holdings, Inc.	31,532	1,050,015
		2,702,227
Real Estate Investment Trusts (REITS) — 2.2%
Prologis, Inc.	10,826	1,443,106
		9,917,639
Industrial — 7.9%
Aerospace & Defense — 2.3%
Boeing Co. (a)	5,900	1,537,894
Building Materials — 0.5%
CRH PLC	4,888	338,054
Electrical Components & Equipment — 1.3%
Emerson Electric Co.	9,178	893,295
Electronics — 1.2%
Hubbell, Inc.	2,434	800,616
Machinery – Diversified — 0.7%
Otis Worldwide Corp.	4,787	428,293
Transportation — 1.9%
United Parcel Service, Inc. Class B	8,179	1,285,984
		5,284,136
Technology — 26.2%
Computers — 6.5%
Amdocs Ltd.	7,211	633,775
Apple, Inc.	19,294	3,714,674
		4,348,449
Semiconductors — 6.7%
Applied Materials, Inc.	7,245	1,174,197
ARM Holdings PLC ADR (a) (b)	4,737	355,962
NVIDIA Corp.	4,598	2,277,022

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Instruments, Inc.	3,985	$679,283
		4,486,464
Software — 13.0%
Autodesk, Inc. (a)	1,686	410,507
Fiserv, Inc. (a)	7,814	1,038,012
Microsoft Corp.	14,315	5,383,012
ServiceNow, Inc. (a)	1,681	1,187,610
Tyler Technologies, Inc. (a)	1,458	609,619
		8,628,760
		17,463,673
Utilities — 1.8%
Electric — 1.8%
Ameren Corp.	4,142	299,632
Dominion Energy, Inc.	10,934	513,898
FirstEnergy Corp.	10,793	395,672
		1,209,202

TOTAL COMMON STOCK (Cost $54,560,084)		65,865,813

TOTAL EQUITIES (Cost $54,560,084)		65,865,813

TOTAL LONG-TERM INVESTMENTS (Cost $54,560,084)		65,865,813

SHORT-TERM INVESTMENTS — 2.0%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	359,881	359,881

	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (d)	$941,957	941,957

TOTAL SHORT-TERM INVESTMENTS (Cost $1,301,838)		1,301,838

TOTAL INVESTMENTS — 100.6% (Cost $55,861,922) (e)		67,167,651

Other Assets/(Liabilities) — (0.6)%		(389,882)

NET ASSETS — 100.0%		$66,777,769

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $869,272 or 1.30% of net assets. The Fund received $527,856 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $942,125. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $960,840.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Disciplined Growth Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Communications — 22.6%
Internet — 21.9%
Airbnb, Inc. Class A (a)	9,358	$1,273,998
Alphabet, Inc. Class A (a)	55,931	7,813,001
Alphabet, Inc. Class C (a)	33,967	4,786,969
Amazon.com, Inc. (a)	69,656	10,583,533
Booking Holdings, Inc. (a)	639	2,266,674
DoorDash, Inc., Class A (a)	3,920	387,649
GoDaddy, Inc. Class A (a)	4,532	481,117
Meta Platforms, Inc. Class A (a)	20,461	7,242,376
Netflix, Inc. (a)	2,409	1,172,894
Palo Alto Networks, Inc. (a)	918	270,700
VeriSign, Inc. (a)	3,063	630,855
Wayfair, Inc. Class A (a) (b)	9,392	579,486
		37,489,252
Telecommunications — 0.7%
Arista Networks, Inc. (a)	5,525	1,301,193
		38,790,445
Consumer, Cyclical — 7.0%
Apparel — 0.5%
Deckers Outdoor Corp. (a)	1,335	892,354
Auto Manufacturers — 1.9%
Tesla, Inc. (a)	13,094	3,253,597
Distribution & Wholesale — 1.1%
Copart, Inc. (a)	31,011	1,519,539
W.W. Grainger, Inc.	400	331,476
		1,851,015
Entertainment — 0.2%
DraftKings, Inc. Class A (a)	6,942	244,705
Retail — 3.3%
AutoZone, Inc. (a)	236	610,204
Cava Group, Inc. (a)	4,806	206,562
Costco Wholesale Corp.	2,137	1,410,591
Home Depot, Inc.	3,291	1,140,496
Lululemon Athletica, Inc. (a)	2,544	1,300,722

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ulta Beauty, Inc. (a)	2,156	$1,056,418
		5,724,993
		11,966,664
Consumer, Non-cyclical — 17.8%
Beverages — 1.2%
Monster Beverage Corp. (a)	8,610	496,022
PepsiCo, Inc.	9,461	1,606,856
		2,102,878
Biotechnology — 3.5%
Apellis Pharmaceuticals, Inc. (a)	3,305	197,837
Exelixis, Inc. (a)	27,590	661,884
Incyte Corp. (a)	23,573	1,480,149
Maravai LifeSciences Holdings, Inc. Class A (a)	20,251	132,644
Regeneron Pharmaceuticals, Inc. (a)	1,396	1,226,093
Vertex Pharmaceuticals, Inc. (a)	5,719	2,327,004
		6,025,611
Commercial Services — 3.3%
Automatic Data Processing, Inc.	2,624	611,313
FleetCor Technologies, Inc. (a)	1,855	524,242
Grand Canyon Education, Inc. (a)	1,616	213,377
Paylocity Holding Corp. (a)	2,291	377,671
PayPal Holdings, Inc. (a)	20,610	1,265,660
Rollins, Inc.	8,063	352,111
S&P Global, Inc.	2,992	1,318,036
United Rentals, Inc.	1,713	982,269
		5,644,679
Cosmetics & Personal Care — 1.3%
Kenvue, Inc.	66,786	1,437,903
Procter & Gamble Co.	4,724	692,255
		2,130,158
Food — 0.5%
Hershey Co.	3,498	652,167
Lamb Weston Holdings, Inc.	1,646	177,916
		830,083
Health Care – Products — 1.4%
Globus Medical, Inc. Class A (a)	12,742	679,021
ResMed, Inc.	9,904	1,703,686
		2,382,707
Health Care – Services — 3.0%
Elevance Health, Inc.	2,077	979,430
Medpace Holdings, Inc. (a)	2,584	792,074
UnitedHealth Group, Inc.	6,471	3,406,787
		5,178,291

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 3.6%
AbbVie, Inc.	1,169	$181,160
Cencora, Inc.	9,260	1,901,819
Eli Lilly & Co.	3,317	1,933,545
Jazz Pharmaceuticals PLC (a)	13,871	1,706,133
Neurocrine Biosciences, Inc. (a)	3,901	513,996
		6,236,653
		30,531,060
Financial — 5.5%
Diversified Financial Services — 4.0%
Mastercard, Inc. Class A	5,139	2,191,835
Visa, Inc. Class A	17,835	4,643,342
		6,835,177
Insurance — 1.5%
Arthur J Gallagher & Co.	2,017	453,583
Brown & Brown, Inc.	22,430	1,594,997
Marsh & McLennan Cos., Inc.	2,555	484,096
		2,532,676
		9,367,853
Industrial — 5.0%
Aerospace & Defense — 0.2%
Lockheed Martin Corp.	362	164,073
TransDigm Group, Inc.	167	168,937
		333,010
Electronics — 0.7%
Hubbell, Inc.	3,836	1,261,775
Engineering & Construction — 1.7%
EMCOR Group, Inc.	6,024	1,297,750
TopBuild Corp. (a)	4,409	1,650,113
		2,947,863
Machinery – Construction & Mining — 1.4%
Caterpillar, Inc.	7,140	2,111,084
Vertiv Holdings Co. Class A	5,597	268,824
		2,379,908
Machinery – Diversified — 1.0%
Deere & Co.	3,672	1,468,323
Graco, Inc.	2,345	203,452
		1,671,775
		8,594,331

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 40.9%
Computers — 12.9%
Accenture PLC Class A	5,988	$2,101,249
Apple, Inc.	104,235	20,068,365
		22,169,614
Semiconductors — 9.9%
Advanced Micro Devices, Inc. (a)	1,904	280,669
Broadcom, Inc.	3,854	4,302,027
KLA Corp.	3,943	2,292,066
NVIDIA Corp.	20,325	10,065,346
		16,940,108
Software — 18.1%
Adobe, Inc. (a)	3,140	1,873,324
AppLovin Corp. Class A (a)	11,259	448,671
Cadence Design Systems, Inc. (a)	1,527	415,909
Doximity, Inc. Class A (a)	10,122	283,821
Dynatrace, Inc. (a)	7,852	429,426
Fiserv, Inc. (a)	3,538	469,988
HashiCorp, Inc. Class A (a)	18,417	435,378
Intuit, Inc.	1,611	1,006,923
Manhattan Associates, Inc. (a)	2,384	513,323
Microsoft Corp.	55,043	20,698,370
Paychex, Inc.	8,283	986,588
Procore Technologies, Inc. (a)	2,952	204,337
Salesforce, Inc. (a)	8,806	2,317,211
Smartsheet, Inc. Class A (a)	3,926	187,741
Synopsys, Inc. (a)	911	469,083
UiPath, Inc. Class A (a)	11,541	286,679
		31,026,772
		70,136,494

TOTAL COMMON STOCK (Cost $138,866,086)		169,386,847

TOTAL EQUITIES (Cost $138,866,086)		169,386,847

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
iShares Russell 1000 Growth ETF	1,746	529,335

TOTAL MUTUAL FUNDS (Cost $508,906)		529,335

TOTAL LONG-TERM INVESTMENTS (Cost $139,374,992)		169,916,182

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.1%

Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)	585,774	$585,774

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (d)	$1,312,867	1,312,867

TOTAL SHORT-TERM INVESTMENTS (Cost $1,898,641)		1,898,641

TOTAL INVESTMENTS — 100.2% (Cost $141,273,633) (e)		171,814,823

Other Assets/(Liabilities) — (0.2)%		(413,682)

NET ASSETS — 100.0%		$171,401,141

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $573,687 or 0.33% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,313,100. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $1,339,208.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 2.3%
Iron & Steel — 0.8%
Commercial Metals Co.	56,988	$2,851,680
Mining — 1.5%
Century Aluminum Co. (a)	217,339	2,638,496
Kaiser Aluminum Corp.	40,455	2,879,991
		5,518,487
		8,370,167
Communications — 2.0%
Internet — 1.0%
Ziff Davis, Inc. (a)	55,538	3,731,598
Telecommunications — 1.0%
DigitalBridge Group, Inc.	204,939	3,594,630
		7,326,228
Consumer, Cyclical — 12.0%
Apparel — 1.0%
Steven Madden Ltd. (b)	88,282	3,707,844
Auto Parts & Equipment — 3.8%
Allison Transmission Holdings, Inc.	86,444	5,026,719
Dorman Products, Inc. (a)	49,252	4,108,109
Visteon Corp. (a)	37,855	4,728,089
		13,862,917
Home Builders — 1.3%
KB Home	73,313	4,579,130
Home Furnishing — 0.8%
Tempur Sealy International, Inc.	55,475	2,827,561
Retail — 5.1%
AutoNation, Inc. (a)	45,634	6,853,314
BJ's Wholesale Club Holdings, Inc. (a)	53,534	3,568,577
Murphy USA, Inc.	5,629	2,007,076
Papa John's International, Inc.	28,012	2,135,355
Texas Roadhouse, Inc.	32,900	4,021,367
		18,585,689
		43,563,141

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 21.1%
Beverages — 1.1%
Coca-Cola Consolidated, Inc.	4,301	$3,993,048
Biotechnology — 5.4%
ADMA Biologics, Inc. (a)	582,599	2,633,348
Bridgebio Pharma, Inc. (a)	74,174	2,994,404
Cabaletta Bio, Inc. (a)	67,797	1,538,992
Guardant Health, Inc. (a)	101,112	2,735,080
Immunovant, Inc. (a)	34,580	1,456,855
Intra-Cellular Therapies, Inc. (a)	56,064	4,015,304
Structure Therapeutics, Inc. ADR (a)	19,530	796,043
Twist Bioscience Corp. (a)	92,176	3,397,607
		19,567,633
Commercial Services — 2.7%
ABM Industries, Inc.	53,443	2,395,850
Korn Ferry	77,967	4,627,341
Marqeta, Inc. Class A (a)	371,559	2,593,482
		9,616,673
Health Care – Products — 2.5%
10X Genomics, Inc. Class A (a)	39,348	2,201,914
AtriCure, Inc. (a)	81,906	2,923,225
BioLife Solutions, Inc. (a) (b)	98,798	1,605,467
TransMedics Group, Inc. (a)	31,490	2,485,506
		9,216,112
Health Care – Services — 5.1%
Acadia Healthcare Co., Inc. (a)	88,773	6,902,989
Addus HomeCare Corp. (a)	31,018	2,880,021
Encompass Health Corp.	50,525	3,371,028
Tenet Healthcare Corp. (a)	69,638	5,262,544
		18,416,582
Pharmaceuticals — 4.3%
Ascendis Pharma AS ADR (a)	27,662	3,484,029
BellRing Brands, Inc. (a)	141,574	7,847,447
Collegium Pharmaceutical, Inc. (a)	97,440	2,999,203
Revance Therapeutics, Inc. (a)	145,471	1,278,690
		15,609,369
		76,419,417
Energy — 5.3%
Oil & Gas — 3.4%
Chesapeake Energy Corp. (b)	42,053	3,235,558
CNX Resources Corp. (a)	233,059	4,661,180
Helmerich & Payne, Inc. (b)	123,764	4,482,732
		12,379,470

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.7%
Nov, Inc.	122,286	$2,479,960
Pipelines — 1.2%
Equitrans Midstream Corp.	436,404	4,442,592
		19,302,022
Financial — 17.6%
Banks — 4.8%
Bank of NT Butterfield & Son Ltd.	60,185	1,926,522
Cathay General Bancorp	89,159	3,973,817
Columbia Banking System, Inc.	139,504	3,721,967
Webster Financial Corp.	70,865	3,597,107
Wintrust Financial Corp.	46,819	4,342,462
		17,561,875
Diversified Financial Services — 3.7%
Federated Hermes, Inc.	125,023	4,233,279
PennyMac Financial Services, Inc.	49,439	4,368,924
Stifel Financial Corp.	68,623	4,745,281
		13,347,484
Insurance — 1.1%
Definity Financial Corp.	135,590	3,841,401
Real Estate Investment Trusts (REITS) — 5.0%
DiamondRock Hospitality Co.	542,995	5,098,723
Four Corners Property Trust, Inc.	179,351	4,537,580
Outfront Media, Inc.	284,964	3,978,098
Terreno Realty Corp.	69,299	4,342,968
		17,957,369
Savings & Loans — 3.0%
Berkshire Hills Bancorp, Inc.	105,327	2,615,269
OceanFirst Financial Corp.	124,980	2,169,653
Pacific Premier Bancorp, Inc.	132,570	3,859,113
WSFS Financial Corp.	49,585	2,277,439
		10,921,474
		63,629,603
Industrial — 22.1%
Aerospace & Defense — 2.6%
Curtiss-Wright Corp.	30,038	6,692,166
Spirit AeroSystems Holdings, Inc. Class A (a)	90,875	2,888,008
		9,580,174
Building Materials — 2.0%
Summit Materials, Inc. Class A (a)	189,660	7,294,324
Electrical Components & Equipment — 0.9%
Belden, Inc.	42,129	3,254,465

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 4.2%
Atkore, Inc. (a)	47,470	$7,595,200
Itron, Inc. (a)	53,524	4,041,597
Vishay Intertechnology, Inc.	153,340	3,675,560
		15,312,357
Engineering & Construction — 2.2%
TopBuild Corp. (a)	20,996	7,857,963
Environmental Controls — 1.2%
Casella Waste Systems, Inc. Class A (a)	49,721	4,249,157
Hand & Machine Tools — 0.7%
Regal Rexnord Corp.	17,169	2,541,355
Machinery – Construction & Mining — 1.0%
BWX Technologies, Inc.	49,539	3,801,127
Machinery – Diversified — 2.5%
Esab Corp.	43,759	3,790,404
Zurn Elkay Water Solutions Corp. Class C (b)	174,319	5,126,722
		8,917,126
Miscellaneous - Manufacturing — 1.8%
EnPro Industries, Inc.	41,039	6,432,453
Packaging & Containers — 1.0%
Silgan Holdings, Inc.	82,827	3,747,922
Transportation — 2.0%
CryoPort, Inc. (a) (b)	126,561	1,960,430
Hub Group, Inc. Class A (a)	55,633	5,114,898
		7,075,328
		80,063,751
Technology — 16.2%
Computers — 4.8%
ASGN, Inc. (a)	55,628	5,349,745
CACI International, Inc. Class A (a)	13,814	4,473,802
Endava PLC Sponsored ADR (a)	58,975	4,591,204
KBR, Inc.	52,609	2,915,064
		17,329,815
Semiconductors — 4.2%
Allegro MicroSystems, Inc. (a)	121,938	3,691,063
MACOM Technology Solutions Holdings, Inc. (a)	51,935	4,827,358
MKS Instruments, Inc.	32,984	3,393,064
Silicon Laboratories, Inc. (a)	26,117	3,454,496
		15,365,981
Software — 7.2%
Envestnet, Inc. (a)	55,016	2,724,392
Evolent Health, Inc. Class A (a) (b)	102,875	3,397,961
Gitlab, Inc. Class A (a)	81,874	5,154,787

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HashiCorp, Inc. Class A (a)	76,933	$1,818,696
Paycor HCM, Inc. (a)	194,366	4,196,362
Progress Software Corp.	56,178	3,050,466
Sprout Social, Inc. Class A (a)	90,778	5,577,401
		25,920,065
		58,615,861
Utilities — 1.0%
Electric — 1.0%
Portland General Electric Co.	80,294	3,479,942

TOTAL COMMON STOCK (Cost $292,796,977)		360,770,132

TOTAL EQUITIES (Cost $292,796,977)		360,770,132

TOTAL LONG-TERM INVESTMENTS (Cost $292,796,977)		360,770,132

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (c)	$5,115,029	5,115,029

TOTAL SHORT-TERM INVESTMENTS (Cost $5,115,029)		5,115,029

TOTAL INVESTMENTS — 101.0% (Cost $297,912,006) (d)		365,885,161

Other Assets/(Liabilities) — (1.0)%		(3,798,722)

NET ASSETS — 100.0%		$362,086,439

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $17,708,628 or 4.89% of net assets. The Fund received $18,082,993 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $5,115,939. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $5,217,344.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Canada — 0.6%
Canadian Pacific Kansas City Ltd. (a)	14,407	$1,139,017
China — 2.6%
JD.com, Inc. ADR	137,999	3,986,791
Tencent Holdings Ltd.	24,700	933,185
Yum China Holdings, Inc. (YUMC US)	2,840	120,501
		5,040,477
Denmark — 4.2%
Novo Nordisk AS Class B	77,706	8,037,507
France — 11.7%
Airbus SE	57,174	8,825,281
Dassault Systemes SE	18,880	924,264
EssilorLuxottica SA	7,452	1,497,821
Kering SA	6,021	2,672,005
LVMH Moet Hennessy Louis Vuitton SE	10,098	8,190,743
Pernod Ricard SA	1,331	235,361
		22,345,475
Germany — 3.0%
Allianz SE Registered	3,904	1,042,760
SAP SE	30,375	4,672,448
		5,715,208
India — 7.1%
DLF Ltd.	1,155,114	10,040,012
HDFC Bank Ltd.	45,950	942,309
ICICI Bank Ltd. Sponsored ADR	106,851	2,547,328
		13,529,649
Israel — 1.1%
Nice Ltd. Sponsored ADR (a) (b)	10,272	2,049,367
Italy — 1.0%
Brunello Cucinelli SpA	16,370	1,606,185
Ferrari NV	849	286,147
		1,892,332
Japan — 5.5%
Hoya Corp.	7,300	907,895
Keyence Corp.	11,700	5,128,618
Murata Manufacturing Co. Ltd.	92,790	1,959,625

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TDK Corp.	51,300	$2,431,823
		10,427,961
Netherlands — 1.9%
ASML Holding NV	3,440	2,597,245
BE Semiconductor Industries NV	2,779	418,759
Universal Music Group NV	17,822	508,928
		3,524,932
Spain — 1.4%
Amadeus IT Group SA	36,592	2,624,380
Sweden — 5.0%
Assa Abloy AB Class B	131,999	3,802,814
Atlas Copco AB Class A	332,413	5,724,047
		9,526,861
Switzerland — 0.6%
Lonza Group AG Registered	2,752	1,157,813
United States — 54.5%
Adobe, Inc. (b)	13,570	8,095,862
Alphabet, Inc. Class A (b)	153,606	21,457,222
Amazon.com, Inc. (b)	15,537	2,360,692
Analog Devices, Inc.	46,923	9,317,031
Avantor, Inc. (b)	30,566	697,822
Boston Scientific Corp. (b)	11,761	679,903
Charles River Laboratories International, Inc. (b)	2,875	679,650
Charter Communications, Inc. Class A (b)	2,423	941,772
Danaher Corp.	3,739	864,980
Ecolab, Inc.	3,596	713,267
Edwards Lifesciences Corp. (b)	5,957	454,221
Equifax, Inc.	12,337	3,050,817
IDEXX Laboratories, Inc. (b)	1,525	846,451
Illumina, Inc. (b)	6,309	878,465
Intuit, Inc.	14,606	9,129,188
Intuitive Surgical, Inc. (b)	5,567	1,878,083
IQVIA Holdings, Inc. (b)	8,521	1,971,589
Lam Research Corp.	592	463,690
Linde PLC (LIN US)	1,388	570,066
Marriott International, Inc. Class A	7,210	1,625,927
Marvell Technology, Inc.	51,177	3,086,485
Meta Platforms, Inc. Class A (b)	38,359	13,577,552
Microsoft Corp.	10,357	3,894,646
Netflix, Inc. (b)	817	397,781
NVIDIA Corp.	5,402	2,675,179
Phathom Pharmaceuticals, Inc. (a) (b)	36,710	335,162
S&P Global, Inc.	18,806	8,284,419
Thermo Fisher Scientific, Inc.	503	266,987
Veralto Corp.	1,247	102,578

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	16,812	$4,377,004
		103,674,491

TOTAL COMMON STOCK (Cost $107,845,004)		190,685,470

TOTAL EQUITIES (Cost $107,845,004)		190,685,470

TOTAL LONG-TERM INVESTMENTS (Cost $107,845,004)		190,685,470

SHORT-TERM INVESTMENTS — 1.2%
Investment of Cash Collateral from Securities Loaned — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,465,774	1,465,774

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (d)	$803,672	803,672

TOTAL SHORT-TERM INVESTMENTS (Cost $2,269,446)		2,269,446

TOTAL INVESTMENTS — 101.4% (Cost $110,114,450) (e)		192,954,916

Other Assets/(Liabilities) — (1.4)%		(2,697,893)

NET ASSETS — 100.0%		$190,257,023

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $3,286,084 or 1.73% of net assets. The Fund received $1,903,007 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $803,815. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $819,783.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual International Equity Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.1%
Australia — 1.2%
BHP Group Ltd. Sponsored ADR (a)	1,300	$88,803
BHP Group Ltd.	3,900	133,694
Glencore PLC	36,100	216,573
Macquarie Group Ltd.	2,800	348,956
Santos Ltd.	64,300	335,783
Sonic Healthcare Ltd.	10,400	227,036
Westpac Banking Corp.	10,830	168,528
		1,519,373
Belgium — 1.0%
Anheuser-Busch InBev SA	9,600	620,221
Groupe Bruxelles Lambert NV	1,800	141,863
KBC Group NV	4,400	285,493
Liberty Global Ltd. Class C (a) (b)	12,700	236,728
		1,284,305
Canada — 6.2%
Bank of Nova Scotia (a)	25,057	1,219,710
Canadian National Railway Co.	26,080	3,278,083
CCL Industries, Inc. Class B	1,800	80,949
Intact Financial Corp.	19,044	2,929,935
TFI International, Inc.	632	85,968
		7,594,645
China — 0.1%
NXP Semiconductors NV	400	91,872
Denmark — 0.1%
Novo Nordisk AS Class B	1,200	124,122
Finland — 2.2%
Kone OYJ Class B	53,426	2,673,565
France — 9.4%
Accor SA	7,326	280,213
Amundi SA (c)	3,292	225,130
AXA SA	63,161	2,061,756
Capgemini SE	15,920	3,330,360
Cie de Saint-Gobain SA	3,300	244,023
Engie SA	5,615	98,735
LVMH Moet Hennessy Louis Vuitton SE	1,450	1,176,132
Rexel SA	3,900	107,201
Societe Generale SA	11,700	311,934
Sodexo SA	2,834	311,993
TotalEnergies SE	7,600	516,256

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Veolia Environnement SA	15,092	$476,683
Vinci SA	19,261	2,419,051
		11,559,467
Germany — 7.1%
Allianz SE Registered	1,160	309,837
BASF SE	3,600	193,853
Deutsche Boerse AG	1,636	336,830
Deutsche Post AG Registered	9,400	465,636
Heidelberg Materials AG	5,000	446,741
Infineon Technologies AG	9,400	392,061
K&S AG Registered	4,000	63,181
Merck KGaA	19,861	3,159,046
SAP SE	4,100	630,684
Siemens AG Registered	2,860	536,451
Symrise AG	18,355	2,018,899
Zalando SE (b) (c)	7,500	177,592
		8,730,811
Hong Kong — 3.4%
AIA Group Ltd.	314,552	2,732,012
CK Asset Holdings Ltd.	54,000	270,046
Prudential PLC	99,523	1,120,344
		4,122,402
Ireland — 1.0%
AerCap Holdings NV (b)	6,281	466,804
AIB Group PLC	68,100	291,398
Ryanair Holdings PLC Sponsored ADR (b)	300	40,008
Smurfit Kappa Group PLC	10,300	406,044
		1,204,254
Israel — 0.3%
Check Point Software Technologies Ltd. (b)	2,090	319,331
Italy — 0.1%
Prysmian SpA	2,600	118,538
Japan — 15.4%
Astellas Pharma, Inc.	152,610	1,829,804
Canon, Inc. (a)	7,500	192,237
Chugai Pharmaceutical Co. Ltd.	95,261	3,611,923
Denka Co. Ltd.	7,200	127,251
FANUC Corp.	8,400	247,108
Fujitsu Ltd.	2,800	422,704
Hitachi Ltd.	6,400	462,537
Kao Corp. (a)	58,176	2,390,701
KDDI Corp.	90,804	2,882,856
Kirin Holdings Co. Ltd. (a)	92,165	1,349,402
Kyocera Corp.	24,000	348,854
Nintendo Co. Ltd.	7,800	407,598
Olympus Corp.	14,800	213,587
ORIX Corp.	21,200	397,220
Rakuten Group, Inc. (a) (b)	49,200	218,612
Renesas Electronics Corp. (b)	11,500	206,391
SBI Holdings, Inc.	16,000	358,876

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Seven & i Holdings Co. Ltd.	10,700	$423,774
Shiseido Co. Ltd.	37,942	1,142,244
Sony Group Corp.	7,000	663,283
Square Enix Holdings Co. Ltd.	2,700	96,752
Sumitomo Mitsui Financial Group, Inc.	9,300	453,004
Toyota Industries Corp.	5,900	479,048
		18,925,766
Luxembourg — 0.2%
ArcelorMittal SA	9,700	275,086
Netherlands — 4.8%
ASML Holding NV	490	369,956
EXOR NV	1,100	110,276
Heineken Holding NV	3,900	330,595
Heineken NV	31,986	3,254,420
ING Groep NV Series N	14,500	217,068
Koninklijke Philips NV (b)	3,745	87,461
Shell PLC	46,032	1,495,542
		5,865,318
Norway — 0.5%
Aker BP ASA	10,913	317,162
DNB Bank ASA	17,100	363,284
		680,446
Republic of Korea — 0.4%
Samsung Electronics Co. Ltd.	8,100	492,641
Singapore — 0.3%
DBS Group Holdings Ltd.	14,500	366,339
Spain — 3.5%
Iberdrola SA	183,622	2,401,429
Industria de Diseno Textil SA	43,094	1,879,606
		4,281,035
Sweden — 2.8%
Assa Abloy AB Class B	90,643	2,611,372
Essity AB Class B	12,000	297,375
Husqvarna AB Class B (a)	8,800	72,539
Skandinaviska Enskilda Banken AB Class A	18,859	259,599
Volvo AB Class B	5,700	148,177
		3,389,062
Switzerland — 5.2%
ABB Ltd. Registered	8,000	355,513
Cie Financiere Richemont SA Registered	2,600	358,626
Julius Baer Group Ltd.	2,800	157,332
Novartis AG Registered	30,348	3,064,223
Sika AG Registered	7,402	2,418,486
		6,354,180
United Kingdom — 19.5%
Ashtead Group PLC	4,500	311,807

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
AstraZeneca PLC	19,330	$2,603,430
Aviva PLC	31,858	176,211
BAE Systems PLC	228,663	3,235,098
Barratt Developments PLC	18,900	135,196
BP PLC	80,800	477,489
Bunzl PLC	5,300	215,132
Burberry Group PLC	6,900	125,310
CK Hutchison Holdings Ltd.	76,000	409,060
CNH Industrial NV	24,300	297,705
Compass Group PLC	50,682	1,384,881
DCC PLC	5,941	435,945
Diageo PLC	76,968	2,795,031
Dowlais Group PLC	32,769	44,494
Entain PLC	14,600	184,417
Inchcape PLC	21,756	197,726
Informa PLC	17,400	172,743
Kingfisher PLC	85,500	264,609
Legal & General Group PLC	105,400	336,106
Lloyds Banking Group PLC	688,600	416,964
National Grid PLC	62,783	847,717
Pearson PLC	4,455	54,703
Persimmon PLC	9,200	162,265
Reckitt Benckiser Group PLC	46,092	3,179,875
Smith & Nephew PLC	168,611	2,308,191
Tesco PLC	102,400	378,784
Unilever PLC (ULVR LN)	9,300	449,970
Unilever PLC (UNA NA)	48,245	2,336,057
		23,936,916
United States — 13.4%
Experian PLC	72,349	2,948,350
GSK PLC	16,520	305,146
Linde PLC (LIN US)	670	275,176
Linde PLC (WM2 TH)	8,131	3,309,289
Nestle SA Registered	31,452	3,640,172
Roche Holding AG	10,507	3,045,266
Sanofi SA	4,500	446,136
Schneider Electric SE	11,603	2,336,266
Stellantis NV	7,200	168,613
		16,474,414

TOTAL COMMON STOCK (Cost $113,256,989)		120,383,888

PREFERRED STOCK — 0.1%
Germany — 0.1%
Henkel AG & Co. KGaA 2.542%
	2,369	190,543

TOTAL PREFERRED STOCK (Cost $184,455)		190,543

TOTAL EQUITIES (Cost $113,441,444)		120,574,431

TOTAL LONG-TERM INVESTMENTS (Cost $113,441,444)		120,574,431

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 3.8%

Investment of Cash Collateral from Securities Loaned — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,175,788	$2,175,788

	Principal Amount
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (e)	$2,478,720	2,478,720

TOTAL SHORT-TERM INVESTMENTS (Cost $4,654,508)		4,654,508

TOTAL INVESTMENTS — 102.0% (Cost $118,095,952) (f)		125,228,939

Other Assets/(Liabilities) — (2.0)%		(2,500,548)

NET ASSETS — 100.0%		$122,728,391

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $5,309,623 or 4.33% of net assets. The Fund received $3,423,209 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $402,722 or 0.33% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,479,161. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $2,528,347.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments

December 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 95.8%
Brazil — 6.2%
Ambev SA	696,263	$1,962,610
Arezzo Industria e Comercio SA	14,887	196,813
B3 SA - Brasil Bolsa Balcao	329,400	979,589
Localiza Rent a Car SA	41,206	537,286
NU Holdings Ltd. Class A (a)	125,835	1,048,206
Raia Drogasil SA	7,500	45,269
Vale SA Sponsored ADR	46,014	729,782
WEG SA	97,937	760,990
		6,260,545
Chile — 1.0%
Antofagasta PLC	28,601	611,820
Banco Santander Chile	8,770,560	428,070
		1,039,890
China — 19.2%
BeiGene Ltd. ADR (a)	1,093	197,133
Budweiser Brewing Co. APAC Ltd. (b)	56,700	105,857
H World Group Ltd.	8,800	29,366
H World Group Ltd. ADR	120,167	4,018,385
Meituan Class B (a) (b)	8,784	92,584
MicroTech Medical Hangzhou Co. Ltd. Class H (a) (b)	32,900	27,030
NetEase, Inc. ADR	13,950	1,299,582
New Horizon Health Ltd. (a) (b)	128,500	379,855
PDD Holdings, Inc. ADR (a)	4,967	726,722
Tencent Holdings Ltd.	94,590	3,573,682
WuXi Biologicals Cayman, Inc. (a) (b) (c)	71,000	268,202
WuXi XDC Cayman, Inc. (a)	147,000	602,420
Yum China Holdings, Inc. (YUMC US)	106,758	4,529,742
Zai Lab Ltd. ADR (a) (d)	7,408	202,461
ZTO Express Cayman, Inc.	10,970	231,295
ZTO Express Cayman, Inc. ADR	146,516	3,117,861
		19,402,177
France — 6.4%
L'Oreal SA	1,219	606,094
Pernod Ricard SA	25,262	4,467,081
TotalEnergies SE	19,686	1,337,240
		6,410,415
Hong Kong — 0.1%
AIA Group Ltd.	7,000	60,798

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
India — 17.4%
Havells India Ltd.	31,699	$520,556
HCL Technologies Ltd.	25,540	449,893
HDFC Bank Ltd.	248,362	5,093,227
Kotak Mahindra Bank Ltd.	245,940	5,623,142
Oberoi Realty Ltd.	74,410	1,271,669
Tata Consultancy Services Ltd.	102,018	4,653,204
		17,611,691
Indonesia — 1.3%
Bank Central Asia Tbk. PT	1,721,500	1,049,994
Bank Rakyat Indonesia Persero Tbk. PT	632,200	234,384
		1,284,378
Italy — 1.6%
Ermenegildo Zegna NV	22,891	264,849
PRADA SpA	234,800	1,339,840
		1,604,689
Japan — 1.5%
Chugai Pharmaceutical Co. Ltd.	12,800	485,326
Daiichi Sankyo Co. Ltd.	36,800	1,018,783
		1,504,109
Mexico — 12.9%
America Movil SAB de CV ADR	118,099	2,187,193
Fomento Economico Mexicano SAB de CV	177,932	2,320,524
Grupo Financiero Banorte SAB de CV Class O	5,500	55,418
Grupo Mexico SAB de CV Series B	1,033,694	5,745,247
Wal-Mart de Mexico SAB de CV	644,768	2,710,676
		13,019,058
Netherlands — 0.6%
Argenx SE ADR (a)	1,580	601,080
Peru — 1.1%
Credicorp Ltd.	7,210	1,080,995
Philippines — 1.2%
SM Investments Corp.	71,460	1,124,973
SM Prime Holdings, Inc.	139,200	82,689
		1,207,662
Poland — 0.0%
Allegro.eu SA (a) (b)	3,994	33,849
Portugal — 1.4%
Galp Energia SGPS SA	93,747	1,379,026
Republic of Korea — 9.9%
Kakao Corp.	11,063	464,464
LG Chem Ltd.	5,123	1,973,260
LG H&H Co. Ltd.	791	217,280
Samsung Biologics Co. Ltd. (a) (b)	2,921	1,721,814

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Samsung Electronics Co. Ltd.	85,693	$5,211,841
SK Hynix, Inc.	4,074	444,820
		10,033,479
Russia — 0.0%
Novatek PJSC GDR (a) (b) (c) (e)	5,950	—
Sberbank of Russia PJSC (c) (e)	18,062	—
		—
South Africa — 1.0%
FirstRand Ltd.	248,675	998,218
Switzerland — 3.7%
Cie Financiere Richemont SA Registered	27,020	3,726,958
Taiwan — 9.1%
MediaTek, Inc.	4,000	131,743
Taiwan Semiconductor Manufacturing Co. Ltd.	470,000	9,045,377
		9,177,120
Turkey — 0.2%
Akbank TAS	127,513	158,200
BIM Birlesik Magazalar AS	4,976	50,783
		208,983

TOTAL COMMON STOCK (Cost $92,271,119)		96,645,120

PREFERRED STOCK — 1.0%
Brazil — 1.0%
Itau Unibanco Holding SA 3.699%
	148,082	1,029,692

TOTAL PREFERRED STOCK (Cost $799,371)		1,029,692

TOTAL EQUITIES (Cost $93,070,490)		97,674,812

RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent a Car SA (a)	147	605

TOTAL RIGHTS (Cost $0)		605

TOTAL LONG-TERM INVESTMENTS (Cost $93,070,490)		97,675,417

SHORT-TERM INVESTMENTS — 2.6%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	60,284	60,284

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/23, 1.600%, due 1/02/24 (g)	$2,561,476	$2,561,476

TOTAL SHORT-TERM INVESTMENTS (Cost $2,621,760)		2,621,760

TOTAL INVESTMENTS — 99.4% (Cost $95,692,250) (h)		100,297,177

Other Assets/(Liabilities) — 0.6%		646,672

NET ASSETS — 100.0%		$100,943,849

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $2,629,191 or 2.60% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2023, these securities amounted to a value of $268,202 or 0.27% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2023, was $200,204 or 0.20% of net assets. The Fund received $145,006 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Investment is valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $2,561,932. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 11/30/25, and an aggregate market value, including accrued interest, of $2,612,758.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 14 series, including the following 13 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Core Bond Fund (“Core Bond Fund”)

MassMutual Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual High Yield Fund (“High Yield Fund”)

MassMutual Balanced Fund (“Balanced Fund”)

MassMutual Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Main Street Fund (“Main Street Fund”)

MassMutual Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Global Fund (“Global Fund”)

MassMutual International Equity Fund (“International Equity Fund”)

MassMutual Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security's underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Disciplined Value Fund characterized all investments at Level 1, as of December 31, 2023. The Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2023. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of December 31, 2023, for the remaining Funds' investments:

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$80,593,879	$—	$80,593,879
Non-U.S. Government Agency Obligations	—	76,586,381	—	76,586,381
U.S. Government Agency Obligations and Instrumentalities	—	78,324	—	78,324
Short-Term Investments	1,608,900	13,103,592	—	14,712,492
Total Investments	$1,608,900	$170,362,176	$—	$171,971,076

Asset Derivatives
Futures Contracts	$846,874	$—	$—	$846,874
Swap Agreements	—	182,824	—	182,824
Total	$846,874	$182,824	$—	$1,029,698

Liability Derivatives
Futures Contracts	$(1,365,292)	$—	$—	$(1,365,292)
Swap Agreements	—	(731,882)	—	(731,882)
Total	$(1,365,292)	$(731,882)	$—	$(2,097,174)

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$117,161,154	$—	$117,161,154
U.S. Government Agency Obligations and Instrumentalities	—	30,653,968	—	30,653,968
U.S. Treasury Obligations	—	39,615,852	—	39,615,852
Short-Term Investments	—	60,724,647	—	60,724,647
Total Investments	$—	$248,155,621	$—	$248,155,621

Asset Derivatives
Swap Agreements	$—	$7,321,295	$—	$7,321,295

Liability Derivatives
Futures Contracts	$(559,698)	$—	$—	$(559,698)
Swap Agreements	—	(348,179)	—	(348,179)
Total	$(559,698)	$(348,179)	$—	$(907,877)

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$262,583,545	$—	$262,583,545
Non-U.S. Government Agency Obligations	—	162,049,692	—	162,049,692
Sovereign Debt Obligations	—	1,526,462	—	1,526,462
U.S. Government Agency Obligations and Instrumentalities	—	192,724,162	—	192,724,162
U.S. Treasury Obligations	—	78,567,497	—	78,567,497
Short-Term Investments	1,541,228	78,063,092	—	79,604,320
Total Investments	$1,541,228	$775,514,450	$—	$777,055,678

Asset Derivatives
Futures Contracts	$5,091,245	$—	$—	$5,091,245
Swap Agreements	—	1,002,334	—	1,002,334
Total	$5,091,245	$1,002,334	$—	$6,093,579

Liability Derivatives
Futures Contracts	$(82,206)	$—	$—	$(82,206)
Swap Agreements	—	(3,881,241)	—	(3,881,241)
Total	$(82,206)	$(3,881,241)	$—	$(3,963,447)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Preferred Stock	$1,078,737	$—	$—	$1,078,737
Corporate Debt	—	56,981,837	—	56,981,837
Non-U.S. Government Agency Obligations	—	34,611,511	—	34,611,511
Sovereign Debt Obligations	—	149,384	—	149,384
U.S. Government Agency Obligations and Instrumentalities	—	16,176,742	—	16,176,742
U.S. Treasury Obligations	—	20,099,327	—	20,099,327
Purchased Options	—	9,162	—	9,162
Warrants	—	—	3,966	3,966
Short-Term Investments	1,795,363	4,904,977	—	6,700,340
Total Investments	$2,874,100	$132,932,940	$3,966	$135,811,006

Asset Derivatives
Forward Contracts	$—	$140,688	$—	$140,688
Futures Contracts	1,665,651	—	—	1,665,651
Swap Agreements	—	201,471	—	201,471
Total	$1,665,651	$342,159	$—	$2,007,810

Liability Derivatives
Forward Contracts	$—	$(92,253)	$—	$(92,253)
Swap Agreements	—	(786,121)	—	(786,121)
Total	$—	$(878,374)	$—	$(878,374)

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$30,413,399	$—	$30,413,399
Corporate Debt	—	357,473,456	—	357,473,456
Short-Term Investments	20,172,590	31,212,608	—	51,385,198
Total Investments	$20,172,590	$419,099,463	$—	$439,272,053

Notes to Portfolio of Investments (Unaudited) (Continued)

Balanced Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$66,498,356	$—	$—	$66,498,356
Corporate Debt	—	12,520,641	—	12,520,641
Non-U.S. Government Agency Obligations	—	4,260,129	—	4,260,129
U.S. Government Agency Obligations and Instrumentalities	—	9,517,393	—	9,517,393
U.S. Treasury Obligations	—	11,156,639	—	11,156,639
Short-Term Investments	—	1,421,149	—	1,421,149
Total Investments	$66,498,356	$38,875,951	$—	$105,374,307

Asset Derivatives
Futures Contracts	$19,887	$—	$—	$19,887

Liability Derivatives
Futures Contracts	$(103,212)	$—	$—	$(103,212)

Notes to Portfolio of Investments (Unaudited) (Continued)

Main Street Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$65,520,404	$345,409	*	$—	$65,865,813
Short-Term Investments	359,881	941,957		—	1,301,838
Total Investments	$65,880,285	$1,287,366		$—	$67,167,651

Notes to Portfolio of Investments (Unaudited) (Continued)

Disciplined Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$169,386,847	$—	$—	$169,386,847
Mutual Funds	529,335	—	—	529,335
Short-Term Investments	585,774	1,312,867	—	1,898,641
Total Investments	$170,501,956	$1,312,867	$—	$171,814,823

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock *
Canada	$1,139,017	$—	$—	$1,139,017
China	4,107,292	933,185	—	5,040,477
Denmark	—	8,037,507	—	8,037,507
France	—	22,345,475	—	22,345,475
Germany	—	5,715,208	—	5,715,208
India	2,547,328	10,982,321	—	13,529,649
Israel	2,049,367	—	—	2,049,367
Italy	—	1,892,332	—	1,892,332
Japan	—	10,427,961	—	10,427,961
Netherlands	—	3,524,932	—	3,524,932
Spain	—	2,624,380	—	2,624,380
Sweden	—	9,526,861	—	9,526,861
Switzerland	—	1,157,813	—	1,157,813
United States	103,674,491	—	—	103,674,491
Short-Term Investments	1,465,774	803,672	—	2,269,446
Total Investments	$114,983,269	$77,971,647	$—	$192,954,916

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$88,803	$1,430,570	$—	$1,519,373
Belgium	236,728	1,047,577	—	1,284,305
Canada	7,594,645	—	—	7,594,645
China	91,872	—	—	91,872
Denmark	—	124,122	—	124,122
Finland	—	2,673,565	—	2,673,565
France	—	11,559,467	—	11,559,467
Germany	—	8,730,811	—	8,730,811
Hong Kong	—	4,122,402	—	4,122,402
Ireland	506,812	697,442	—	1,204,254
Israel	319,331	—	—	319,331
Italy	—	118,538	—	118,538
Japan	—	18,925,766	—	18,925,766
Luxembourg	—	275,086	—	275,086
Netherlands	—	5,865,318	—	5,865,318
Norway	—	680,446	—	680,446
Republic of Korea	—	492,641	—	492,641
Singapore	—	366,339	—	366,339
Spain	—	4,281,035	—	4,281,035
Sweden	—	3,389,062	—	3,389,062
Switzerland	—	6,354,180	—	6,354,180
United Kingdom	—	23,936,916	—	23,936,916
United States	275,176	16,199,238	—	16,474,414
Preferred Stock*
Germany	—	190,543	—	190,543
Short-Term Investments	2,175,788	2,478,720	—	4,654,508
Total Investments	$11,289,155	$113,939,784	$—	$125,228,939

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Brazil	$1,777,988	$4,482,557	$—		$6,260,545
Chile	428,070	611,820	—		1,039,890
China	14,694,306	4,707,871	—		19,402,177
France	—	6,410,415	—		6,410,415
Hong Kong	—	60,798	—		60,798
India	—	17,611,691	—		17,611,691
Indonesia	—	1,284,378	—		1,284,378
Italy	264,849	1,339,840	—		1,604,689
Japan	—	1,504,109	—		1,504,109
Mexico	13,019,058	—	—		13,019,058
Netherlands	601,080	—	—		601,080
Peru	1,080,995	—	—		1,080,995
Philippines	—	1,207,662	—		1,207,662
Poland	—	33,849	—		33,849
Portugal	—	1,379,026	—		1,379,026
Republic of Korea	—	10,033,479	—		10,033,479
Russia	—	—	—	+	—
South Africa	—	998,218	—		998,218
Switzerland	—	3,726,958	—		3,726,958
Taiwan	—	9,177,120	—		9,177,120
Turkey	—	208,983	—		208,983
Preferred Stock*
Brazil	—	1,029,692	—		1,029,692
Rights	605	—	—		605
Short-Term Investments	60,284	2,561,476	—		2,621,760
Total Investments	$31,927,235	$68,369,942	$—		$100,297,177

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of December 31, 2023.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2023, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At December 31, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$188,103,023	$850,160	$(16,982,107)	$(16,131,947)
Inflation-Protected and Income Fund	254,052,803	873,827	(6,771,009)	(5,897,182)
Core Bond Fund	829,869,115	7,628,094	(60,441,531)	(52,813,437)
Diversified Bond Fund	148,937,601	1,081,497	(14,208,092)	(13,126,595)
High Yield Fund	452,228,077	7,143,380	(20,099,404)	(12,956,024)
Balanced Fund	99,092,521	10,850,428	(4,568,642)	6,281,786
Disciplined Value Fund	38,737,324	4,558,804	(970,515)	3,588,289
Main Street Fund	55,861,922	11,957,228	(651,499)	11,305,729
Disciplined Growth Fund	141,273,633	31,940,745	(1,399,555)	30,541,190
Small Cap Opportunities Fund	297,912,006	79,619,160	(11,646,005)	67,973,155
Global Fund	110,114,450	87,709,949	(4,869,483)	82,840,466
International Equity Fund	118,095,952	15,324,465	(8,191,478)	7,132,987
Strategic Emerging Markets Fund	95,692,250	9,902,407	(5,297,480)	4,604,927

4. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date and is not expected to have a material impact on the financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.

5. Russia-Ukraine War

 In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.